Madison Conservative Allocation Fund
MADISON CONSERVATIVE ALLOCATION FUND
Investment Objective
The Madison Conservative Allocation Fund seeks income, capital appreciation and relative stability of value.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your immediate family invest, or agree to invest in the future, at least $25,000 in Madison Funds. More information about these and other discounts is available from your financial professional, in the “Your Account - Sales Charges and Fees” section on page 107 of the prospectus and in the “More About Purchasing and Selling Shares” section on page 61 of the statement of additional information.

Shareholder Fees: (fees paid directly from your investment)
Shareholder Fees Madison Funds Prospectus Madison Conservative Allocation Fund	Class A	Class B		Class C
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	5.75%	none		none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	none	4.50%	[1]	1.00%	[2]
Redemption Fee (as a percentage of Amount Redeemed)	none	none		none
[1]	The CDSC is reduced after 12 months and eliminated after six years following purchase.
[2]	The CDSC is eliminated after 12 months following purchase.

Annual Fund Operating Expenses: (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Madison Funds Prospectus	Madison Conservative Allocation Fund Class A		Madison Conservative Allocation Fund Class B		Madison Conservative Allocation Fund Class C		Madison Moderate Allocation Fund Class A		Madison Moderate Allocation Fund Class B		Madison Moderate Allocation Fund Class C		Madison Aggressive Allocation Fund Class A		Madison Aggressive Allocation Fund Class B		Madison Aggressive Allocation Fund Class C		Madison Cash Reserves Fund Class A		Madison Cash Reserves Fund Class B		Madison Tax-Free Virginia Fund Class Y	Madison Tax-Free National Fund Class Y	Madison Government Bond Fund Class Y		Madison High Quality Bond Fund Class Y	Madison Core Bond Fund Class A	Madison Core Bond Fund Class B	Madison Core Bond Fund Class Y	Madison Core Bond Fund Class R6		Madison Corporate Bond Fund Class Y	Madison High Income Fund Class A	Madison High Income Fund Class B	Madison High Income Fund Class Y	Madison Diversified Income Fund Class A	Madison Diversified Income Fund Class B	Madison Diversified Income Fund Class C	Madison Covered Call & Equity Income Fund Class A		Madison Covered Call & Equity Income Fund Class C		Madison Covered Call & Equity Income Fund Class Y		Madison Covered Call & Equity Income Fund Class R6		Madison Dividend Income Fund Class Y		Madison Large Cap Value Fund Class A	Madison Large Cap Value Fund Class B	Madison Large Cap Value Fund Class Y	Madison Investors Fund Class A		Madison Investors Fund Class Y		Madison Investors Fund Class R6		Madison Large Cap Growth Fund Class A	Madison Large Cap Growth Fund Class B	Madison Large Cap Growth Fund Class Y	Madison Mid Cap Fund Class A	Madison Mid Cap Fund Class B	Madison Mid Cap Fund Class Y	Madison Mid Cap Fund Class R6	Madison Small Cap Fund Class A	Madison Small Cap Fund Class B	Madison Small Cap Fund Class Y	Madison NorthRoad International Fund Class Y	Madison NorthRoad International Fund Class R6		Madison International Stock Fund Class A	Madison International Stock Fund Class B	Madison International Stock Fund Class Y	Madison Hansberger International Growth Fund Class Y		Madison Hansberger International Growth Fund Class I		Madison Target Retirement 2020 Fund R6	Madison Target Retirement 2030 Fund R6	Madison Target Retirement 2040 Fund R6	Madison Target Retirement 2050 Fund R6
Management Fees (as a percentage of Assets)	0.20%		0.20%		0.20%		0.20%		0.20%		0.20%		0.20%		0.20%		0.20%		0.40%		0.40%		0.50%	0.50%	0.40%		0.30%	0.50%	0.50%	0.50%	0.50%		0.40%	0.55%	0.55%	0.55%	0.65%	0.65%	0.65%	0.85%		0.85%		0.85%		0.85%		0.75%		0.55%	0.55%	0.55%	0.75%		0.75%		0.75%		0.75%	0.75%	0.75%	0.75%	0.75%	0.75%	0.75%	1.00%	1.00%	1.00%	0.80%	0.80%		1.05%	1.05%	1.05%	0.75%		0.75%		0.25%	0.25%	0.25%	0.25%
Distribution and Service (12b-1) Fees	0.25%		1.00%		1.00%		0.25%		1.00%		1.00%		0.25%		1.00%		1.00%		none		0.75%		none	none	none		none	0.25%	1.00%	none	none		none	0.25%	1.00%	none	0.25%	1.00%	1.00%	0.25%		1.00%		none		none		none		0.25%	1.00%	none	0.25%		none		none		0.25%	1.00%	none	0.25%	1.00%	none	none	0.25%	1.00%	none	none	none		0.25%	1.00%	none	none		none		none	none	none	none
Other Expenses (as a percentage of Assets):	0.25%		0.25%		0.25%		0.25%		0.25%		0.25%		0.25%		0.25%		0.25%		0.15%		0.15%		0.35%	0.35%	0.25%		0.19%	0.15%	0.15%	0.15%	0.02%		0.25%	0.20%	0.20%	0.20%	0.20%	0.20%	0.20%	0.15%		0.15%		0.15%		0.02%		0.35%		0.36%	0.36%	0.36%	0.35%		0.35%		0.02%		0.20%	0.20%	0.20%	0.40%	0.40%	0.40%	0.02%	0.25%	0.25%	0.25%	0.35%	0.02%		0.30%	0.30%	0.30%	0.40%		0.25%		0.05%	0.05%	0.05%	0.05%
Acquired Fund Fees and Expenses	0.49%	[1]	0.49%	[1]	0.49%	[1]	0.51%	[1]	0.51%	[1]	0.51%	[1]	0.52%	[1]	0.52%	[1]	0.52%	[1]																						0.03%		0.03%		0.03%		0.03%																																	0.25%	0.25%	0.25%	0.25%
Expenses (as a percentage of Assets)	1.19%		1.94%		1.94%														0.55%		1.30%				0.65%									1.00%	1.75%	0.75%	1.10%	1.85%	1.85%	1.28%	[2]	2.03%	[2]	1.03%	[2]	0.90%	[2]	1.10%		1.16%	1.91%	0.91%	1.35%		1.10%		0.77%		1.20%	1.95%	0.95%														1.15%	[3],[4]	1.00%	[3],[4]
Fee Waiver or Reimbursement																			(0.48%)	[5]	(1.23%)	[5]			(0.10%)	[6]																						(0.15%)	[7]				(0.15%)	[8]	(0.15%)	[8]	none	[8]
Net Expenses (as a percentage of Assets)							1.21%		1.96%		1.96%		1.22%		1.97%		1.97%		0.07%		0.07%		0.85%	0.85%	0.55%		0.49%	0.90%	1.65%	0.65%	5.20%	[9]	0.65%															0.95%					1.20%	[4]	0.95%	[4]	0.77%	[4]				1.40%	2.15%	1.15%	0.77%	1.50%	2.25%	1.25%	1.15%	0.82%	[9]	1.60%	2.35%	1.35%					0.55%	0.55%	0.55%	0.55%
[1]	Acquired fund fees and expenses have been updated to reflect current fees associated with investing in the underlying funds.
[2]	Total annual fund operating expenses for the period ended October 31, 2014 do not match the financial statements because the financial statements do not include acquired fund fees and expenses. In addition for Class Y shares total annual fund operating expenses do not match the financial statements due to rounding.
[3]	The investment adviser to the fund, Madison Asset Management, LLC (“Madison”), has contractually agreed to cap total fund operating expenses on an annual basis for Class Y shares at 1.15% and for Class I shares at 1.00% until at least July 31, 2016. The agreement described above may be terminated by the Board of Trustees of the fund at any time and for any reason; however, the Board has no intention of terminating this agreement prior to the end of its term. Not included in the fee cap are any fees and expenses relating to portfolio holdings (e.g., brokerage commissions, interest on loans, etc.); extraordinary and non-recurring fees and expenses (e.g., costs relating to any line of credit or other leverage facility the fund maintains with its custodian or another entity for investment purposes); or acquired fund fees and expenses.
[4]	Total annual fund operating expenses for the period ended October 31, 2014 do not match the financial statements because they have been restated to reflect current fees.
[5]	Madison Asset Management, LLC (“Madison”), the investment adviser of the fund, and MFD Distributor, LLC (“MFD”), the fund’s principal distributor, contractually agreed until at least February 28, 2016 to waive fees and reimburse fund expenses to the extent necessary to prevent a negative fund yield. The fee waiver agreement may be terminated by the Board of Trustees of the fund at any time and for any reason; however, the Board has no intention of terminating this agreement in the next year. Not included in the fee waiver are any fees and expenses relating to portfolio holdings (e.g., brokerage commissions, interest on loans, etc.); or extraordinary and non-recurring fees and expenses (e.g., costs relating to any line of credit the fund maintains with its custodian or another entity for investment purposes). Neither Madison nor MFD has the right to recoup any waived fees.
[6]	The investment adviser to the fund, Madison Asset Management, LLC (“Madison”), has contractually agreed to waive 0.10% of its management fee until at least February 28, 2016. The fee waiver agreement may be terminated by the Board of Trustees of the fund at any time and for any reason; however, theBoard has no intention of terminating this agreement in the next year. Any fees waived will not be subject to later recoupment by Madison.
[7]	The investment adviser to the fund, Madison Asset Management, LLC (“Madison”), has contractually agreed to waive 0.10% of its management fee and 0.05% of its service fee until at least February 28, 2016. The fee waiver agreements may be terminated by the Board of Trustees of the fund at any time and for any reason; however, the Board has no intention of terminating these agreements in the next year. Not included in the fee waivers are any fees and expenses relating to portfolio holdings (e.g., brokerage commissions, interest on loans, etc.) or extraordinary and non-recurring fees and expenses (e.g., costs relating to any line of credit the fund maintains with its custodian or another entity for investment purposes). Any fees waived will not be subject to later recoupment by Madison.
[8]	The investment adviser to the fund, Madison Asset Management, LLC (“Madison”), has contractually agreed to waive and/or reimburse the service fee it receives to the extent necessary to maintain total annual fund operating expenses for Class A shares at 1.20% and for Class Y shares at 0.95% until at least February 28, 2016. The fee waiver agreement described above may be terminated by the Board of Trustees of the fund at any time and for any reason; however, the Board has no intention of terminating the agreement in the next year. Not included in the fee waiver are any fees and expenses relating to portfolio holdings (e.g., brokerage commissions, interest on loans, etc.) or extraordinary and non-recurring fees and expenses (e.g., costs relating to any line of credit the fund maintains with its custodian or another entity for investment purposes). Any fees waived will not be subject to later recoupment by Madison.
[9]	Total annual fund operating expenses for the period ended October 31, 2014 do not match the financial statements due to rounding.

Example:
The following example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.
The example assumes you invest $10,000 in the fund for the time periods indicated and then either redeem or not redeem your shares at the end of the period. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example Madison Funds Prospectus (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Madison Conservative Allocation Fund Class A	689	931	1,192	1,935
Madison Conservative Allocation Fund Class B	647	959	1,247	2,073
Madison Conservative Allocation Fund Class C	297	609	1,047	2,264
Madison Moderate Allocation Fund Class A	691	937	1,202	1,957
Madison Moderate Allocation Fund Class B	649	965	1,257	2,094
Madison Moderate Allocation Fund Class C	299	615	1,057	2,285
Madison Aggressive Allocation Fund Class A	692	940	1,207	1,967
Madison Aggressive Allocation Fund Class B	650	968	1,262	2,105
Madison Aggressive Allocation Fund Class C	300	618	1,062	2,296
Madison Cash Reserves Fund Class A	7	128	259	643
Madison Cash Reserves Fund Class B	457	640	795	1,250
Madison Tax-Free Virginia Fund Class Y	87	271	471	1,049
Madison Tax-Free National Fund Class Y	87	271	471	1,049
Madison Government Bond Fund Class Y	56	198	352	801
Madison High Quality Bond Fund Class Y	50	157	274	616
Madison Core Bond Fund Class A	538	724	926	1,508
Madison Core Bond Fund Class B	618	870	1,097	1,754
Madison Core Bond Fund Class Y	66	208	362	810
Madison Core Bond Fund Class R6	53	167	291	653
Madison Corporate Bond Fund Class Y	66	208	362	810
Madison High Income Fund Class A	547	754	978	1,620
Madison High Income Fund Class B	628	901	1,149	1,864
Madison High Income Fund Class Y	77	240	417	930
Madison Diversified Income Fund Class A	681	905	1,146	1,838
Madison Diversified Income Fund Class B	638	932	1,201	1,973
Madison Diversified Income Fund Class C	288	582	1,001	2,169
Madison Covered Call & Equity Income Fund Class A	698	958	1,237	2,031
Madison Covered Call & Equity Income Fund Class C	306	637	1,093	2,358
Madison Covered Call & Equity Income Fund Class Y	105	328	569	1,259
Madison Covered Call & Equity Income Fund Class R6	92	287	498	1,108
Madison Dividend Income Fund Class Y	97	335	592	1,327
Madison Large Cap Value Fund Class A	686	922	1,177	1,903
Madison Large Cap Value Fund Class B	644	950	1,232	2,038
Madison Large Cap Value Fund Class Y	93	290	504	1,120
Madison Investors Fund Class A	690	964	1,258	2,093
Madison Investors Fund Class Y	97	335	592	1,327
Madison Investors Fund Class R6	79	236	428	954
Madison Large Cap Growth Fund Class A	690	934	1,197	1,946
Madison Large Cap Growth Fund Class B	648	962	1,252	2,080
Madison Large Cap Growth Fund Class Y	97	303	525	1,166
Madison Mid Cap Fund Class A	709	993	1,297	2,158
Madison Mid Cap Fund Class B	668	1,023	1,354	2,292
Madison Mid Cap Fund Class Y	117	365	633	1,398
Madison Mid Cap Fund Class R6	79	246	428	954
Madison Small Cap Fund Class A	719	1,022	1,346	2,263
Madison Small Cap Fund Class B	678	1,053	1,405	2,396
Madison Small Cap Fund Class Y	127	397	686	1,511
Madison NorthRoad International Fund Class Y	117	365	633	1,398
Madison NorthRoad International Fund Class R6	84	262	455	1,014
Madison International Stock Fund Class A	728	1,051	1,396	2,366
Madison International Stock Fund Class B	688	1,083	1,455	2,499
Madison International Stock Fund Class Y	137	428	739	1,624
Madison Hansberger International Growth Fund Class Y	117	365	633	1,398
Madison Hansberger International Growth Fund Class I	102	318	552	1,225
Madison Target Retirement 2020 Fund R6	56	198	352	801
Madison Target Retirement 2030 Fund R6	56	198	352	801
Madison Target Retirement 2040 Fund R6	56	198	352	801
Madison Target Retirement 2050 Fund R6	56	198	352	801

Expense Example, No Redemption Madison Funds Prospectus Madison Conservative Allocation Fund (USD $)	Class A	Class B	Class C
Expense Example, No Redemption, 1 Year	689	197	197
Expense Example, No Redemption, 3 Years	931	609	609
Expense Example, No Redemption, 5 Years	1,192	1,047	1,047
Expense Example, No Redemption, 10 Years	1,935	2,073	2,264

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the expense examples above, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 96% of the average value of its portfolio.

Principal Investment Strategies
The fund invests primarily in shares of other registered investment companies (the “underlying funds”). The fund will be diversified among a number of asset classes and its allocation among underlying funds will be based on an asset allocation model developed by Madison Asset Management, LLC (“Madison”), the fund’s investment adviser. Under normal circumstances, the fund’s total net assets will be allocated among various asset classes and underlying funds, including those whose shares trade on a stock exchange (exchange traded funds or “ETFs”), with target allocations over time of approximately 35% equity investments and 65% fixed income investments. Underlying funds in which the fund invests may include funds advised by Madison and/or its affiliates, including other Madison Funds (the “affiliated underlying funds”). Generally, Madison will not invest more than 75% of the fund’s net assets, at the time of purchase, in affiliated underlying funds. Although actual allocations may vary, the fund’s asset allocation among asset classes and underlying funds is expected to be approximately:

0-20%	money market funds;

20-80%	debt securities (e.g., bond funds and convertible bond funds);

0-20%	below-investment grade (“junk”) debt securities (e.g., high income funds);

10-50%	equity securities (e.g., U.S. stock funds);

0-40%	foreign securities (e.g., international stock and bond funds, including emerging market securities); and

0-20%	alternative asset classes (e.g., real estate investment trust funds, natural resources funds, precious metal funds and long/short funds).
With regard to investments in debt securities, Madison’s bias is toward securities with intermediate and short-term maturities. As of December 31, 2014, the dollar weighted average maturity of the fund’s debt portfolio was 7.35 years.
Madison may employ multiple analytical approaches to determine the appropriate asset allocation for the fund, including:

•
Asset allocation optimization analysis. This approach considers the degree to which returns in different asset classes do or do not move together, and the fund’s aim to achieve a favorable overall risk profile for any targeted level of portfolio return.

•
Scenario analysis. This approach analyzes historical and expected return data to model how individual asset classes and combinations of asset classes would affect the fund under different economic and market conditions.

•
Fundamental analysis. This approach draws upon Madison’s equity and fixed income professionals to judge each asset class against current and forecasted market conditions. Economic, industry and security level research will be utilized to develop return and risk expectations that may influence asset class selection.

In addition, Madison has a flexible mandate which permits the fund, at the sole discretion of the manager, to materially reduce equity risk exposures when and if conditions are deemed to warrant such an action.
The fund’s investment strategy reflects Madison’s general “Participate and Protect®” investment philosophy. Madison’s expectation is that investors in the fund will participate in market appreciation during bull markets and experience something less than full participation during bear markets compared with investors in portfolios holding more speculative and volatile securities; therefore, this investment philosophy is intended to represent a conservative investment strategy. There is no assurance that Madison’s expectations regarding this investment strategy will be realized.
Although the fund expects to pursue its investment objective utilizing its principal investment strategies regardless of market conditions, the fund may invest up to 100% in money market instruments. To the extent the fund engages in this temporary defensive position, the fund’s ability to achieve its investment objective may be diminished.

Principal Risks
The fund is a fund of funds, meaning that it invests primarily in the shares of underlying funds, including ETFs. Thus, the fund’s investment performance and its ability to achieve its investment goal are directly related to the performance of the underlying funds in which it invests. Each underlying fund’s performance, in turn, depends on the particular securities in which that underlying fund invests and the expenses of that underlying fund. Accordingly, the fund is subject to the risks of the underlying funds in direct proportion to the allocation of its assets among the underlying funds.
The specific risks of owning the fund are set forth below.  You could lose money as a result of investing in the fund. An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.  The fund’s share price and total return will fluctuate.  You should consider your own investment goals, time horizon and risk tolerance before investing in the fund.
Asset Allocation Risk. The fund is subject to asset allocation risk, which is the risk that the selection of the underlying funds and the allocation of the fund’s assets among the various asset classes and market segments will cause the fund to underperform other funds with a similar investment objective.
Market Risk. While the majority of the fund’s assets will typically be invested in underlying funds that invest primarily in debt securities, to the extent that the fund invests in underlying funds that invest in equities, the fund is subject to market risk, which is the risk that the value of an investment may fluctuate in response to stock market movements.
Interest Rate Risk. The fund, through the underlying funds, is subject to interest rate risk, which is the risk that the value of your investment will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the market value of income-bearing securities. When interest rates rise, bond prices fall; generally, the longer a bond’s maturity, the more sensitive it is to this risk.
Credit and Prepayment/Extension Risk. The fund, through the underlying funds, is also subject to credit risk, which is the risk that issuers of debt securities may be unable to meet their interest or principal payment obligations when due. There is also prepayment/extension risk, which is the chance that a rise/fall in interest rates will reduce/extend the life of a mortgage-backed security by increasing/decreasing mortgage prepayments, typically reducing the underlying fund’s return.
Non-Investment Grade Security Risk. The fund, through the underlying funds, may invest in non-investment grade securities (i.e., “junk” bonds). Issuers of non-investment grade securities are typically in weak financial health and their ability to pay interest and principal is uncertain. Compared to issuers of investment-grade bonds, they are more likely to encounter financial difficulties and to be materially affected by these difficulties when they do encounter them. “Junk” bond markets may react strongly to adverse news about an issuer or the economy, or to the perception or expectation of adverse news.
Equity Risk. The fund, through the underlying funds, is subject to equity risk. Equity risk is the risk that securities held by the fund will fluctuate in value due to general market or economic conditions, perceptions regarding the industries in which the issuers of securities held by the fund participate, and the particular circumstances and performance of particular companies whose securities the fund holds. In addition, while broad market measures of common stocks have historically generated higher average returns than fixed income securities, common stocks have also experienced significantly more volatility in those returns.
ETF Risks. The main risks of investing in ETFs are the same as investing in a portfolio of equity securities comprising the index on which the ETF is based, although lack of liquidity in an ETF could result in it being more volatile than the securities comprising the index. Additionally, the market prices of ETFs will fluctuate in accordance with both changes in the market value of their underlying portfolio securities and due to supply and demand for the instruments on the exchanges on which they are traded (which may result in their trading at a discount or premium to their net asset values). Index-based ETF investments may not replicate exactly the performance of their specific index because of transaction costs and because of the temporary unavailability of certain component securities of the index.
Foreign Security and Emerging Market Risk. Investments of underlying funds that invest in foreign securities involve risks relating to currency fluctuations and to political, social and economic developments abroad, as well as risks resulting from differences between the regulations to which U.S. and foreign issuers and markets are subject. These risks may be greater in emerging markets. The investment markets of emerging countries are generally more volatile than markets of developed countries with more mature economies.

Performance
The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows how the fund’s investment results have varied from year to year. The table shows the fund’s average annual total returns for various periods compared to a broad market index, as well as a custom index that reflects the fund’s asset allocation targets. The fund’s past performance (before and after taxes) is not necessarily an indication of its future performance. Updated performance information current to the most recent month end is available at no cost by visiting www.madisonfunds.com or by calling 1-800-877-6089.

Calendar Year Total Returns for Class A Shares (Returns do not reflect sales charges and would be lower if they did.)

Highest/Lowest quarter end results during this period were:

Highest:	2Q 2009	8.78%
Lowest:	4Q 2008	-8.83%

Average Annual Total ReturnsFor Periods Ended December 31, 2014
Average Annual Total Returns Madison Funds Prospectus Madison Conservative Allocation Fund	Label	1 Year	5 Years	Since Inception	Inception Date
Class A	Class A Shares – Return Before Taxes	(0.54%)	5.15%	3.58%
Class A After Taxes on Distributions	Return After Taxes on Distributions	(2.17%)	3.87%	2.44%
Class A After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	0.53%	3.59%	2.39%
Class B	Class B Shares – Return Before Taxes	0.29%	5.30%	3.57%
Class C	Class C Shares – Return before Taxes	3.87%	5.62%	3.31%	Feb. 29, 2008
Bank of America Merrill Lynch U.S. Corporate, Government & Mortgage Index (Since Inception 6/30/2006)	Bank of America Merrill Lynch U.S. Corporate, Government & Mortgage Index (reflects no deduction for sales charges, account fees, expenses or taxes)	6.37%	4.49%	5.44%
Bank of America Merrill Lynch U.S. Corporate, Government & Mortgage Index (Since Inception 2/29/2008)	Bank of America Merrill Lynch U.S. Corporate, Government & Mortgage Index (reflects no deduction for sales charges, account fees, expenses or taxes)	6.37%	4.49%	4.62%
Conservative Allocation Fund Custom Index (Since Inception 2/29/2008)	Conservative Allocation Fund Custom Index (reflects no deduction for sales charges, account fees, expenses or taxes)	7.13%	7.75%	5.99%
Conservative Allocation Fund Custom Index (Since Inception 6/30/2006)	Conservative Allocation Fund Custom Index (reflects no deduction for sales charges, account fees, expenses or taxes)	7.13%	7.75%	6.35%

The Conservative Allocation Fund Custom Index consists of 28% Russell 3000® Index, 7% MSCI AWCI ex-USA Index and 65% Barclays U.S. Aggregate Bond Index.
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for only Class A shares. After-tax returns for Class B and Class C shares will vary.

Madison Moderate Allocation Fund
MADISON MODERATE ALLOCATION FUND
Investment Objective
The Madison Moderate Allocation Fund seeks capital appreciation, income and moderated market risk.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your immediate family invest, or agree to invest in the future, at least $25,000 in Madison Funds. More information about these and other discounts is available from your financial professional, in the “Your Account - Sales Charges and Fees” section on page 107 of the prospectus and in the “More About Purchasing and Selling Shares” section on page 61 of the statement of additional information.

Shareholder Fees: (fees paid directly from your investment)
Shareholder Fees Madison Funds Prospectus Madison Moderate Allocation Fund	Class A	Class B		Class C
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	5.75%	none		none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	none	4.50%	[1]	1.00%	[2]
Redemption Fee (as a percentage of Amount Redeemed)	none	none		none
[1]	The CDSC is reduced after 12 months and eliminated after six years following purchase.
[2]	The CDSC is eliminated after 12 months following purchase.

Annual Fund Operating Expenses: (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Madison Funds Prospectus Madison Moderate Allocation Fund		Class A	Class B	Class C
Management Fees (as a percentage of Assets)		0.20%	0.20%	0.20%
Distribution and Service (12b-1) Fees		0.25%	1.00%	1.00%
Other Expenses (as a percentage of Assets):		0.25%	0.25%	0.25%
Acquired Fund Fees and Expenses	[1]	0.51%	0.51%	0.51%
Net Expenses (as a percentage of Assets)		1.21%	1.96%	1.96%
[1]	Acquired fund fees and expenses have been updated to reflect current fees associated with investing in the underlying funds.

Example:
The following example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.
The example assumes you invest $10,000 in the fund for the time periods indicated and then either redeem or not redeem your shares at the end of the period. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example Madison Funds Prospectus Madison Moderate Allocation Fund (USD $)	Class A	Class B	Class C
Expense Example, with Redemption, 1 Year	691	649	299
Expense Example, with Redemption, 3 Years	937	965	615
Expense Example, with Redemption, 5 Years	1,202	1,257	1,057
Expense Example, with Redemption, 10 Years	1,957	2,094	2,285

Expense Example, No Redemption Madison Funds Prospectus Madison Moderate Allocation Fund (USD $)	Class A	Class B	Class C
Expense Example, No Redemption, 1 Year	691	199	199
Expense Example, No Redemption, 3 Years	937	615	615
Expense Example, No Redemption, 5 Years	1,202	1,057	1,057
Expense Example, No Redemption, 10 Years	1,957	2,094	2,285

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the expense examples above, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 89% of the average value of its portfolio.

Principal Investment Strategies
The fund invests primarily in shares of other registered investment companies (the “underlying funds”). The fund will be diversified among a number of asset classes and its allocation among underlying funds will be based on an asset allocation model developed by Madison Asset Management, LLC (“Madison”), the fund’s investment adviser. Under normal circumstances, the fund’s total net assets will be allocated among various asset classes and underlying funds, including those whose shares trade on a stock exchange (exchange traded funds or “ETFs”), with target allocations over time of approximately 60% equity investments and 40% fixed income investments.. Underlying funds in which the fund invests may include funds advised by Madison and/or its affiliates, including other Madison Funds (the “affiliated underlying funds”). Generally, Madison will not invest more than 75% of the fund’s net assets, at the time of purchase, in affiliated underlying funds. Although actual allocations may vary, the fund’s asset allocation among asset classes and underlying funds is expected to be approximately:

0-15%	money market funds;

10-60%	debt securities (e.g., bond funds and convertible bond funds);

0-20%	below-investment grade (“junk”) debt securities (e.g., high income funds);

20-80%	equity securities (e.g., U.S. stock funds);

0-50%	foreign securities (e.g., international stock and bond funds, including emerging market securities); and

0-20%	alternative asset classes (e.g., real estate investment trust funds, natural resources funds, precious metal funds and long/short funds).
With regard to investments in debt securities, Madison’s bias is toward securities with intermediate and short-term maturities. As of December 31, 2014, the dollar weighted average maturity of the fund’s debt portfolio was 7.38% years.
Madison may employ multiple analytical approaches to determine the appropriate asset allocation for the fund, including:

•
Asset allocation optimization analysis. This approach considers the degree to which returns in different asset classes do or do not move together, and the fund’s aim to achieve a favorable overall risk profile for any targeted level of portfolio return.

•
Scenario analysis. This approach analyzes historical and expected return data to model how individual asset classes and combinations of asset classes would affect the fund under different economic and market conditions.

•
Fundamental analysis. This approach draws upon Madison’s equity and fixed income professionals to judge each asset class against current and forecasted market conditions. Economic, industry and security level research will be utilized to develop return and risk expectations that may influence asset class selection.

In addition, Madison has a flexible mandate which permits the fund, at the sole discretion of the manager, to materially reduce equity risk exposures when and if conditions are deemed to warrant such an action.
The fund’s investment strategy reflects Madison’s general “Participate and Protect®” investment philosophy. Madison’s expectation is that investors in the fund will participate in market appreciation during bull markets and experience something less than full participation during bear markets compared with investors in portfolios holding more speculative and volatile securities; therefore, this investment philosophy is intended to represent a conservative investment strategy. There is no assurance that Madison’s expectations regarding this investment strategy will be realized.
Although the fund expects to pursue its investment objective utilizing its principal investment strategies regardless of market conditions, the fund may invest up to 100% in money market instruments. To the extent the fund engages in this temporary defensive position, the fund’s ability to achieve its investment objective may be diminished.

Principal Risks
The fund is a fund of funds, meaning that it invests primarily in the shares of underlying funds, including ETFs. Thus, the fund’s investment performance and its ability to achieve its investment goal are directly related to the performance of the underlying funds in which it invests. Each underlying fund’s performance, in turn, depends on the particular securities in which that underlying fund invests and the expenses of that underlying fund. Accordingly, the fund is subject to the risks of the underlying funds in direct proportion to the allocation of its assets among the underlying funds.
The specific risks of owning the fund are set forth below.  You could lose money as a result of investing in the fund. An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.  The fund’s share price and total return will fluctuate.  You should consider your own investment goals, time horizon and risk tolerance before investing in the fund.
Asset Allocation Risk. The fund is subject to asset allocation risk, which is the risk that the selection of the underlying funds and the allocation of the fund’s assets among the various asset classes and market segments will cause the fund to underperform other funds with a similar investment objective.
Market Risk. The fund, through the underlying funds, is subject to market risk, which is the risk that the value of an investment may fluctuate in response to stock market movements. Certain of the underlying funds may invest in the equity securities of smaller companies, which may fluctuate more in value and be more thinly traded than the general market.
Equity Risk. The fund, through the underlying funds, is subject to equity risk. Equity risk is the risk that securities held by the fund will fluctuate in value due to general market or economic conditions, perceptions regarding the industries in which the issuers of securities held by the fund participate, and the particular circumstances and performance of particular companies whose securities the fund holds. In addition, while broad market measures of common stocks have historically generated higher average returns than fixed income securities, common stocks have also experienced significantly more volatility in those returns.
Interest Rate Risk. The fund, through the underlying funds, is subject to interest rate risk, which is the risk that the value of your investment will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the market value of income-bearing securities. When interest rates rise, bond prices fall; generally, the longer a bond’s maturity, the more sensitive it is to this risk.
Credit and Prepayment/Extension Risk. The fund, through the underlying funds, is also subject to credit risk, which is the risk that issuers of debt securities may be unable to meet their interest or principal payment obligations when due. There is also prepayment/extension risk, which is the chance that a rise/fall in interest rates will reduce/extend the life of a mortgage-backed security by increasing/decreasing mortgage prepayments, typically reducing the underlying fund’s return.
Non-Investment Grade Security Risk. The fund, through the underlying funds, may invest in non-investment grade securities (i.e., “junk” bonds). Issuers of non-investment grade securities are typically in weak financial health and their ability to pay interest and principal is uncertain. Compared to issuers of investment-grade bonds, they are more likely to encounter financial difficulties and to be materially affected by these difficulties when they do encounter them. “Junk” bond markets may react strongly to adverse news about an issuer or the economy, or to the perception or expectation of adverse news.
ETF Risks. The main risks of investing in ETFs are the same as investing in a portfolio of equity securities comprising the index on which the ETF is based, although lack of liquidity in an ETF could result in it being more volatile than the securities comprising the index. Additionally, the market prices of ETFs will fluctuate in accordance with both changes in the market value of their underlying portfolio securities and due to supply and demand for the instruments on the exchanges on which they are traded (which may result in their trading at a discount or premium to their net asset values). Index-based ETF investments may not replicate exactly the performance of their specific index because of transaction costs and because of the temporary unavailability of certain component securities of the index.
Foreign Security and Emerging Market Risk. Investments in foreign securities involve risks relating to currency fluctuations and to political, social and economic developments abroad, as well as risks resulting from differences between the regulations to which U.S. and foreign issuers and markets are subject. These risks may be greater in emerging markets. The investment markets of emerging countries are generally more volatile than markets of developed countries with more mature economies.

Performance
The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows how the fund’s investment results have varied from year to year. The table shows the fund’s average annual total returns for various periods compared to a broad market index, as well as a custom index that reflects the fund’s asset allocation targets. The fund’s past performance (before and after taxes) is not necessarily an indication of its future performance. Updated performance information current to the most recent month end is available at no cost by visiting www.madisonfunds.com or by calling 1-800-877-6089.

Calendar Year Total Returns for Class A Shares (Returns do not reflect sales charges and would be lower if they did.)

Highest/Lowest quarter end results during this period were:

Highest:	2Q 2009	12.32%
Lowest:	4Q 2008	-16.22%

Average Annual Total ReturnsFor Periods Ended December 31, 2014
Average Annual Total Returns Madison Funds Prospectus Madison Moderate Allocation Fund	Label	1 Year	5 Years	Since Inception	Inception Date
Class A	Class A Shares – Return Before Taxes	0.11%	7.24%	3.74%
Class A After Taxes on Distributions	Return After Taxes on Distributions	(1.53%)	6.34%	2.97%
Class A After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	1.31%	5.49%	2.72%
Class B	Class B Shares – Return Before Taxes	1.03%	7.40%	3.74%
Class C	Class C Shares – Return before Taxes	4.49%	7.72%	3.39%	Feb. 29, 2008
S&P 500 Index (Since Inception 6/30/2006)	S&P 500 Index (reflects no deduction for sales charges, account fees, expenses or taxes)	13.69%	15.45%	8.13%
S&P 500 Index (Since Inception 2/29/2008)	S&P 500 Index (reflects no deduction for sales charges, account fees, expenses or taxes)	13.69%	15.45%	8.96%
Moderate Allocation Fund Custom Index (Since Inception 6/30/2006)	Moderate Allocation Fund Custom Index (reflects no deduction for sales charges, account fees, expenses or taxes)	7.92%	10.00%	6.85%
Moderate Allocation Fund Custom Index (Since Inception 2/29/2008)	Moderate Allocation Fund Custom Index (reflects no deduction for sales charges, account fees, expenses or taxes)	7.92%	10.00%	6.74%

The Moderate Allocation Fund Custom Index consists of 48% Russell 3000® Index, 12% MSCI AWCI ex-USA Index and 40% Barclays U.S. Aggregate Bond Index.
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for only Class A shares. After-tax returns for Class B and Class C shares will vary.

Madison Aggressive Allocation Fund
MADISON AGGRESSIVE ALLOCATION FUND
Investment Objective
The Madison Aggressive Allocation Fund seeks capital appreciation.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your immediate family invest, or agree to invest in the future, at least $25,000 in Madison Funds. More information about these and other discounts is available from your financial professional, in the “Your Account - Sales Charges and Fees” section on page 107 of the prospectus and in the “More About Purchasing and Selling Shares” section on page 61 of the statement of additional information.

Shareholder Fees: (fees paid directly from your investment)
Shareholder Fees Madison Funds Prospectus Madison Aggressive Allocation Fund	Class A	Class B		Class C
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	5.75%	none		none
Maximum Deferred Sales Charge (as a percentage)	none	4.50%	[1]	1.00%	[2]
Redemption Fee (as a percentage of Amount Redeemed)	none	none		none
[1]	The CDSC is reduced after 12 months and eliminated after six years following purchase.
[2]	The CDSC is eliminated after 12 months following purchase.

Annual Fund Operating Expenses: (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Madison Funds Prospectus Madison Aggressive Allocation Fund		Class A	Class B	Class C
Management Fees (as a percentage of Assets)		0.20%	0.20%	0.20%
Distribution and Service (12b-1) Fees		0.25%	1.00%	1.00%
Other Expenses (as a percentage of Assets):		0.25%	0.25%	0.25%
Acquired Fund Fees and Expenses	[1]	0.52%	0.52%	0.52%
Net Expenses (as a percentage of Assets)		1.22%	1.97%	1.97%
[1]	Acquired fund fees and expenses have been updated to reflect current fees associated with investing in the underlying funds.

Example:
The following example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.
The example assumes you invest $10,000 in the fund for the time periods indicated and then either redeem or not redeem your shares at the end of the period. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example Madison Funds Prospectus Madison Aggressive Allocation Fund (USD $)	Class A	Class B	Class C
Expense Example, with Redemption, 1 Year	692	650	300
Expense Example, with Redemption, 3 Years	940	968	618
Expense Example, with Redemption, 5 Years	1,207	1,262	1,062
Expense Example, with Redemption, 10 Years	1,967	2,105	2,296

Expense Example, No Redemption Madison Funds Prospectus Madison Aggressive Allocation Fund (USD $)	Class A	Class B	Class C
Expense Example, No Redemption, 1 Year	692	200	200
Expense Example, No Redemption, 3 Years	940	618	618
Expense Example, No Redemption, 5 Years	1,207	1,062	1,062
Expense Example, No Redemption, 10 Years	1,967	2,105	2,296

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the expense examples above, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 78% of the average value of its portfolio.

Principal Investment Strategies
The fund invests primarily in shares of other registered investment companies (the “underlying funds”). The fund will be diversified among a number of asset classes and its allocation among underlying funds will be based on an asset allocation model developed by Madison Asset Management, LLC (“Madison”), the fund’s investment adviser. Under normal circumstances, the fund’s total net assets will be allocated among various asset classes and underlying funds, including those whose shares trade on a stock exchange (exchange traded funds or “ETFs”), with target allocations over time of approximately 85% equity investments and 15% fixed income investments. Underlying funds in which the fund invests may include funds advised by Madison and/or its affiliates, including other Madison Funds (the “affiliated underlying funds”). Generally, Madison will not invest more than 75% of the fund’s net assets, at the time of purchase, in affiliated underlying funds. Although actual allocations may vary, the fund’s asset allocation among asset classes and underlying funds is expected to be approximately:

0-10%	money market funds;

0-30%	debt securities, all of which could be in below investment grade (“junk”) debt securities (e.g., bond funds, convertible bond funds and high income funds);

30-90%	equity securities (e.g., U.S. stock funds);

0-60%	foreign securities (e.g., international stock and bond funds, including emerging market securities); and

0-20%	alternative asset classes (e.g., real estate investment trust funds, natural resources funds, precious metal funds and long/short funds).
With regard to investments in debt securities, Madison’s bias is toward securities with intermediate and short-term maturities. As of December 31, 2014, the dollar weighted average maturity of the fund’s debt portfolio was 7.69 years.
Madison may employ multiple analytical approaches to determine the appropriate asset allocation for the fund, including:

•
Asset allocation optimization analysis. This approach considers the degree to which returns in different asset classes do or do not move together, and the fund’s aim to achieve a favorable overall risk profile for any targeted level of portfolio return.

•
Scenario analysis. This approach analyzes historical and expected return data to model how individual asset classes and combinations of asset classes would affect the fund under different economic and market conditions.

•
Fundamental analysis. This approach draws upon Madison’s equity and fixed income professionals to judge each asset class against current and forecasted market conditions. Economic, industry and security level research will be utilized to develop return and risk expectations that may influence asset class selection.

In addition, Madison has a flexible mandate which permits the fund, at the sole discretion of the manager, to materially reduce equity risk exposures when and if conditions are deemed to warrant such an action.
The fund’s investment strategy reflects Madison’s general “Participate and Protect®” investment philosophy. Madison’s expectation is that investors in the fund will participate in market appreciation during bull markets and experience something less than full participation during bear markets compared with investors in portfolios holding more speculative and volatile securities; therefore, this investment philosophy is intended to represent a conservative investment strategy. There is no assurance that Madison’s expectations regarding this investment strategy will be realized.
Although the fund expects to pursue its investment objective utilizing its principal investment strategies regardless of market conditions, the fund may invest up to 100% in money market instruments. To the extent the fund engages in this temporary defensive position, the fund’s ability to achieve its investment objective may be diminished.

Principal Risks
The fund is a fund of funds, meaning that it invests primarily in the shares of underlying funds, including ETFs. Thus, the fund’s investment performance and its ability to achieve its investment goal are directly related to the performance of the underlying funds in which it invests. Each underlying fund’s performance, in turn, depends on the particular securities in which that underlying fund invests and the expenses of that underlying fund. Accordingly, the fund is subject to the risks of the underlying funds in direct proportion to the allocation of its assets among the underlying funds.
The specific risks of owning the fund are set forth below.  You could lose money as a result of investing in the fund. An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.  The fund’s share price and total return will fluctuate.  You should consider your own investment goals, time horizon and risk tolerance before investing in the fund.
Asset Allocation Risk. The fund is subject to asset allocation risk, which is the risk that the selection of the underlying funds and the allocation of the fund’s assets among the various asset classes and market segments will cause the fund to underperform other funds with a similar investment objective.
Market Risk. The fund, through the underlying funds, is subject to market risk, which is the risk that the value of an investment may fluctuate in response to stock market movements. Certain of the underlying funds may invest in the equity securities of smaller companies, which may fluctuate more in value and be more thinly traded than the general market.
Equity Risk. The fund, through the underlying funds, is subject to equity risk. Equity risk is the risk that securities held by the fund will fluctuate in value due to general market or economic conditions, perceptions regarding the industries in which the issuers of securities held by the fund participate, and the particular circumstances and performance of particular companies whose securities the fund holds. In addition, while broad market measures of common stocks have historically generated higher average returns than fixed income securities, common stocks have also experienced significantly more volatility in those returns.
Interest Rate Risk. To the extent that the fund invests in underlying funds that invest in debt securities, the fund will be subject to interest rate risk, which is the risk that the value of your investment will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the market value of income-bearing securities. When interest rates rise, bond prices fall; generally, the longer a bond’s maturity, the more sensitive it is to this risk.
Credit and Prepayment/Extension Risk. The fund, through the underlying funds, is also subject to credit risk, which is the risk that issuers of debt securities may be unable to meet their interest or principal payment obligations when due. There is also prepayment/extension risk, which is the chance that a rise/fall in interest rates will reduce/extend the life of a mortgage-backed security by increasing/decreasing mortgage prepayments, typically reducing the underlying fund’s return.
Non-Investment Grade Security Risk. The fund, through the underlying funds, may invest in non-investment grade securities (i.e., “junk” bonds). Issuers of non-investment grade securities are typically in weak financial health and their ability to pay interest and principal is uncertain. Compared to issuers of investment-grade bonds, they are more likely to encounter financial difficulties and to be materially affected by these difficulties when they do encounter them. “Junk” bond markets may react strongly to adverse news about an issuer or the economy, or to the perception or expectation of adverse news.
ETF Risks. The main risks of investing in ETFs are the same as investing in a portfolio of equity securities comprising the index on which the ETF is based, although lack of liquidity in an ETF could result in it being more volatile than the securities comprising the index. Additionally, the market prices of ETFs will fluctuate in accordance with both changes in the market value of their underlying portfolio securities and due to supply and demand for the instruments on the exchanges on which they are traded (which may result in their trading at a discount or premium to their net asset values). Index-based ETF investments may not replicate exactly the performance of their specific index because of transaction costs and because of the temporary unavailability of certain component securities of the index.
Foreign Security and Emerging Market Risk. Investments in foreign securities involve risks relating to currency fluctuations and to political, social and economic developments abroad, as well as risks resulting from differences between the regulations to which U.S. and foreign issuers and markets are subject. These risks may be greater in emerging markets. The investment markets of emerging countries are generally more volatile than markets of developed countries with more mature economies.

Performance
The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows how the fund’s investment results have varied from year to year. The table shows the fund’s average annual total returns for various periods compared to a broad market index, as well as a custom index that reflects the fund’s asset allocation targets. The fund’s past performance (before and after taxes) is not necessarily an indication of its future performance. Updated performance information current to the most recent month end is available at no cost by visiting www.madisonfunds.com or by calling 1-800-877-6089.

Calendar Year Total Returns for Class A Shares (Returns do not reflect sales charges and would be lower if they did.)

Highest/Lowest quarter end results during this period were:

Highest:	2Q 2009	16.91%
Lowest:	4Q2008	-24.05%

Average Annual Total ReturnsFor Periods Ended December 31, 2014
Average Annual Total Returns Madison Funds Prospectus Madison Aggressive Allocation Fund	Label	1 Year	5 Years	Since Inception	Inception Date
Class A	Class A Shares – Return Before Taxes	0.77%	8.59%	3.58%
Class A After Taxes on Distributions	Return After Taxes on Distributions	(1.38%)	7.90%	3.03%
Class A After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	2.16%	6.76%	2.74%
Class B	Class B Shares – Return Before Taxes	1.76%	8.78%	3.57%
Class C	Class C Shares – Return before Taxes	5.16%	9.05%		Feb. 29, 2008
S&P 500 Index (Since Inception 6/30/2006)	S&P 500 Index (reflects no deduction for sales charges, account fees, expenses or taxes)	13.69%	15.45%	8.13%
S&P 500 Index (Since Inception 2/29/2008)	S&P 500 Index (reflects no deduction for sales charges, account fees, expenses or taxes)	13.69%	15.45%	8.96%
Old Aggressive Allocation Fund Custom Index (Since Inception 2/29/2008)	Old Aggressive Allocation Fund Custom Index (reflects no deduction for sales charges, account fees, expenses or taxes)	8.68%	12.13%	7.27%
New Aggressive Allocation Fund Custom Index (Since Inception 6/30/2006)	Aggressive Allocation Fund Custom Index (reflects no deduction for sales charges, account fees, expenses or taxes)	8.53%	11.72%	7.11%
New Aggressive Allocation Fund Custom Index (Since Inception 2/29/2008)	New Aggressive Allocation Fund Custom Index (reflects no deduction for sales charges, account fees, expenses or taxes)	8.53%	11.72%	7.18%

The Aggressive Allocation Fund Custom Index consists of 64% Russell 3000® Index, 16% MSCI AWCI ex USA Index and 20% Barclays U.S. Aggregate Bond Index.
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for only Class A shares. After-tax returns for Class B and Class C shares will vary.

Madison Cash Reserves Fund
MADISON CASH RESERVES FUND
Investment Objective
The Madison Cash Reserves Fund seeks high current income from money market instruments consistent with the preservation of capital and liquidity.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.
Shareholder Fees: (fees paid directly from your investment)
Shareholder Fees Madison Funds Prospectus Madison Cash Reserves Fund	Class A	Class B
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	none	none
Maximum Deferred Sales Charge (as a percentage)	none	4.50%	[1]
Redemption Fee (as a percentage of Amount Redeemed)	none	none
[1]	The CDSC is reduced after 12 months and eliminated after six years following purchase.

Annual Fund Operating Expenses: (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Madison Funds Prospectus Madison Cash Reserves Fund		Class A	Class B
Management Fees (as a percentage of Assets)		0.40%	0.40%
Distribution and Service (12b-1) Fees		none	0.75%
Other Expenses (as a percentage of Assets):		0.15%	0.15%
Expenses (as a percentage of Assets)		0.55%	1.30%
Fee Waiver or Reimbursement	[1]	(0.48%)	(1.23%)
Net Expenses (as a percentage of Assets)		0.07%	0.07%
[1]	Madison Asset Management, LLC (“Madison”), the investment adviser of the fund, and MFD Distributor, LLC (“MFD”), the fund’s principal distributor, contractually agreed until at least February 28, 2016 to waive fees and reimburse fund expenses to the extent necessary to prevent a negative fund yield. The fee waiver agreement may be terminated by the Board of Trustees of the fund at any time and for any reason; however, the Board has no intention of terminating this agreement in the next year. Not included in the fee waiver are any fees and expenses relating to portfolio holdings (e.g., brokerage commissions, interest on loans, etc.); or extraordinary and non-recurring fees and expenses (e.g., costs relating to any line of credit the fund maintains with its custodian or another entity for investment purposes). Neither Madison nor MFD has the right to recoup any waived fees.

Example:
The following example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.
The example assumes you invest $10,000 in the fund for the time periods indicated and then either redeem or not redeem your shares at the end of the period. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example Madison Funds Prospectus Madison Cash Reserves Fund (USD $)	Class A	Class B
Expense Example, with Redemption, 1 Year	7	457
Expense Example, with Redemption, 3 Years	128	640
Expense Example, with Redemption, 5 Years	259	795
Expense Example, with Redemption, 10 Years	643	1,250

Expense Example, No Redemption Madison Funds Prospectus Madison Cash Reserves Fund (USD $)	Class A	Class B
Expense Example, No Redemption, 1 Year	7	7
Expense Example, No Redemption, 3 Years	128	290
Expense Example, No Redemption, 5 Years	259	585
Expense Example, No Redemption, 10 Years	643	1,250

Principal Investment Strategies
The fund invests exclusively in U.S. dollar-denominated money market securities maturing in 13 months or less from the date of purchase. These securities will include obligations of the U.S. Government and its agencies and instrumentalities, but may also include securities issued by U.S. and foreign financial institutions, corporations, municipalities, foreign governments, and multi-national organizations, such as the World Bank. At least 95% of the fund’s assets must be rated in the highest short-term category (or its unrated equivalent), and 100% of the fund’s assets must be invested in securities rated in the two highest rating categories.
The fund may invest in U.S. dollar-denominated foreign money market securities, although no more than 25% of the fund’s assets may be invested in these securities unless they are backed by a U.S. parent financial institution. In addition, the fund may enter into repurchase agreements, engage in short-term trading and purchase securities on a when-issued or forward commitment basis. The fund maintains a dollar-weighted average portfolio maturity of 60 days or less.
To the extent permitted by law and available in the market, the fund may invest in mortgage-backed and asset-backed securities, including those representing pools of mortgage, commercial, or consumer loans originated by financial institutions.

Principal Risks
As with any money market fund, the yield paid by the fund will vary with changes in interest rates. Generally, if interest rates rise, the market value of income bearing securities will decline.
During unusual periods of credit market illiquidity, it is possible that the fund’s holdings of commercial paper could be subject to principal loss in the event the fund needs to raise cash to meet redemptions.
An investment in the fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund attempts to maintain a stable price of $1.00 per share, there is no assurance that it will be able to do so and it is possible to lose money by investing in the fund.

Performance
The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows how the fund’s investment results have varied from year to year. The table shows the fund’s average annual total returns for various periods compared to a broad measure of market performance. The fund’s past performance (before and after taxes) is not necessarily an indication of its future performance. Updated performance information current to the most recent month end is available at no cost by visiting www.madisonfunds.com or by calling 1-800-877-6089.

Calendar Year Total Returns for Class A Shares

Average Annual Total ReturnsFor Periods Ended December 31, 2014
Average Annual Total Returns Madison Funds Prospectus Madison Cash Reserves Fund	Label	1 Year	5 Years	10 Years
Class A	Class A Shares	none	none	1.33%
Class B	Class B Shares	(4.50%)	(0.40%)	1.03%
90-Day U.S. Treasury Bill Index	90-Day U.S. Treasury Bill (reflects no deduction for sales charges, account fees, expenses or taxes)	0.03%	0.07%	1.46%

Madison Tax-Free Virginia Fund
MADISON TAX-FREE VIRGINIA FUND
Investment Objective
The primary investment objective of the Madison Tax-Free Virginia Fund is to receive income from municipal bonds and to distribute that income to its investors as tax-free dividends.
The secondary objective is to distribute dividends that are intended to be exempt from Virginia (and local) tax as well as federal tax.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.
Shareholder Fees: (fees paid directly from your investment)
Shareholder Fees	Madison Funds Prospectus Madison Tax-Free Virginia Fund Class Y
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	none
Redemption Fee (as a percentage of Amount Redeemed)	none

Annual Fund Operating Expenses: (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Madison Funds Prospectus Madison Tax-Free Virginia Fund Class Y
Management Fees (as a percentage of Assets)	0.50%
Distribution and Service (12b-1) Fees	none
Other Expenses (as a percentage of Assets):	0.35%
Net Expenses (as a percentage of Assets)	0.85%

Example:
The following example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.
The example assumes you invest $10,000 in the fund for the time periods indicated and then redeem your shares at the end of the period. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Madison Funds Prospectus Madison Tax-Free Virginia Fund Class Y	87	271	471	1,049

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the expense examples above, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 16% of the average value of its portfolio.

Principal Investment Strategies
The fund seeks to achieve its investment objective by investing at least 80% of its net assets (including borrowings for investment purposes) in municipal bonds that are exempt from federal and state income tax for residents of Virginia. These securities may be issued by state governments, their political subdivisions (for example, cities and counties) and public authorities (for example, school districts and housing authorities). The fund may also invest in bonds that, under federal law, are exempt from federal and state income taxation, such as bonds issued by the District of Columbia, Puerto Rico, the Virgin Islands and Guam. The fund only invests in investment grade bonds, which means bonds rated in the top four rating categories by a nationally recognized statistical rating organization, such as Moody’s, S&P or Fitch; however, if a bond is downgraded below investment grade, the fund may need to hold the bond for a period of time in an attempt to avoid selling it at a “fire sale” price. The fund invests in general obligation bonds of states and municipalities (backed by the general credit of the issuing city, state or county) and specific or limited purpose bonds (supported by, for example, a specific power company, hospital or highway project).
The fund invests in intermediate and long-term bonds having average, aggregate maturities (at the portfolio level) of 7 to 15 years. The fund’s dollar weighted average maturity as of December 31, 2014 was 10.93 years. Under normal market conditions, the fund will have an average duration range of 3 to 10 years, although it is expected to center around 5 to 8 years. Duration is an approximation of the expected change in a debt security’s price given a 1% move in interest rates, using the following formula: [change in debt security value = (change in interest rates) x (duration) x (-1)]. By way of example, assume XYZ company issues a five year bond which has a duration of 4.5 years. If interest rates were to instantly increase by 1%, the bond would be expected to decrease in value by approximately 4.5%. Securities are selected for the fund that, in the opinion of the portfolio managers, provide the highest combination of yield (i.e., the interest rate the bond pays in relation to its price), credit risk and diversification. To a lesser extent, consideration is also given as to whether a particular bond may increase in value from its price at the time of purchase. The fund generally holds 50-75 individual securities in its portfolio at any given time. This reflects the belief of the fund's investment adviser that your money should be invested in the adviser’s top investment ideas, and that focusing on the adviser's best investment ideas is the best way to achieve the fund’s investment objectives.
In the event the fund’s investment adviser, Madison Asset Management, LLC (“Madison”), determines that extraordinary conditions exist (such as tax law changes or a need to adopt a defensive investment position) making it advisable to invest a larger portion of the fund’s assets in taxable investments, more than 20% and even as much as 100% of the fund’s assets could be invested in securities whose income is taxable on the federal or state level. If this situation were to occur, the fund would not be invested in a manner designed to achieve its investment objective.
Although the fund expects to pursue its investment objective utilizing its principal investment strategies regardless of market conditions, the fund may invest up to 100% in tax-free money market instruments. To the extent the fund engages in this temporary defensive position, the fund’s ability to achieve its investment objective may be diminished.

Principal Risks
Interest Rate Risk. As with most income funds, the fund is subject to interest rate risk, which is the risk that the value of your investment will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the market value of income bearing securities. When interest rates rise, bond prices fall; generally, the longer the bond’s maturity, the more sensitive it is to this risk.
Call Risk. If a bond issuer “calls” a bond held by the fund (i.e., pays it off at a specified price before it matures), the fund could have to reinvest the proceeds at a lower interest rate. It may also experience a loss if the bond is called at a price lower than what the fund paid for the bond.
Risk of Default. Although the fund’s investment adviser monitors the condition of bond issuers, it is still possible that unexpected events could cause the issuer to be unable to pay either principal or interest on its bond. This could cause the bond to go into default and lose value. Some federal agency securities are not backed by the full faith and credit of the United States, so in the event of default, the fund would have to look to the agency issuing the bond for ultimate repayment.
Liquidity Risk. The fund is also subject to liquidity risk, which means there may be little or no trading activity for the debt securities in which the fund invests, and that may make it difficult for the fund to value accurately and/or sell those securities. In addition, liquid debt securities in which the fund invests are subject to the risk that during certain periods their liquidity will shrink or disappear suddenly and without warning as a result of adverse economic, regulatory or market conditions, or adverse investor perceptions. If the fund experiences rapid, large redemptions during a period in which a substantial portion of its debt securities are illiquid, the fund may be forced to sell those securities at a discount, which could result in significant fund and shareholder losses. Liquidity risk may be higher for this fund than those of income funds that hold U.S. government securities as part of their portfolios because the liquidity of U.S. government securities has historically continued in times of recent market stress.  This fund normally holds few or no U.S. government securities.
Legislative Risk. Municipal bonds pay lower rates of interest than comparable corporate bonds because of the tax-free nature of their interest payments. If the tax-free status of municipal securities is altered or eliminated by an act of Congress or the legislature of any particular state, the value of the affected bonds will drop. This is because their low interest payments will be less competitive with other taxable bonds.
Capital Gains Tax-Related Risk. While dividend income is expected to be tax-free, fund shareholders can recognize taxable income in two ways: (1) if you sell your shares at a price that is higher than when you bought them, you will have a taxable capital gain; on the other hand, if you sell your shares at a price that is lower than the price when you bought them, you will have a deductible capital loss; and (2) in the event the fund sells more securities at prices higher than when they were bought by the fund, the fund may pass through the profit it makes from these transactions by making a taxable capital gain distribution.
Alternative Minimum Tax (AMT) Risk. In addition to possible taxable capital gain distributions, certain bonds owned by the fund generate income that is subject to the federal AMT. The interest on these “private activity” bonds could become subject to AMT if you are a taxpayer that meets the AMT criteria. If you are subject to AMT, you will be required to add any income attributable to these bonds (as reported by the fund annually) to other so-called “tax preference items” to determine possible liability for AMT. Income from AMT bonds may not exceed 20% of the fund’s net income.
Risks of General Obligation versus Limited Purpose Bonds. General obligation bonds are backed by the unlimited taxing powers of the municipality issuing the bonds. Limited purpose bonds or “limited tax general obligation bonds” are more risky because the pledged tax revenues backing the bonds are limited to revenue sources and maximum property tax millage amounts. For example, a bond issued by the Commonwealth of Virginia has an unlimited tax pledge backing the debt service, while a bond issued for Arlington, Virginia Public School system has a limited revenue source which is property taxes in the district.
Virginia-Specific Risks. Particular risks to consider when investing in Virginia securities are:

•	the Commonwealth must have a balanced budget;

•	the Commonwealth pensions are underfunded;

•	the economy of the Commonwealth bears heavy exposure to defense contracting;

•	Virginians rely heavily on federal government and technology sector employment; and

•	single-term governorships may result in volatile financial policies and management

Performance
The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows how the fund’s investment results have varied from year to year. The table shows the fund’s average annual total returns for various periods compared to a broad measure of market performance. The fund’s past performance (before and after taxes) is not necessarily an indication of its future performance. Updated performance information current to the most recent month end is available at no cost by visiting www.madisonfunds.com or by calling 1-800-877-6089.

Calendar Year Total Returns for Class Y Shares

Highest/Lowest quarter end results during this period were:

Highest:	3Q 2009	4.03%
Lowest:	4Q 2010	-3.46%

Average Annual Total ReturnsFor Periods Ended December 31, 2014
Average Annual Total Returns Madison Funds Prospectus Madison Tax-Free Virginia Fund	Label	1 Year	5 Years	10 Years
Class Y	Class Y Shares – Return Before Taxes	7.04%	3.62%	3.52%
Class Y After Taxes on Distributions	Return After Taxes on Distributions	5.56%	3.21%	3.28%
Class Y After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	4.09%	3.22%	3.31%
Barclays Capital Municipal Bond Index	Barclays Municipal Bond Index (reflects no deduction for sales charges, account fees, expenses or taxes)	9.05%	5.16%	4.74%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Madison Tax-Free National Fund
MADISON TAX-FREE NATIONAL FUND
Investment Objective
The Madison Tax-Free National Fund seeks to receive income from municipal bonds and to distribute that income to shareholders as tax-free dividends.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.
Shareholder Fees: (fees paid directly from your investment)
Shareholder Fees	Madison Funds Prospectus Madison Tax-Free National Fund Class Y
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	none
Redemption Fee (as a percentage of Amount Redeemed)	none

Annual Fund Operating Expenses: (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Madison Funds Prospectus Madison Tax-Free National Fund Class Y
Management Fees (as a percentage of Assets)	0.50%
Distribution and Service (12b-1) Fees	none
Other Expenses (as a percentage of Assets):	0.35%
Net Expenses (as a percentage of Assets)	0.85%

Example:
The following example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.
The example assumes you invest $10,000 in the fund for the time periods indicated and then redeem your shares at the end of the period. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Madison Funds Prospectus Madison Tax-Free National Fund Class Y	87	271	471	1,049

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the expense examples above, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 30% of the average value of its portfolio.

Principal Investment Strategies
The fund seeks to achieve its investment objective by investing at least 80% of its net assets (including borrowings for investment purposes) in municipal bonds that are exempt from federal income taxes. These securities may be issued by state governments, their political subdivisions (for example, cities and counties) and public authorities (for example, school districts and housing authorities). The fund may also invest in bonds that, under federal law, are exempt from federal and state income taxation, such as bonds issued by the District of Columbia, Puerto Rico, the Virgin Islands and Guam. The fund only invests in investment grade bonds, which means bonds rated in the top four rating categories by a nationally recognized statistical rating organization, such as Moody’s, S&P or Fitch; however, if a bond is downgraded below investment grade, the fund may need to hold the bond for a period of time in an attempt to avoid selling it at a “fire sale” price. The fund invests in general obligation bonds of states and municipalities (backed by the general credit of the issuing city, state or county) and specific or limited purpose bonds (supported by, for example, a specific power company, hospital or highway project).
The fund invests in intermediate and long-term bonds having average, aggregate maturities (at the portfolio level) of 7 to 15 years. The fund’s dollar weighted average maturity as of December 31, 2014 was 10.76 years. Under normal market conditions, the fund will have an average duration range of 3 to 10 years, although it is expected to center around 5 to 8 years. Duration is an approximation of the expected change in a debt security’s price given a 1% move in interest rates, using the following formula: [change in debt security value = (change in interest rates) x (duration) x (-1)]. By way of example, assume XYZ company issues a five year bond which has a duration of 4.5 years. If interest rates were to instantly increase by 1%, the bond would be expected to decrease in value by approximately 4.5%. Securities are selected for the fund that, in the opinion of the portfolio managers, provide the highest combination of yield (i.e., the interest rate the bond pays in relation to its price), credit risk and diversification. To a lesser extent, consideration is also given as to whether a particular bond may increase in value from its price at the time of purchase. The fund generally holds 50-75 individual securities in its portfolio at any given time. This reflects the belief of the fund's investment adviser that your money should be invested in the adviser’s top investment ideas, and that focusing on the adviser's best investment ideas is the best way to achieve the fund’s investment objectives.
In the event the fund’s investment adviser, Madison Asset Management, LLC (“Madison”), determines that extraordinary conditions exist (such as tax law changes or a need to adopt a defensive investment position) making it advisable to invest a larger portion of the fund’s assets in taxable investments, more than 20% and even as much as 100% of the fund’s assets could be invested in securities whose income is taxable on the federal or state level. If this situation were to occur, the fund would not be invested in a manner designed to achieve its investment objective.
Although the fund expects to pursue its investment objective utilizing its principal investment strategies regardless of market conditions, the fund may invest up to 100% in tax-free money market instruments. To the extent the fund engages in this temporary defensive position, the fund’s ability to achieve its investment objective may be diminished.

Principal Risks
Interest Rate Risk. As with most income funds, the fund is subject to interest rate risk, which is the risk that the value of your investment will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the market value of income bearing securities. When interest rates rise, bond prices fall; generally, the longer the bond’s maturity, the more sensitive it is to this risk.
Call Risk. If a bond issuer “calls” a bond held by the fund (i.e., pays it off at a specified price before it matures), the fund could have to reinvest the proceeds at a lower interest rate. It may also experience a loss if the bond is called at a price lower than what the fund paid for the bond.
Risk of Default. Although the fund’s investment adviser monitors the condition of bond issuers, it is still possible that unexpected events could cause the issuer to be unable to pay either principal or interest on its bond. This could cause the bond to go into default and lose value. Some federal agency securities are not backed by the full faith and credit of the United States, so in the event of default, the fund would have to look to the agency issuing the bond for ultimate repayment.
Liquidity Risk. The fund is also subject to liquidity risk, which means there may be little or no trading activity for the debt securities in which the fund invests, and that may make it difficult for the fund to value accurately and/or sell those securities. In addition, liquid debt securities in which the fund invests are subject to the risk that during certain periods their liquidity will shrink or disappear suddenly and without warning as a result of adverse economic, regulatory or market conditions, or adverse investor perceptions. If the fund experiences rapid, large redemptions during a period in which a substantial portion of its debt securities are illiquid, the fund may be forced to sell those securities at a discount, which could result in significant fund and shareholder losses. Liquidity risk may be higher for this fund than those of income funds that hold U.S. government securities as part of their portfolios because the liquidity of U.S. government securities has historically continued in times of recent market stress.  This fund normally holds few or no U.S. government securities.
Legislative Risk. Municipal bonds pay lower rates of interest than comparable corporate bonds because of the tax-free nature of their interest payments. If the tax-free status of municipal securities is altered or eliminated by an act of Congress or the legislature of any particular state, the value of the affected bonds will drop. This is because their low interest payments will be less competitive with other taxable bonds.
Capital Gains Tax-Related Risk. While dividend income is expected to be tax-free, fund shareholders can recognize taxable income in two ways: (1) if you sell your shares at a price that is higher than when you bought them, you will have a taxable capital gain; on the other hand, if you sell your shares at a price that is lower than the price when you bought them, you will have a deductible capital loss; and (2) in the event the fund sells more securities at prices higher than when they were bought by the fund, the fund may pass through the profit it makes from these transactions by making a taxable capital gain distribution.
Alternative Minimum Tax (AMT) Risk. In addition to possible taxable capital gain distributions, certain bonds owned by the fund generate income that is subject to the federal AMT. The interest on these “private activity” bonds could become subject to AMT if you are a taxpayer that meets the AMT criteria. If you are subject to AMT, you will be required to add any income attributable to these bonds (as reported by the fund annually) to other so-called “tax preference items” to determine possible liability for AMT. Income from AMT bonds may not exceed 20% of the fund’s net income.
Risks of General Obligation versus Limited Purpose Bonds. General obligation bonds are backed by the unlimited taxing powers of the municipality issuing the bonds. Limited purpose bonds or “limited tax general obligation bonds” are more risky because the pledged tax revenues backing the bonds are limited to revenue sources and maximum property tax millage amounts. For example, a bond issued by the Commonwealth of Virginia has an unlimited tax pledge backing the debt service, while a bond issued for Arlington, Virginia Public School system has a limited revenue source which is property taxes in the district.

Performance
The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows how the fund’s investment results have varied from year to year. The table shows the fund’s average annual total returns for various periods compared to a broad measure of market performance. The fund’s past performance (before and after taxes) is not necessarily an indication of its future performance. Updated performance information current to the most recent month end is available at no cost by visiting www.madisonfunds.com or by calling 1-800-877-6089.

Calendar Year Total Returns for Class Y Shares

Highest/Lowest quarter end results during this period were:

Highest:	3Q 2009	4.13%
Lowest:	2Q 2013	-3.66%

Average Annual Total ReturnsFor Periods Ended December 31, 2014
Average Annual Total Returns Madison Funds Prospectus Madison Tax-Free National Fund	Label	1 Year	5 Years	10 Years
Class Y	Class Y Shares – Return Before Taxes	7.88%	3.95%	3.56%
Class Y After Taxes on Distributions	Return After Taxes on Distributions	6.37%	3.57%	3.33%
Class Y After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	4.60%	3.50%	3.37%
Barclays Capital Municipal Bond Index	Barclays Municipal Bond Index (reflects no deduction for sales charges, account fees, expenses or taxes)	9.05%	5.16%	4.74%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Madison Government Bond Fund
MADISON GOVERNMENT BOND FUND
Investment Objective
The Madison Government Bond Fund seeks to generate income and preserve principal by investing primarily in government and government-related fixed income instruments.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.
Shareholder Fees: (fees paid directly from your investment)
Shareholder Fees	Madison Funds Prospectus Madison Government Bond Fund Class Y
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	none
Redemption Fee (as a percentage of Amount Redeemed)	none

Annual Fund Operating Expenses: (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Madison Funds Prospectus Madison Government Bond Fund Class Y
Management Fees (as a percentage of Assets)		0.40%
Distribution and Service (12b-1) Fees		none
Other Expenses (as a percentage of Assets):		0.25%
Expenses (as a percentage of Assets)		0.65%
Fee Waiver or Reimbursement	[1]	(0.10%)
Net Expenses (as a percentage of Assets)		0.55%
[1]	The investment adviser to the fund, Madison Asset Management, LLC (“Madison”), has contractually agreed to waive 0.10% of its management fee until at least February 28, 2016. The fee waiver agreement may be terminated by the Board of Trustees of the fund at any time and for any reason; however, theBoard has no intention of terminating this agreement in the next year. Any fees waived will not be subject to later recoupment by Madison.

Example:
The following example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.
The example assumes you invest $10,000 in the fund for the time periods indicated and then redeem your shares at the end of the period. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Madison Funds Prospectus Madison Government Bond Fund Class Y	56	198	352	801

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the expense examples above, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 24% of the average value of its portfolio.

Principal Investment Strategies
The fund seeks to achieve its investment objective through investments in bonds and other debt securities. Under normal market conditions, the fund will invest at least 80% of its net assets (including borrowings for investment purposes) in investment grade U.S. Government bonds. U.S Government bonds and other debt securities include a variety of securities issued or guaranteed by the U.S. Treasury and various agencies of the federal government, as well as securities issued by various instrumentalities that were established or sponsored by the U.S. Government and certain interests in these types of securities (e.g., mortgage-backed securities). The fund emphasizes the safety of principal and interest for its portfolio investments. The maturities of such investments may range from long-term (30 years or more) to short-term (less than 10 years). The dollar weighted average maturity of the fund as of December 31, 2014 was 2.6 years. The fund generally holds 25-50 individual securities in its portfolio at any given time. This reflects Madison's belief that your money should be invested in Madison's top investment ideas, and that focusing on Madison's best investment ideas is the best way to achieve the fund’s investment objectives.
Madison may alter the composition of the fund with regard to quality and maturity and may sell securities prior to maturity. Under normal circumstances, however, turnover for the fund is generally not expected to exceed 100%. Sales of fund securities may result in capital gains. This can occur any time Madison sells a bond at a price that was higher than the purchase price, even if Madison does not engage in active or frequent trading. Madison’s intent when it sells bonds is to “lock in” any gains already achieved by that investment or, alternatively, prevent additional or potential losses that could occur if Madison continued to hold the bond. Turnover may also occur when Madison finds an investment that could generate a higher return than the investment currently held. However, increasing portfolio turnover at a time when Madison’s assessment of market performance is incorrect could lower investment performance. The fund pays implied brokerage commissions when it purchases or sells bonds, which is the difference between the bid and ask price. As a result, as portfolio turnover increases, the cumulative effect of this may hurt fund performance. Under normal circumstances, the fund will not engage in active or frequent trading of its bonds. However, it is possible that Madison will determine that market conditions require a significant change to the composition of the fund’s portfolio. For example, if interest rates begin to rise, Madison may attempt to sell bonds in anticipation of further rate increases before they lose more value. Also, if the fund experiences large swings in shareholder purchases and redemptions, Madison may be required to sell bonds more frequently in order to generate the cash needed to pay redeeming shareholders. Under these circumstances, the fund could make a taxable capital gain distribution.
Madison reserves the right to invest a portion of the fund’s assets in short-term debt securities (i.e., those with maturities of one year or less) and to maintain a portion of fund assets in uninvested cash. However, Madison does not intend to hold more than 35% of the fund’s assets in such investments, unless Madison determines that market conditions warrant a temporary defensive investment position. Under such circumstances, up to 100% of the fund may be so invested. To the extent the fund engages in this temporary defensive position, the fund’s ability to achieve its investment objective may be diminished. Short-term investments may include investment grade certificates of deposit, commercial paper and repurchase agreements. Madison might hold substantial cash reserves in seeking to reduce the fund’s exposure to bond price depreciation during a period of rising interest rates and to maintain desired liquidity while awaiting more attractive investment conditions in the bond market.
The fund’s investment strategy reflects Madison’s general “Participate and Protect®” investment philosophy.  Madison’s expectation is that investors in the fund will participate in market appreciation during bull markets and experience something less than full participation during bear markets compared with investors in portfolios holding more speculative and volatile securities; therefore, this investment philosophy is intended to represent a conservative investment strategy. There is no assurance that Madison’s expectations regarding this investment strategy will be realized.

Principal Risks
Interest Rate Risk. As with most income funds, the fund is subject to interest rate risk, which is the risk that the value of your investment will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the market value of income bearing securities. When interest rates rise, bond prices fall; generally, the longer the bond’s maturity, the more sensitive it is to this risk.
Call Risk. If a bond issuer “calls” a bond held by the fund (i.e., pays it off at a specified price before it matures), the fund could have to reinvest the proceeds at a lower interest rate. It may also experience a loss if the bond is called at a price lower than what the fund paid for the bond.
Risk of Default. Although the fund’s investment adviser monitors the condition of bond issuers, it is still possible that unexpected events could cause the issuer to be unable to pay either principal or interest on its bond. This could cause the bond to go into default and lose value. Some federal agency securities are not backed by the full faith and credit of the United States, so in the event of default, the fund would have to look to the agency issuing the bond for ultimate repayment.
Mortgage-Backed Securities Risk. The fund may own obligations backed by mortgages issued by a government agency or through a government-sponsored program. If the mortgage holders prepay principal during a period of falling interest rates, the fund could be exposed to prepayment risk. In that case, the fund would have to reinvest the proceeds at a lower interest rate. The security itself may not increase in value with the corresponding drop in rates since the prepayment acts to shorten the maturity of the security.
Government Security Risk. Some federal agencies have authority to borrow from the U.S. Treasury while others do not. In the case of securities not backed by the full faith and credit of the United States, the fund must look principally to the agency issuing or guaranteeing the obligation for ultimate repayment. The fund may not be able to assess a claim against the United States itself in the event the agency or instrumentality does not meet its commitments.

Performance
The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows how the fund’s investment results have varied from year to year. The table shows the fund’s average annual total returns for various periods compared to a broad measure of market performance. The fund’s past performance (before and after taxes) is not necessarily an indication of its future performance. Updated performance information current to the most recent month end is available at no cost by visiting www.madisonfunds.com or by calling 1-800-877-6089.

Calendar Year Total Returns for Class Y Share

Highest/Lowest quarter end results during this period were:

Highest:	4Q 2008	4.72%
Lowest:	2Q 2008	-1.36%

Average Annual Total ReturnsFor Periods Ended December 31, 2014
Average Annual Total Returns Madison Funds Prospectus Madison Government Bond Fund	Label	1 Year	5 Years	10 Years
Class Y	Class Y Shares – Return Before Taxes	1.32%	1.78%	2.88%
Class Y After Taxes on Distributions	Return After Taxes on Distributions	0.76%	1.09%	2.00%
Class Y After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	0.80%	1.14%	1.92%
Barclays Capital Intermediate Government Bond Index	Barclays U.S. Intermediate Government Bond Index (reflects no deduction for sales charges, account fees, expenses or taxes)	2.52%	2.78%	3.76%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Madison High Quality Bond Fund
MADISON HIGH QUALITY BOND FUND
Investment Objective
The Madison High Quality Bond Fund seeks to obtain the highest total investment return within the policy limitations of (1) investing in bonds and money market instruments rated A or better, and (2) maintaining a dollar weighted average maturity of ten years or less.

Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.
Shareholder Fees: (fees paid directly from your investment)
Shareholder Fees	Madison Funds Prospectus Madison High Quality Bond Fund Class Y
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	none
Redemption Fee (as a percentage of Amount Redeemed)	none

Annual Fund Operating Expenses: (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Madison Funds Prospectus Madison High Quality Bond Fund Class Y
Management Fees (as a percentage of Assets)	0.30%
Distribution and Service (12b-1) Fees	none
Other Expenses (as a percentage of Assets):	0.19%
Net Expenses (as a percentage of Assets)	0.49%

Example:
The following example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.
The example assumes you invest $10,000 in the fund for the time periods indicated and then redeem your shares at the end of the period. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Madison Funds Prospectus Madison High Quality Bond Fund Class Y	50	157	274	616

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the expense examples above, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 20% of the average value of its portfolio.

Principal Investment Strategies
The fund seeks to achieve its investment objectives through diversified investments in a broad range of corporate debt securities, obligations of the U.S. Government and its agencies, and money market instruments. In seeking to achieve the fund’s goals, the fund’s investment adviser will (1) shorten or lengthen the dollar weighted average maturity of the fund based on its anticipation of the movement of interest rates (the dollar weighted average maturity is expected to be ten years or less), and (2) monitor the yields of the various bonds that satisfy the fund’s investment guidelines to determine the best combination of yield, credit risk and diversification for the fund. Under normal market conditions, the fund will invest at least 80% of its net assets (including borrowings for investment purposes) in higher quality bond issues and, therefore, intends to maintain an overall portfolio quality rating of A by Standard & Poor’s and/or A2 by Moody’s. The dollar weighted average maturity of the fund as of December 31, 2014 was 2.7 years. The fund generally holds 45-60 individual securities in its portfolio at any given time. This reflects the belief of the fund's investment adviser that your money should be invested in the adviser’s top investment ideas, and that focusing on the adviser's best investment ideas is the best way to achieve the fund’s investment objectives.
The fund’s investment adviser, Madison Asset Management, LLC (“Madison”), may alter the composition of the fund with regard to quality and maturity and may sell securities prior to maturity. Under normal circumstances, however, turnover for the fund is generally not expected to exceed 100%. Sales of fund securities may result in capital gains. This can occur any time Madison sells a bond at a price that was higher than the purchase price, even if Madison does not engage in active or frequent trading. Madison’s intent when it sells bonds is to “lock in” any gains already achieved by that investment or, alternatively, prevent additional or potential losses that could occur if Madison continued to hold the bond. Turnover may also occur when Madison finds an investment that could generate a higher return than the investment currently held. However, increasing portfolio turnover at a time when Madison’s assessment of market performance is incorrect could lower investment performance. The fund pays implied brokerage commissions when it purchases or sells bonds, which is the difference between the bid and ask price. As a result, as portfolio turnover increases, the cumulative effect of this may hurt fund performance. Under normal circumstances, the fund will not engage in active or frequent trading of its bonds. However, it is possible that Madison will determine that market conditions require a significant change to the composition of the fund’s portfolio. For example, if interest rates begin to rise, Madison may attempt to sell bonds in anticipation of further rate increases before they lose more value. Also, if the fund experiences large swings in shareholder purchases and redemptions, Madison may be required to sell bonds more frequently in order to generate the cash needed to pay redeeming shareholders. Under these circumstances, the fund could make a taxable capital gain distribution.
Madison reserves the right to invest a portion of the fund’s assets in short-term debt securities (i.e., those with maturities of one year or less) and to maintain a portion of fund assets in uninvested cash. However, Madison does not intend to hold more than 35% of the fund’s assets in such investments, unless Madison determines that market conditions warrant a temporary defensive investment position. Under such circumstances, up to 100% of the fund may be so invested. To the extent the fund engages in this temporary defensive position, the fund’s ability to achieve its investment objectives may be diminished. Short-term investments may include investment grade certificates of deposit, commercial paper and repurchase agreements. Madison might hold substantial cash reserves in seeking to reduce the fund’s exposure to bond price depreciation during a period of rising interest rates and to maintain desired liquidity while awaiting more attractive investment conditions in the bond market.
The fund’s investment strategy reflects Madison’s general “Participate and Protect®” investment philosophy.  Madison’s expectation is that investors in the fund will participate in market appreciation during bull markets and experience something less than full participation during bear markets compared with investors in portfolios holding more speculative and volatile securities; therefore, this investment philosophy is intended to represent a conservative investment strategy. There is no assurance that Madison’s expectations regarding this investment strategy will be realized.

Principal Risks
Interest Rate Risk. As with most income funds, the fund is subject to interest rate risk, which is the risk that the value of your investment will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the market value of income bearing securities. When interest rates rise, bond prices fall; generally, the longer the bond’s maturity, the more sensitive it is to this risk.
Call Risk. If a bond issuer “calls” a bond held by the fund (i.e., pays it off at a specified price before it matures), the fund could have to reinvest the proceeds at a lower interest rate. It may also experience a loss if the bond is called at a price lower than what the fund paid for the bond.
Risk of Default. Although the fund’s investment adviser monitors the condition of bond issuers, it is still possible that unexpected events could cause the issuer to be unable to pay either principal or interest on its bond. This could cause the bond to go into default and lose value. Some federal agency securities are not backed by the full faith and credit of the United States, so in the event of default, the fund would have to look to the agency issuing the bond for ultimate repayment.
Liquidity Risk. The fund is also subject to liquidity risk, which means there may be little or no trading activity for the debt securities in which the fund invests, and that may make it difficult for the fund to value accurately and/or sell those securities. In addition, liquid debt securities in which the fund invests are subject to the risk that during certain periods their liquidity will shrink or disappear suddenly and without warning as a result of adverse economic, regulatory or market conditions, or adverse investor perceptions. If the fund experiences rapid, large redemptions during a period in which a substantial portion of its debt securities are illiquid, the fund may be forced to sell those securities at a discount, which could result in significant fund and shareholder losses.

Performance
The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows how the fund’s investment results have varied from year to year. The table shows the fund’s average annual total returns for various periods compared to different broad measures of market performance. The fund’s past performance (before and after taxes) is not necessarily an indication of its future performance. Updated performance information current to the most recent month end is available at no cost by visiting www.madisonfunds.com or by calling 1-800-877-6089.

Calendar Year Total Returns for Class Y Shares

Highest/Lowest quarter end results during this period were:

Highest:	4Q 2008	5.01%
Lowest:	2Q 2008	-1.26%

Average Annual Total ReturnsFor Periods Ended December 31, 2014
Average Annual Total Returns Madison Funds Prospectus Madison High Quality Bond Fund	Label	1 Year	5 Years	10 Years
Class Y	Class Y Shares – Return Before Taxes	1.89%	2.15%	3.38%
Class Y After Taxes on Distributions	Return After Taxes on Distributions	1.41%	1.60%	2.42%
Class Y After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	1.09%	1.46%	2.28%
Barclays Capital Intermediate Government Credit A Plus Index	Barclays U.S. Intermediate Government Credit A+ Bond Index (Indexes reflect no deduction for sales charges, account fees, expenses or taxes)	2.84%	3.20%	3.89%
Barclays Capital Intermediate Government Credit Index	Barclays U.S. Intermediate Government Credit Bond Index (Indexes reflect no deduction for sales charges, account fees, expenses or taxes)	3.13%	3.54%	4.10%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Madison Core Bond Fund
MADISON CORE BOND FUND
Investment Objective
The Madison Core Bond Fund seeks to generate a high level of current income, consistent with the prudent limitation of investment risk.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your immediate family invest, or agree to invest in the future, at least $25,000 in Madison Funds. More information about these and other discounts is available from your financial professional, in the “Your Account - Sales Charges and Fees” section on page 107 of the prospectus and in the “More About Purchasing and Selling Shares” section on page 61 of the statement of additional information.

Shareholder Fees: (fees paid directly from your investment)
Shareholder Fees Madison Funds Prospectus Madison Core Bond Fund	Class A	Class B		Class Y	Class R6
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	4.50%	none		none	none
Maximum Deferred Sales Charge (as a percentage)	none	4.50%	[1]	none	none
Redemption Fee (as a percentage of Amount Redeemed)	none	none		none	none
[1]	The CDSC is reduced after 12 months and eliminated after six years following purchase.

Annual Fund Operating Expenses: (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Madison Funds Prospectus Madison Core Bond Fund	Class A	Class B	Class Y	Class R6
Management Fees (as a percentage of Assets)	0.50%	0.50%	0.50%	0.50%
Distribution and Service (12b-1) Fees	0.25%	1.00%	none	none
Other Expenses (as a percentage of Assets):	0.15%	0.15%	0.15%	0.02%
Net Expenses (as a percentage of Assets)	0.90%	1.65%	0.65%	5.20%	[1]
[1]	Total annual fund operating expenses for the period ended October 31, 2014 do not match the financial statements due to rounding.

Example:
The following example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.
The example assumes you invest $10,000 in the fund for the time periods indicated and then either redeem or not redeem your shares at the end of the period. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example Madison Funds Prospectus Madison Core Bond Fund (USD $)	Class A	Class B	Class Y	Class R6
Expense Example, with Redemption, 1 Year	538	618	66	53
Expense Example, with Redemption, 3 Years	724	870	208	167
Expense Example, with Redemption, 5 Years	926	1,097	362	291
Expense Example, with Redemption, 10 Years	1,508	1,754	810	653

Expense Example, No Redemption Madison Funds Prospectus Madison Core Bond Fund (USD $)	Class A	Class B	Class Y	Class R6
Expense Example, No Redemption, 1 Year	538	168	66	53
Expense Example, No Redemption, 3 Years	724	520	208	167
Expense Example, No Redemption, 5 Years	926	897	362	291
Expense Example, No Redemption, 10 Years	1,508	1,754	810	653

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the expense examples above, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 41% of the average value of its portfolio.

Principal Investment Strategies
Under normal market conditions, the fund invests at least 80% of its net assets (including borrowings for investment purposes) in bonds. To keep current income relatively stable and to limit share price volatility, the fund emphasizes investment grade securities and maintains an intermediate (typically 3-7 year) average portfolio duration, with the goal of being between 85-115% of the market benchmark duration (for this purpose, the benchmark used is Barclays U.S. Aggregate Bond Index, the duration of which as of December 31, 2014 was 5.55 years). Duration is an approximation of the expected change in a debt security’s price given a 1% move in interest rates, using the following formula: [change in debt security value = (change in interest rates) x (duration) x (-1)]. By way of example, assume XYZ company issues a five year bond which has a duration of 4.5 years. If interest rates were to instantly increase by 1%, the bond would be expected to decrease in value by approximately 4.5%.
The fund is managed so that, under normal market conditions, the dollar weighted average maturity of the fund will be 10 years or less. The dollar weighted average maturity of the fund as of December 31, 2014 was 7.3 years. The fund strives to add incremental return in the portfolio by making strategic decisions relating to credit risk, sector exposure and yield curve positioning. The fund generally holds 150-275 individual securities in its portfolio at any given time and may invest in the following instruments:

•
Corporate debt securities: securities issued by domestic and foreign (including emerging market) corporations which have a rating within the four highest categories and, to a limited extent (up to 20% of its assets), in securities not rated within the four highest categories (i.e., “junk bonds”). The fund’s investment adviser, Madison Asset Management, LLC (“Madison”), will only invest in lower-grade securities when it believes that the creditworthiness of the issuer is stable or improving, and when the potential return of investing in such securities justifies the higher level of risk;

•	U.S. Government debt securities: securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities;

•
Foreign government debt securities: securities issued or guaranteed by a foreign (including emerging market) government or its agencies or instrumentalities, payable in U.S. dollars, which have a rating within the four highest categories;

•
Non-rated debt securities: securities issued or guaranteed by corporations, financial institutions, and others which, although not rated by a national rating service, are considered by Madison to have an investment quality equivalent to those categories in which the fund is permitted to invest (including up to 20% of the fund’s assets in junk bonds); and

•
Asset-backed, mortgage-backed and commercial mortgage-backed securities: securities issued or guaranteed by special purpose corporations and financial institutions which represent direct or indirect participation in, or are collateralized by, an underlying pool of assets. The types of assets that can be “securitized” include, among others, residential or commercial mortgages, credit card receivables, automobile loans, and other assets.

Madison may alter the composition of the fund with regard to quality and maturity and may sell securities prior to maturity. Under normal market conditions, however, turnover for the fund is generally not expected to exceed 100%. Sales of fund securities may result in capital gains. This can occur any time Madison sells a bond at a price that was higher than the purchase price, even if Madison does not engage in active or frequent trading. Madison’s intent when it sells bonds is to “lock in” any gains already achieved by that investment or, alternatively, prevent additional or potential losses that could occur if Madison continued to hold the bond. Turnover may also occur when Madison finds an investment that could generate a higher return than the investment currently held. However, increasing portfolio turnover at a time when Madison’s assessment of market performance is incorrect could lower investment performance. The fund pays implied brokerage commissions when it purchases or sells bonds, which is the difference between the bid and ask price. As a result, as portfolio turnover increases, the cumulative effect of this may hurt fund performance. Under normal market conditions, the fund will not engage in active or frequent trading of its bonds. However, it is possible that Madison will determine that market conditions require a significant change to the composition of the fund’s portfolio. For example, if interest rates begin to rise, Madison may attempt to sell bonds in anticipation of further rate increases before they lose more value. Also, if the fund experiences large swings in shareholder purchases and redemptions, Madison may be required to sell bonds more frequently in order to generate the cash needed to pay redeeming shareholders. Under these circumstances, the fund could make a taxable capital gain distribution.
Madison reserves the right to invest a portion of the fund’s assets in short-term debt securities (i.e., those with maturities of one year or less) and to maintain a portion of fund assets in uninvested cash. However, Madison does not intend to hold more than 35% of the fund’s assets in such investments, unless Madison determines that market conditions warrant a temporary defensive investment position. Under such circumstances, up to 100% of the fund may be so invested. To the extent the fund engages in this temporary defensive position, the fund’s ability to achieve its investment objective may be diminished. Short-term investments may include investment grade certificates of deposit, commercial paper and repurchase agreements. Madison might hold substantial cash reserves in seeking to reduce the fund’s exposure to bond price depreciation during a period of rising interest rates and to maintain desired liquidity while awaiting more attractive investment conditions in the bond market.
The fund’s investment strategy reflects Madison’s general “Participate and Protect®” investment philosophy. Madison’s expectation is that investors in the fund will participate in market appreciation during bull markets and experience something less than full participation during bear markets compared with investors in portfolios holding more speculative and volatile securities; therefore, this investment philosophy is intended to represent a conservative investment strategy. There is no assurance that Madison’s expectations regarding this investment strategy will be realized.

Principal Risks
Interest Rate Risk. As with most income funds, the fund is subject to interest rate risk, which is the risk that the value of your investment will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the market value of income bearing securities. When interest rates rise, bond prices fall; generally, the longer the bond’s maturity, the more sensitive it is to this risk.
Call Risk. If a bond issuer “calls” a bond held by the fund (i.e., pays it off at a specified price before it matures), the fund could have to reinvest the proceeds at a lower interest rate. It may also experience a loss if the bond is called at a price lower than what the fund paid for the bond.
Risk of Default. Although the fund’s investment adviser monitors the condition of bond issuers, it is still possible that unexpected events could cause the issuer to be unable to pay either principal or interest on its bond. This could cause the bond to go into default and lose value. Some federal agency securities are not backed by the full faith and credit of the United States, so in the event of default, the fund would have to look to the agency issuing the bond for ultimate repayment.
Mortgage-Backed Securities Risk. The fund may own obligations backed by mortgages issued by a government agency or through a government-sponsored program. If the mortgage holders prepay principal during a period of falling interest rates, the fund could be exposed to prepayment risk. In that case, the fund would have to reinvest the proceeds at a lower interest rate. The security itself may not increase in value with the corresponding drop in rates since the prepayment acts to shorten the maturity of the security.
Liquidity Risk. The fund is also subject to liquidity risk, which means there may be little or no trading activity for the debt securities in which the fund invests, and that may make it difficult for the fund to value accurately and/or sell those securities. In addition, liquid debt securities in which the fund invests are subject to the risk that during certain periods their liquidity will shrink or disappear suddenly and without warning as a result of adverse economic, regulatory or market conditions, or adverse investor perceptions. If the fund experiences rapid, large redemptions during a period in which a substantial portion of its debt securities are illiquid, the fund may be forced to sell those securities at a discount, which could result in significant fund and shareholder losses.
Credit Risk and Prepayment/Extension Risk. The fund is subject to credit risk, which is the risk that issuers of debt securities may be unable to meet their interest or principal payment obligations when due. There is also prepayment/extension risk, which is the chance that a fall/rise in interest rates will reduce/extend the life of a mortgage-backed security by increasing/decreasing mortgage prepayments, typically reducing the fund’s return.
Non-Investment Grade Security Risk. To the extent that the fund invests in non-investment grade securities, the fund is also subject to above-average credit, market and other risks. Issuers of non-investment grade securities (i.e., “junk” bonds) are typically in weak financial health and their ability to pay interest and principal is uncertain. Compared to issuers of investment grade bonds, they are more likely to encounter financial difficulties and to be materially affected by these difficulties when they do encounter them. “Junk” bond markets may react strongly to adverse news about an issuer or the economy, or to the perception or expectation of adverse news.
Foreign Security and Emerging Market Risk. Investments in foreign securities involve risks relating to currency fluctuations and to political, social and economic developments abroad, as well as risks resulting from differences between the regulations to which U.S. and foreign issuers and markets are subject. These risks may be greater in emerging markets. The investment markets of emerging countries are generally more volatile than markets of developed countries with more mature economies.

Performance
The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows how the fund’s investment results have varied from year to year. The table shows the fund’s average annual total returns for various periods compared to a broad measure of market performance. The fund’s past performance (before and after taxes) is not necessarily an indication of its future performance. Updated performance information current to the most recent month end is available at no cost by visiting www.madisonfunds.com or by calling 1-800-877-6089.

Calendar Year Total Returns for Class A Shares (Returns do not reflect sales charges and would be lower if they did.)

Highest/Lowest quarter end results during this period were:

Highest:	4Q 2008	4.91%
Lowest:	2Q 2013	-2.58%

Average Annual Total ReturnsFor Periods Ended December 31, 2014
Average Annual Total Returns Madison Funds Prospectus Madison Core Bond Fund	Label	1 Year	5 Years	10 Years	Since Inception	Inception Date
Class A	Class A Shares – Return Before Taxes	(0.07%)	2.06%	2.89%
Class A After Taxes on Distributions	Return After Taxes on Distributions	(1.19%)	1.09%	1.73%
Class A After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	0.10%	1.22%	1.79%
Class B	Class B Shares – Return Before Taxes	(0.57%)	1.87%	2.75%
Class Y	Class Y Shares – Return before Taxes	4.91%	3.25%		4.09%
Class R6	Class R6 Shares – Return before Taxes	5.01%			1.15%	Apr. 19, 2013
Bank of America Merrill Lynch U.S. Corporate, Government & Mortgage Index (Since Inception 6/30/2006)	Bank of America Merrill Lynch U.S. Corporate, Government & Mortgage Index (reflects no deduction for sales charges, account fees, expenses or taxes)	6.37%	4.49%	4.79%	5.44%
Bank of America Merrill Lynch U.S. Corporate, Government & Mortgage Index (Since Inception 4/19/2013)	Bank of America Merrill Lynch U.S. Corporate, Government & Mortgage Index (reflects no deduction for sales charges, account fees, expenses or taxes)	6.37%	4.49%	4.79%	3.12%
Barclays Capital US Aggregate Bond Index (Since Inception 6/30/2006)	Barclays U.S. Aggregate Bond Index (reflects no deduction for sales charges, account fees, expenses or taxes)	5.97%	4.45%	4.71%	5.35%
Barclays Capital US Aggregate Bond Index (Since Inception 4/19/2013)	Barclays U.S. Aggregate Bond Index (reflects no deduction for sales charges, account fees, expenses or taxes)	5.97%	4.45%	4.71%	3.09%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns are shown for only Class A shares. After-tax returns for Class B, Y and R6 shares will vary.

Madison Corporate Bond Fund
MADISON CORPORATE BOND FUND
Investment Objective
The Madison Corporate Bond Fund seeks to obtain high total investment returns in the form of income and share price appreciation.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.
Shareholder Fees: (fees paid directly from your investment)
Shareholder Fees	Madison Funds Prospectus Madison Corporate Bond Fund Class Y
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	none
Redemption Fee (as a percentage of Amount Redeemed)	none

Annual Fund Operating Expenses: (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Madison Funds Prospectus Madison Corporate Bond Fund Class Y
Management Fees (as a percentage of Assets)	0.40%
Distribution and Service (12b-1) Fees	none
Other Expenses (as a percentage of Assets):	0.25%
Net Expenses (as a percentage of Assets)	0.65%

Example:
The following example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.
The example assumes you invest $10,000 in the fund for the time periods indicated and then redeem your shares at the end of the period. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Madison Funds Prospectus Madison Corporate Bond Fund Class Y	66	208	362	810

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the expense examples above, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 31% of the average value of its portfolio.

Principal Investment Strategies
The fund seeks to achieve its investment objective through diversified investment in a broad range of corporate debt securities. In seeking to achieve the fund’s goal, the fund’s investment adviser will: (1) monitor the yields of the various bonds that satisfy the fund’s investment guidelines to determine the best combination of yield, credit risk and diversification for the fund; (2) shorten or lengthen the fund’s dollar weighted average maturity and dollar weighted average duration based on the adviser’s anticipation of the movement of interest rates; (3) select individual securities based on a thorough evaluation of fundamental credit risk; and (4) actively rotate among sectors and quality ratings in search of value and to manage risk. Duration is an approximation of the expected change in a debt security’s price given a 1% move in interest rates, using the following formula: [change in debt security value = (change in interest rates) x (duration) x (-1)]. By way of example, assume XYZ company issues a five year bond which has a duration of 4.5 years. If interest rates were to instantly increase by 1%, the bond would be expected to decrease in value by approximately 4.5%.
Under normal market conditions, the fund will invest at least 80% of its net assets in income-producing corporate bonds, and at least 80% of its assets in investment grade bonds. Up to 20% of the fund’s assets may be invested in non-investment grade fixed-income securities commonly referred to as “high yield” or “junk” bonds. The fund expects to maintain an average overall portfolio quality of A- or better, an overall portfolio dollar weighted average maturity of 15 years or less, and an overall portfolio duration within 25% of the Barclays U.S. Credit Bond Index benchmark (the “Barclays Index”) (with the flexibility to occasionally vary from the benchmark by up to 50% when the investment adviser believes interest rates are likely to materially change). As of December 31, 2014, the dollar weighted average maturity of the fund was 8.1 years and 10.4 years for the Barclays Index. As of that same date, the duration of the fund was 5.6 years and the duration of the Barclays Index was 7.0 years. The fund generally holds 100-150 individual securities in its portfolio at any given time.
The fund’s investment adviser, Madison Asset Management, LLC (“Madison”), may alter the composition of the fund with regard to quality and maturity and may sell securities prior to maturity. Under normal circumstances, however, turnover for the fund is generally not expected to exceed 100%. Sales of fund securities may result in capital gains. This can occur any time Madison sells a bond at a price that was higher than the purchase price, even if Madison does not engage in active or frequent trading. Madison’s intent when it sells bonds is to “lock in” any gains already achieved by that investment or, alternatively, prevent additional or potential losses that could occur if Madison continued to hold the bond. Turnover may also occur when Madison finds an investment that could generate a higher return than the investment currently held. However, increasing portfolio turnover at a time when Madison’s assessment of market performance is incorrect could lower investment performance. The fund pays implied brokerage commissions when it purchases or sells bonds, which is the difference between the bid and ask price. As a result, as portfolio turnover increases, the cumulative effect of this may hurt fund performance. Under normal circumstances, the fund will not engage in active or frequent trading of its bonds. However, it is possible that Madison will determine that market conditions require a significant change to the composition of the fund’s portfolio. For example, if interest rates begin to rise, Madison may attempt to sell bonds in anticipation of further rate increases before they lose more value. Also, if the fund experiences large swings in shareholder purchases and redemptions, Madison may be required to sell bonds more frequently in order to generate the cash needed to pay redeeming shareholders. Under these circumstances, the fund could make a taxable capital gain distribution.
Madison reserves the right to invest a portion of the fund’s assets in short-term debt securities (i.e., those with maturities of one year or less) and to maintain a portion of fund assets in uninvested cash. However, Madison does not intend to hold more than 20% of the fund’s assets in such investments, unless Madison determines that market conditions warrant a temporary defensive investment position. Under such circumstances, up to 100% of the fund may be so invested. To the extent the fund engages in this temporary defensive position, the fund’s ability to achieve its investment objective may be diminished. Short-term investments may include investment grade certificates of deposit, commercial paper and repurchase agreements. Madison might hold substantial cash reserves in seeking to reduce the fund’s exposure to bond price depreciation during a period of rising interest rates and to maintain desired liquidity while awaiting more attractive investment conditions in the bond market.

Principal Risks
Interest Rate Risk. As with most income funds, the fund is subject to interest rate risk, which is the risk that the value of your investment will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the market value of income bearing securities. When interest rates rise, bond prices fall; generally, the longer the bond’s maturity, the more sensitive it is to this risk.
Call Risk. If a bond issuer “calls” a bond held by the fund (i.e., pays it off at a specified price before it matures), the fund could have to reinvest the proceeds at a lower interest rate. It may also experience a loss if the bond is called at a price lower than what the fund paid for the bond.
Risk of Default. Although the fund’s investment adviser monitors the condition of bond issuers, it is still possible that unexpected events could cause the issuer to be unable to pay either principal or interest on its bond. This could cause the bond to go into default and lose value. Some federal agency securities are not backed by the full faith and credit of the United States, so in the event of default, the fund would have to look to the agency issuing the bond for ultimate repayment.
Non-Investment Grade Security Risk. To the extent that the fund invests in non-investment grade securities, the fund is also subject to above-average credit, market and other risks. Issuers of non-investment grade securities (i.e., “junk” bonds) are typically in weaker financial health and their ability to pay interest and principal is more uncertain than investment grade bonds. Compared to issuers of investment grade bonds, they are more likely to encounter financial difficulties and to be materially affected by these difficulties when they do encounter them. “Junk” bond markets may react strongly to adverse news about an issuer or the economy, or to the perception or expectation of adverse news.
Liquidity Risk. The fund is also subject to liquidity risk, which means there may be little or no trading activity for the debt securities in which the fund invests, and that may make it difficult for the fund to value accurately and/or sell those securities. In addition, liquid debt securities in which the fund invests are subject to the risk that during certain periods their liquidity will shrink or disappear suddenly and without warning as a result of adverse economic, regulatory or market conditions, or adverse investor perceptions. If the fund experiences rapid, large redemptions during a period in which a substantial portion of its debt securities are illiquid, the fund may be forced to sell those securities at a discount, which could result in significant fund and shareholder losses. Liquidity risk may be higher for this fund than those of income funds that hold U.S. government securities as part of their portfolios because the liquidity of U.S. government securities has historically continued in times of recent market stress.  This fund normally holds few or no U.S. government securities.

Performance
The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows how the fund’s investment results have varied from year to year. The table shows the fund’s average annual total returns for various periods compared to a broad measure of market performance. The fund’s past performance (before and after taxes) is not necessarily an indication of its future performance. Updated performance information current to the most recent month end is available at no cost by visiting www.madisonfunds.com or by calling 1-800-877-6089.
For the period July 1, 2007 through November 29, 2010, the fund was known as the Madison Mosaic Corporate Income Shares Fund and paid no management fees or other expenses under its services agreement with the investment adviser. Had these fees been paid by the fund, returns in the charts below would have been lower.

Calendar Year Total Returns for Class Y Shares

Highest/Lowest quarter end results during this period were:

Highest:	2Q 2009	5.48%
Lowest:	2Q 2013	-2.95%

Average Annual Total ReturnsFor Periods Ended December 31, 2014
Average Annual Total Returns Madison Funds Prospectus Madison Corporate Bond Fund	Label	1 Year	5 Years	Since Inception	Inception Date
Class Y	Class Y Shares – Return Before Taxes	5.17%	4.44%	5.65%	Jul. 01, 2007
Class Y After Taxes on Distributions	Return After Taxes on Distributions	4.06%	3.32%	4.26%	Jul. 01, 2007
Class Y After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	2.94%	3.00%	3.87%	Jul. 01, 2007
Barclays Capital Credit Bond Index	Barclays U.S. Credit Bond Index (reflects no deduction for sales charges, account fees, expenses or taxes)	7.53%	6.25%	6.34%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Madison High Income Fund
MADISON HIGH INCOME FUND
Investment Objective
The Madison High Income Fund seeks high current income. The fund also seeks capital appreciation, but only when consistent with its primary goal.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your immediate family invest, or agree to invest in the future, at least $25,000 in Madison Funds. More information about these and other discounts is available from your financial professional, in the “Your Account - Sales Charges and Fees” section on page 107 of the prospectus and in the “More About Purchasing and Selling Shares” section on page 61 of the statement of additional information.

Shareholder Fees: (fees paid directly from your investment)
Shareholder Fees Madison Funds Prospectus Madison High Income Fund	Class A	Class B		Class Y
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	4.50%	none		none
Maximum Deferred Sales Charge (as a percentage)	none	4.50%	[1]	none
Redemption Fee (as a percentage of Amount Redeemed)	none	none		none
[1]	The CDSC is reduced after 12 months and eliminated after six years following purchase.

Annual Fund Operating Expenses: (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Madison Funds Prospectus Madison High Income Fund	Class A	Class B	Class Y
Management Fees (as a percentage of Assets)	0.55%	0.55%	0.55%
Distribution and Service (12b-1) Fees	0.25%	1.00%	none
Other Expenses (as a percentage of Assets):	0.20%	0.20%	0.20%
Expenses (as a percentage of Assets)	1.00%	1.75%	0.75%

Example:
The following example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.
The example assumes you invest $10,000 in the fund for the time periods indicated and then either redeem or not redeem your shares at the end of the period. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example Madison Funds Prospectus (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Madison Conservative Allocation Fund Class A	689	931	1,192	1,935
Madison Conservative Allocation Fund Class B	647	959	1,247	2,073
Madison Conservative Allocation Fund Class C	297	609	1,047	2,264
Madison Moderate Allocation Fund Class A	691	937	1,202	1,957
Madison Moderate Allocation Fund Class B	649	965	1,257	2,094
Madison Moderate Allocation Fund Class C	299	615	1,057	2,285
Madison Aggressive Allocation Fund Class A	692	940	1,207	1,967
Madison Aggressive Allocation Fund Class B	650	968	1,262	2,105
Madison Aggressive Allocation Fund Class C	300	618	1,062	2,296
Madison Cash Reserves Fund Class A	7	128	259	643
Madison Cash Reserves Fund Class B	457	640	795	1,250
Madison Tax-Free Virginia Fund Class Y	87	271	471	1,049
Madison Tax-Free National Fund Class Y	87	271	471	1,049
Madison Government Bond Fund Class Y	56	198	352	801
Madison High Quality Bond Fund Class Y	50	157	274	616
Madison Core Bond Fund Class A	538	724	926	1,508
Madison Core Bond Fund Class B	618	870	1,097	1,754
Madison Core Bond Fund Class Y	66	208	362	810
Madison Core Bond Fund Class R6	53	167	291	653
Madison Corporate Bond Fund Class Y	66	208	362	810
Madison High Income Fund Class A	547	754	978	1,620
Madison High Income Fund Class B	628	901	1,149	1,864
Madison High Income Fund Class Y	77	240	417	930
Madison Diversified Income Fund Class A	681	905	1,146	1,838
Madison Diversified Income Fund Class B	638	932	1,201	1,973
Madison Diversified Income Fund Class C	288	582	1,001	2,169
Madison Covered Call & Equity Income Fund Class A	698	958	1,237	2,031
Madison Covered Call & Equity Income Fund Class C	306	637	1,093	2,358
Madison Covered Call & Equity Income Fund Class Y	105	328	569	1,259
Madison Covered Call & Equity Income Fund Class R6	92	287	498	1,108
Madison Dividend Income Fund Class Y	97	335	592	1,327
Madison Large Cap Value Fund Class A	686	922	1,177	1,903
Madison Large Cap Value Fund Class B	644	950	1,232	2,038
Madison Large Cap Value Fund Class Y	93	290	504	1,120
Madison Investors Fund Class A	690	964	1,258	2,093
Madison Investors Fund Class Y	97	335	592	1,327
Madison Investors Fund Class R6	79	236	428	954
Madison Large Cap Growth Fund Class A	690	934	1,197	1,946
Madison Large Cap Growth Fund Class B	648	962	1,252	2,080
Madison Large Cap Growth Fund Class Y	97	303	525	1,166
Madison Mid Cap Fund Class A	709	993	1,297	2,158
Madison Mid Cap Fund Class B	668	1,023	1,354	2,292
Madison Mid Cap Fund Class Y	117	365	633	1,398
Madison Mid Cap Fund Class R6	79	246	428	954
Madison Small Cap Fund Class A	719	1,022	1,346	2,263
Madison Small Cap Fund Class B	678	1,053	1,405	2,396
Madison Small Cap Fund Class Y	127	397	686	1,511
Madison NorthRoad International Fund Class Y	117	365	633	1,398
Madison NorthRoad International Fund Class R6	84	262	455	1,014
Madison International Stock Fund Class A	728	1,051	1,396	2,366
Madison International Stock Fund Class B	688	1,083	1,455	2,499
Madison International Stock Fund Class Y	137	428	739	1,624
Madison Hansberger International Growth Fund Class Y	117	365	633	1,398
Madison Hansberger International Growth Fund Class I	102	318	552	1,225
Madison Target Retirement 2020 Fund R6	56	198	352	801
Madison Target Retirement 2030 Fund R6	56	198	352	801
Madison Target Retirement 2040 Fund R6	56	198	352	801
Madison Target Retirement 2050 Fund R6	56	198	352	801

Expense Example, No Redemption Madison Funds Prospectus Madison High Income Fund (USD $)	Class A	Class B	Class Y
Expense Example, No Redemption, 1 Year	547	178	77
Expense Example, No Redemption, 3 Years	754	551	240
Expense Example, No Redemption, 5 Years	978	949	417
Expense Example, No Redemption, 10 Years	1,620	1,864	930

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the expense examples above, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 52% of the average value of its portfolio.

Principal Investment Strategies
The fund invests primarily in lower-rated, higher-yielding income bearing securities, such as “junk” bonds. Because the performance of these securities has historically been strongly influenced by economic conditions, the fund may rotate securities selection by business sector according to the economic outlook. Under normal market conditions, the fund invests at least 80% of its net assets (including borrowings for investment purposes) in bonds rated lower than investment grade (BBB/Baa) and their unrated equivalents or other high-yielding securities. Types of bonds and other securities include, but are not limited to, domestic and foreign (including emerging market) corporate bonds, debentures, notes, convertible securities, preferred stocks, municipal obligations, government obligations and mortgage-backed securities. Up to 25% of the fund’s assets may be invested in the securities of issuers in any one industry, and up to 50% of the fund's assets may be invested in restricted securities (a restricted security is one that has a contractual restriction on resale or cannot be resold publicly until it is registered under the Securities Act of 1933, as amended). The dollar weighted average maturity of the fund as of December 31, 2014 was 6.77 years.
In selecting the fund’s investments, the portfolio managers employ a multi-faceted, “bottom up” investment approach that utilizes proprietary analytical tools which are integral to assessing the potential risk and relative value of each investment and also assist in identifying companies that are likely to have the ability to meet their interest and principal payments on their debt securities.  Investment candidates are analyzed in depth at a variety of risk levels.  Investments are not made on the basis of one single factor.  Rather, investments are made based on the careful consideration of a variety of factors, including:

•	Analyses of business risks (including leverage risk) and macro risks (including interest rate trends, capital market conditions and default rates);

•	Assessment of the industry’s attractiveness and competitiveness;

•	Evaluation of the business, including core strengths and competitive weaknesses;

•	Qualitative evaluation of the management team, including in-person meetings or conference calls with key managers; and

•	Quantitative analyses of the company’s financial statements.
The fund does not have a stated minimum or maximum number of holdings.  The number of issuers in the fund’s portfolio typically ranges from 85 to 120 depending on the market environment.
Although the fund expects to pursue its investment objective utilizing its principal investment strategies regardless of market conditions, the fund may invest up to 100% in money market instruments. To the extent the fund engages in this temporary defensive position, the fund’s ability to achieve its investment objective may be diminished.

Principal Risks
Interest Rate/Credit Risks. The fund is subject to interest rate risk and above-average credit risk, which are risks that the value of your investment will fluctuate in response to changes in interest rates or an issuer will not honor a financial obligation. Investors should expect greater fluctuations in share price, yield and total return compared to bond funds holding bonds and other income bearing securities with higher credit ratings and/or shorter maturities. These fluctuations, whether positive or negative, may be sharp and unanticipated.
Liquidity Risk. The fund is also subject to liquidity risk, which means there may be little or no trading activity for the debt securities in which the fund invests, and that may make it difficult for the fund to value accurately and/or sell those securities. In addition, liquid debt securities in which the fund invests are subject to the risk that during certain periods their liquidity will shrink or disappear suddenly and without warning as a result of adverse economic, regulatory or market conditions, or adverse investor perceptions. If the fund experiences rapid, large redemptions during a period in which a substantial portion of its debt securities are illiquid, the fund may be forced to sell those securities at a discount, which could result in significant fund and shareholder losses. Liquidity risk may be higher for this fund than those of income funds that hold U.S. government securities as part of their portfolios because the liquidity of U.S. government securities has historically continued in times of recent market stress.  This fund normally holds few or no U.S. government securities.
Non-Investment Grade Security Risk. Issuers of non-investment grade securities (i.e., “junk” bonds) are typically in weak financial health and, compared to issuers of investment-grade bonds, they are more likely to encounter financial difficulties and to be materially affected by these difficulties when they do encounter them. Because the fund invests a significant portion of its assets in these securities, the fund may be subject to greater levels of credit and liquidity risk than a fund that does not invest in such securities. These securities are considered predominately speculative with respect to the issuer's continuing ability to make principal and interest payments. An economic downturn or period of rising interest rates could adversely affect the market for these securities and reduce the fund's ability to sell these securities (see “Liquidity Risk” above). If the issuer of a security is in default with respect to interest or principal payments, the fund may lose its entire investment. Because of the risks involved in investing in non-investment grade securities, an investment in a fund that invests in such securities should be considered speculative.
Foreign Security and Emerging Market Risk. Investments in foreign securities involve risks relating to currency fluctuations and to political, social and economic developments abroad, as well as risks resulting from differences between the regulations to which U.S. and foreign issuers and markets are subject. These risks may be greater in emerging markets. The investment markets of emerging countries are generally more volatile than markets of developed countries with more mature economies.
Prepayment/Extension Risk. The fund may also invest in mortgage-backed securities that are subject to prepayment/extension risks, which is the chance that a fall/rise in interest rates will reduce/extend the life of a mortgage-backed security by increasing/decreasing mortgage prepayments, typically reducing the fund’s return.

Performance
The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows how the fund’s investment results have varied from year to year. The table shows the fund’s average annual total returns for various periods compared to a broad measure of market performance. The fund’s past performance (before and after taxes) is not necessarily an indication of its future performance. Updated performance information current to the most recent month end is available at no cost by visiting www.madisonfunds.com or by calling 1-800-877-6089.

Calendar Year Total Returns for Class A Shares (Returns do not reflect sales charges and would be lower if they did.

Highest/Lowest quarter end results during this period were:

Highest:	3Q 2009	9.21%
Lowest:	4Q 2008	-11.11%

Average Annual Total ReturnsFor Periods Ended December 31, 201
Average Annual Total Returns Madison Funds Prospectus Madison High Income Fund	Label	1 Year	5 Years	10 Years	Since Inception	Inception Date
Class A	Class A Shares – Return Before Taxes	(2.91%)	5.87%	5.43%
Class A After Taxes on Distributions	Return After Taxes on Distributions	(6.60%)	2.82%	2.59%
Class A After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	(0.75%)	3.49%	3.12%
Class B	Class B Shares – Return Before Taxes	(3.09%)	5.80%	5.29%
Class Y	Class Y Shares – Return before Taxes	2.00%	7.17%		6.74%	Jun. 30, 2006
Bank of America Merrill Lynch U.S. High Yield Master II Constrained Index	Bank of America Merrill Lynch U.S. High Yield Master II Constrained Index (reflects no deduction for sales charges, account fees, expenses or taxes)	2.51%	8.85%	7.62%	8.35%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns are shown for only Class A shares. After-tax returns for Class B and Y shares will vary.

Madison Diversified Income Fund
MADISON DIVERSIFIED INCOME FUND
Investment Objective
The Madison Diversified Income Fund seeks a high total return through the combination of income and capital appreciation.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your immediate family invest, or agree to invest in the future, at least $25,000 in Madison Funds. More information about these and other discounts is available from your financial professional, in the “Your Account - Sales Charges and Fees” section on page 107 of the prospectus and in the “More About Purchasing and Selling Shares” section on page 61 of the statement of additional information.

Shareholder Fees: (fees paid directly from your investment)
Shareholder Fees Madison Funds Prospectus Madison Diversified Income Fund	Class A	Class B		Class C
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	5.75%	none		none
Maximum Deferred Sales Charge (as a percentage)	none	4.50%	[1]	1.00%	[2]
Redemption Fee (as a percentage of Amount Redeemed)	none	none		none
[1]	The CDSC is reduced after 12 months and eliminated after six years following purchase.
[2]	The CDSC is eliminated after 12 months following purchase.

Annual Fund Operating Expenses: (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Madison Funds Prospectus Madison Diversified Income Fund	Class A	Class B	Class C
Management Fees (as a percentage of Assets)	0.65%	0.65%	0.65%
Distribution and Service (12b-1) Fees	0.25%	1.00%	1.00%
Other Expenses (as a percentage of Assets):	0.20%	0.20%	0.20%
Expenses (as a percentage of Assets)	1.10%	1.85%	1.85%

Example:
The following example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.
The example assumes you invest $10,000 in the fund for the time periods indicated and then either redeem or not redeem your shares at the end of the period. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example Madison Funds Prospectus Madison Diversified Income Fund (USD $)	Class A	Class B	Class C
Expense Example, with Redemption, 1 Year	681	638	288
Expense Example, with Redemption, 3 Years	905	932	582
Expense Example, with Redemption, 5 Years	1,146	1,201	1,001
Expense Example, with Redemption, 10 Years	1,838	1,973	2,169

Expense Example, No Redemption Madison Funds Prospectus Madison Diversified Income Fund (USD $)	Class A	Class B	Class C
Expense Example, No Redemption, 1 Year	681	188	188
Expense Example, No Redemption, 3 Years	905	582	582
Expense Example, No Redemption, 5 Years	1,146	1,001	1,001
Expense Example, No Redemption, 10 Years	1,838	1,973	2,169

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the expense examples above, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 23% of the average value of its portfolio.

Principal Investment Strategies
The fund seeks income by investing in a broadly diversified array of securities, including bonds, common stocks, real estate securities, foreign market bonds and stocks, and money market instruments. Bonds, stock and cash components will vary, reflecting the portfolio managers’ judgments of the relative availability of attractively yielding and priced stocks and bonds; however, under normal market conditions, the fund’s portfolio managers generally attempt to target a 40% bond and 60% stock investment allocation. Nevertheless, bonds (including investment grade, high yield and mortgage- or asset-backed) may constitute up to 80% of the fund’s assets, stocks (including common stocks, preferred stocks and convertible bonds) may constitute up to 70% of the fund’s assets, real estate securities may constitute up to 25% of the fund’s assets, foreign (including emerging market) stocks and bonds may constitute up to 25% of the fund’s assets, and money market instruments may constitute up to 25% of the fund’s assets. Although the fund is permitted to invest up to 80% of its assets in lower credit quality bonds, under normal circumstances, the fund intends to limit the investment in lower credit quality bonds to less than 50% of the fund’s assets.
With regard to the fixed income component of the fund, while there is no maturity strategy utilized, the fund is managed with the goal of being between 90-110% of the market benchmark duration. The dollar-weighted average maturity of the fund’s bond portfolio as of December 31, 2014 was 6.7 years. Duration is an approximation of the expected change in a debt security’s price given a 1% move in interest rates, using the following formula: [change in debt security value = (change in interest rates) x (duration) x (-1)]. By way of example, assume XYZ company issues a five year bond which has a duration of 4.5 years. If interest rates were to instantly increase by 1%, the bond would be expected to decrease in value by approximately 4.5%. As of December 31, 2014, the duration of the fund’s bond portfolio was 4.62 years, and the duration of the benchmark index (which, for this purpose, is the Bank of America Merrill Lynch U.S. Corporate, Government & Mortgage Index), was 5.43 years.
The balance between the two strategies of the fund -- i.e., fixed income investing and equity investing -- is determined after reviewing the risks associated with each type of investment, with the goal of meaningful risk reduction as market conditions demand. The fund may also invest in exchange traded funds (“ETFs”) that are registered investment companies and may also write (sell) covered call options, when deemed appropriate by the portfolio managers, in order to generate additional income through the collection of option premiums. With regard to the equity portion of the fund, the fund generally holds 30-60 individual securities in its portfolio at any given time. This reflects the belief of the fund's investment adviser that your money should be invested in the adviser’s top investment ideas, and that focusing on the adviser's best investment ideas is the best way to achieve the fund’s investment objectives.
The fund typically sells a stock when the fundamental expectations for producing competitive yields at an acceptable level of price risk no longer apply, the price exceeds its intrinsic value or other stocks appear more attractive.
The fund’s investment strategy reflects the general “Participate and Protect®” investment philosophy of the fund’s investment adviser, Madison Asset Management, LLC (“Madison”).  Madison’s expectation is that investors in the fund will participate in market appreciation during bull markets and experience something less than full participation during bear markets compared with investors in portfolios holding more speculative and volatile securities; therefore, this investment philosophy is intended to represent a conservative investment strategy. There is no assurance that Madison’s expectations regarding this investment strategy will be realized.
Although the fund expects to pursue its investment objective utilizing its principal investment strategies regardless of market conditions, the fund may invest up to 100% in money market instruments. To the extent the fund engages in this temporary defensive position, the fund’s ability to achieve its investment objective may be diminished.

Principal Risks
Market Risk. The share price of the fund reflects the value of the securities it holds. If a security’s price falls, the share price of the fund will go down (unless another security’s price rises by an offsetting amount). If the fund’s share price falls below the price you paid for your shares, you could lose money when you redeem your shares.
Equity Risk. The fund is subject to equity risk. Equity risk is the risk that securities held by the fund will fluctuate in value due to general market or economic conditions, perceptions regarding the industries in which the issuers of securities held by the fund participate, and the particular circumstances and performance of particular companies whose securities the fund holds. In addition, while broad market measures of common stocks have historically generated higher average returns than fixed income securities, common stocks have also experienced significantly more volatility in those returns.
Capital Gain Realization Risks to Taxpaying Shareholders. Because of the focused nature of the fund’s equity portfolio, the fund is susceptible to capital gain realization. In other words, when the fund is successful in achieving its investment objective, portfolio turnover may generate more capital gains per share than funds that hold greater numbers of individual securities. The fund’s sale of just a few positions will represent a larger percentage of the fund’s assets compared with, say, a fund that has hundreds of securities positions.
Interest Rate Risk. The fund is subject to interest rate risk, which is the risk that the value of your investment will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the market value of income-bearing securities. When interest rates rise, bond prices fall; generally, the longer a bond’s maturity, the more sensitive it is to this risk.
Credit Risk. The fund is subject to credit risk, which is the risk that issuers of debt securities may be unable to meet their interest or principal payment obligations when due.
Non-Investment Grade Security Risk. Issuers of non-investment grade securities (i.e., “junk” bonds) are typically in weak financial health and, compared to issuers of investment-grade bonds, they are more likely to encounter financial difficulties and to be materially affected by these difficulties when they do encounter them. Because the fund may invest a significant portion of its assets in these securities, the fund may be subject to greater levels of credit and liquidity risk than a fund that does not invest in such securities. These securities are considered predominately speculative with respect to the issuer's continuing ability to make principal and interest payments. An economic downturn or period of rising interest rates could adversely affect the market for these securities and reduce the fund's ability to sell these securities. If the issuer of a security is in default with respect to interest or principal payments, the fund may lose its entire investment. Because of the risks involved in investing in non-investment grade securities, an investment in a fund that invests in such securities should be considered speculative.
Option Risk. As the writer of a covered call option, the fund forgoes, during the option’s life, the opportunity to profit from increases in the market value of the security covering the call option above the sum of the premium and the strike price of the call, but has retained the risk of loss should the price of the underlying security decline. The writer of an option also has no control over the time when it may be required to fulfill its obligation as a writer of the option. Once an option writer has received an exercise notice, it may not be able to effect a closing purchase transaction in order to terminate its obligation under the option and must then deliver the underlying security at the exercise price. There can be no assurance that a liquid market will exist when the fund seeks to close out an option position. If the fund were unable to close out a covered call option that it had written on a security, it would not be able to sell the underlying security unless the option expired without exercise.
Foreign Security and Emerging Market Risk. Investments in foreign securities involve risks relating to currency fluctuations and to political, social and economic developments abroad, as well as risks resulting from differences between the regulations to which U.S. and foreign issuers and markets are subject. These risks may be greater in emerging markets. The investment markets of emerging countries are generally more volatile than markets of developed countries with more mature economies.

Performance
The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows how the fund’s investment results have varied from year to year. The table shows the fund’s average annual total returns for various periods compared to a broad measure of market performance, as well as a custom index that consists of 50% Bank of America Merrill Lynch U.S. Corporate Government & Mortgage Index and 50% of the S&P 500 Index. The fund’s past performance (before and after taxes) is not necessarily an indication of its future performance. Updated performance information current to the most recent month end is available at no cost by visiting www.madisonfunds.com or by calling 1-800-877-6089.

Highest/Lowest quarter end results during this period were:

Highest:	3Q 2009	7.57%
Lowest:	4Q 2008	-8.19%

Average Annual Total ReturnsFor Periods Ended December 31, 2014
Average Annual Total Returns Madison Funds Prospectus Madison Diversified Income Fund	Label	1 Year	5 Years	10 Years	Since Inception	Inception Date
Class A	Class A Shares – Return Before Taxes	0.62%	8.48%	5.16%
Class A After Taxes on Distributions	Return After Taxes on Distributions	0.23%	7.98%	4.21%
Class A After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	0.65%	6.66%	3.85%
Class B	Class B Shares – Return Before Taxes	1.45%	8.69%	5.15%
Class C	Class C Shares – Return Before Taxes	4.95%			8.77%	Jul. 31, 2012
S&P 500 Index	S&P 500® Index (reflects no deduction for sales charges, account fees, expenses or taxes)	13.69%	15.45%	7.67%	20.61%
Bank of America Merrill Lynch U.S. Corporate, Government & Mortgage Index	Bank of America Merrill Lynch U.S. Corporate, Government & Mortgage Index (reflects no deduction for sales charges, account fees, expenses or taxes)	6.37%	4.49%	4.79%	1.78%
Custom Blended Index	Custom Blended Index (reflects no deduction for sales charges, account fees, expenses or taxes)	10.05%	10.11%	6.53%	10.92%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for only Class A shares. After-tax returns for Class B and C shares will vary.

Madison Covered Call & Equity Income Fund
MADISON COVERED CALL & EQUITY INCOME FUND
Investment Objective
The Madison Covered Call & Equity Income Fund seeks to provide consistent total return secondarily, to provide a high level of income and gains from option premiums.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your immediate family invest, or agree to invest in the future, at least $25,000 in Madison Funds. More information about these and other discounts is available from your financial professional, in the “Your Account - Sales Charges and Fees” section on page 107 of the prospectus and in the “More About Purchasing and Selling Shares” section on page 61 of the statement of additional information.

Shareholder Fees: (fees paid directly from your investment)
Shareholder Fees Madison Funds Prospectus Madison Covered Call & Equity Income Fund	Class A	Class C		Class Y	Class R6
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	5.75%	none		none	none
Maximum Deferred Sales Charge (as a percentage)	none	1.00%	[1]	none	none
Redemption Fee (as a percentage of Amount Redeemed)	none	none		none	none
[1]	The CDSC is eliminated after 12 months following purchase.

Annual Fund Operating Expenses: (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Madison Funds Prospectus Madison Covered Call & Equity Income Fund		Class A	Class C	Class Y	Class R6
Management Fees (as a percentage of Assets)		0.85%	0.85%	0.85%	0.85%
Distribution and Service (12b-1) Fees		0.25%	1.00%	none	none
Other Expenses (as a percentage of Assets):		0.15%	0.15%	0.15%	0.02%
Acquired Fund Fees and Expenses		0.03%	0.03%	0.03%	0.03%
Expenses (as a percentage of Assets)	[1]	1.28%	2.03%	1.03%	0.90%
[1]	Total annual fund operating expenses for the period ended October 31, 2014 do not match the financial statements because the financial statements do not include acquired fund fees and expenses. In addition for Class Y shares total annual fund operating expenses do not match the financial statements due to rounding.

Example:
The following example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.
The example assumes you invest $10,000 in the fund for the time periods indicated and then either redeem or not redeem your shares at the end of the period. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example Madison Funds Prospectus (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Madison Conservative Allocation Fund Class A	689	931	1,192	1,935
Madison Conservative Allocation Fund Class B	647	959	1,247	2,073
Madison Conservative Allocation Fund Class C	297	609	1,047	2,264
Madison Moderate Allocation Fund Class A	691	937	1,202	1,957
Madison Moderate Allocation Fund Class B	649	965	1,257	2,094
Madison Moderate Allocation Fund Class C	299	615	1,057	2,285
Madison Aggressive Allocation Fund Class A	692	940	1,207	1,967
Madison Aggressive Allocation Fund Class B	650	968	1,262	2,105
Madison Aggressive Allocation Fund Class C	300	618	1,062	2,296
Madison Cash Reserves Fund Class A	7	128	259	643
Madison Cash Reserves Fund Class B	457	640	795	1,250
Madison Tax-Free Virginia Fund Class Y	87	271	471	1,049
Madison Tax-Free National Fund Class Y	87	271	471	1,049
Madison Government Bond Fund Class Y	56	198	352	801
Madison High Quality Bond Fund Class Y	50	157	274	616
Madison Core Bond Fund Class A	538	724	926	1,508
Madison Core Bond Fund Class B	618	870	1,097	1,754
Madison Core Bond Fund Class Y	66	208	362	810
Madison Core Bond Fund Class R6	53	167	291	653
Madison Corporate Bond Fund Class Y	66	208	362	810
Madison High Income Fund Class A	547	754	978	1,620
Madison High Income Fund Class B	628	901	1,149	1,864
Madison High Income Fund Class Y	77	240	417	930
Madison Diversified Income Fund Class A	681	905	1,146	1,838
Madison Diversified Income Fund Class B	638	932	1,201	1,973
Madison Diversified Income Fund Class C	288	582	1,001	2,169
Madison Covered Call & Equity Income Fund Class A	698	958	1,237	2,031
Madison Covered Call & Equity Income Fund Class C	306	637	1,093	2,358
Madison Covered Call & Equity Income Fund Class Y	105	328	569	1,259
Madison Covered Call & Equity Income Fund Class R6	92	287	498	1,108
Madison Dividend Income Fund Class Y	97	335	592	1,327
Madison Large Cap Value Fund Class A	686	922	1,177	1,903
Madison Large Cap Value Fund Class B	644	950	1,232	2,038
Madison Large Cap Value Fund Class Y	93	290	504	1,120
Madison Investors Fund Class A	690	964	1,258	2,093
Madison Investors Fund Class Y	97	335	592	1,327
Madison Investors Fund Class R6	79	236	428	954
Madison Large Cap Growth Fund Class A	690	934	1,197	1,946
Madison Large Cap Growth Fund Class B	648	962	1,252	2,080
Madison Large Cap Growth Fund Class Y	97	303	525	1,166
Madison Mid Cap Fund Class A	709	993	1,297	2,158
Madison Mid Cap Fund Class B	668	1,023	1,354	2,292
Madison Mid Cap Fund Class Y	117	365	633	1,398
Madison Mid Cap Fund Class R6	79	246	428	954
Madison Small Cap Fund Class A	719	1,022	1,346	2,263
Madison Small Cap Fund Class B	678	1,053	1,405	2,396
Madison Small Cap Fund Class Y	127	397	686	1,511
Madison NorthRoad International Fund Class Y	117	365	633	1,398
Madison NorthRoad International Fund Class R6	84	262	455	1,014
Madison International Stock Fund Class A	728	1,051	1,396	2,366
Madison International Stock Fund Class B	688	1,083	1,455	2,499
Madison International Stock Fund Class Y	137	428	739	1,624
Madison Hansberger International Growth Fund Class Y	117	365	633	1,398
Madison Hansberger International Growth Fund Class I	102	318	552	1,225
Madison Target Retirement 2020 Fund R6	56	198	352	801
Madison Target Retirement 2030 Fund R6	56	198	352	801
Madison Target Retirement 2040 Fund R6	56	198	352	801
Madison Target Retirement 2050 Fund R6	56	198	352	801

Expense Example, No Redemption Madison Funds Prospectus Madison Covered Call & Equity Income Fund (USD $)	Class A	Class C	Class Y	Class R6
Expense Example, No Redemption, 1 Year	698	206	105	92
Expense Example, No Redemption, 3 Years	958	637	328	287
Expense Example, No Redemption, 5 Years	1,237	1,093	569	498
Expense Example, No Redemption, 10 Years	2,031	2,358	1,259	1,108

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the expense examples above, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 139% of the average value of its portfolio.

Principal Investment Strategies
The fund invests, under normal conditions, primarily in common stocks of large- and mid-capitalization issuers that are, in the view of the fund’s investment adviser, selling at a reasonable price in relation to their long-term earnings growth rates. Under normal market conditions, the fund will seek to generate current earnings from option premiums by writing (selling) covered call options on a substantial portion of its portfolio securities. The fund seeks to produce a high level of current income and current gains generated from option writing premiums and, to a lesser extent, from dividends.
Under normal market conditions, the fund will invest at least 80% of its net assets in common stocks, with at least 65% of this amount invested in common stocks of large capitalization issuers that meet the fund’s selection criteria. In calculating compliance with these percentages, the fund will "look through" to the characteristics of the underlying holdings of any ETF held by the fund. The fund may invest the remainder of its common stock investments in companies that meet the fund’s selection criteria but whose market capitalization is considered to be middle sized or “mid-cap” (generally, stocks with a market capitalization similar to those companies in the Russell Midcap® Index). In addition, the fund may invest up to 15% of its net assets in foreign securities, including American Depository Receipts (“ADRs”) (which represent an interest in the shares of a non-U.S. company that have been deposited with a U.S. bank, trade in U.S. dollars and clear through U.S. settlement systems, thus allowing the holder of an ADR to avoid having to transact in a foreign currency) and emerging market securities. The fund’s investment adviser, Madison Asset Management, LLC (“Madison”), will allocate the fund’s assets among stocks in sectors of the economy based upon Madison’ views on forward earnings growth rates, adjusted to reflect Madison’s views on economic and market conditions and sector risk factors. In general, Madison focuses its investments in the information technology, consumer discretionary, health care and financials sectors, and may invest up to 35% of the fund’s net assets in any one such sector. The fund generally holds 30-50 individual securities in its portfolio at any given time. This reflects Madison's belief that your money should be invested in Madison's top investment ideas, and that focusing on Madison's best investment ideas is the best way to achieve the fund’s investment objectives.
The fund will employ an option strategy of writing covered call options on a substantial portion of the common stocks in its portfolio. The extent of option writing activity will depend upon market conditions and Madison’s ongoing assessment of the attractiveness of writing call options on the fund’s stock holdings. In addition to providing income, covered call writing helps to reduce the volatility (and risk profile) of the fund by providing downside protection.
In addition to its covered call strategy, the fund may, to a lesser extent (not more than 20% of its net assets), pursue an option strategy that includes the writing of both put options and call options on certain of the common stocks in the fund’s portfolio. To seek to offset some of the risk of a larger potential decline in the event the overall stock market has a sizable short-term or intermediate-term decline, the fund may, to a limited extent (not more than 2% of its total assets) purchase put options or put option debit spreads (where another put option at a lower strike price is sold to offset the cost of the first put option) on broad-based securities indices (such as the S&P 500, S&P MidCap 400 or other indices deemed suitable) or certain exchange traded funds (“ETFs”) that trade like common stocks but represent such market indices.
Although Madison believes that, under normal conditions, at least 80% of the fund will be invested in equity securities, Madison believes that when options are exercised and portfolio securities are called away in exchange for cash, it may not be in the interest of the fund to immediately invest its cash. Additionally, during periods when Madison believes the stock markets in general are overvalued or when there is perceived domestic or global economic or political risk or when investments in equity securities bear an above average risk of loss, Madison will delay investment of some or all of the fund’s cash until such periods have ended. Thus, in Madison’s discretion, the fund’s cash may be held for “temporary defensive purposes,” and might represent a material percentage of the fund’s portfolio. These periods may last for a few weeks or even for a few months, until more attractive market conditions exist.
The fund’s investment strategy reflects Madison’s general “Participate and Protect®” investment philosophy. Madison’s expectation is that investors in the fund will participate in market appreciation during bull markets and experience something less than full participation during bear markets compared with investors in portfolios holding more speculative and volatile securities; therefore, this investment philosophy is intended to represent a conservative investment strategy. There is no assurance that Madison’s expectations regarding this investment strategy will be realized.
Although the fund expects to pursue its investment objectives utilizing its principal investment strategies regardless of market conditions, the fund may invest up to 100% in money market instruments. To the extent the fund engages in this temporary defensive position, the fund’s ability to achieve its investment objectives may be diminished.

Principal Risks
Market Risk. The share price of the fund reflects the value of the securities it holds. If a security’s price falls, the share price of the fund will go down (unless another security’s price rises by an offsetting amount). If the fund’s share price falls below the price you paid for your shares, you could lose money when you redeem your shares.
Equity Risk. The fund is subject to equity risk. Equity risk is the risk that securities held by the fund will fluctuate in value due to general market or economic conditions, perceptions regarding the industries in which the issuers of securities held by the fund participate, and the particular circumstances and performance of particular companies whose securities the fund holds. In addition, while broad market measures of common stocks have historically generated higher average returns than fixed income securities, common stocks have also experienced significantly more volatility in those returns.
Mid-Cap Company Risk. The fund’s investments in mid-capitalization companies may entail greater risks than investments in larger, more established companies. Mid-capitalization companies tend to have narrower product lines, fewer financial resources and a more limited trading market for their securities, as compared to larger companies. They may also experience greater price volatility than securities of larger capitalization companies because growth prospects for these companies may be less certain and the market for such securities may be smaller. Some growth-oriented companies may not have established financial histories; often have limited product lines, markets or financial resources; may depend on a few key personnel for management; and may be susceptible to losses and risks of bankruptcy.
Option Risk. There are several risks associated with transactions in options on securities, as follows:

•
There are significant differences between the securities and options markets that could result in an imperfect correlation between these markets, causing a given transaction not to achieve its objectives.

•
As the writer of a covered call option, the fund forgoes, during the option’s life, the opportunity to profit from increases in the market value of the security covering the call option above the sum of the premium and the strike price of the call, but has retained the risk of loss should the price of the underlying security decline.

•
The writer of an option has no control over the time when it may be required to fulfill its obligation as a writer of the option. Once an option writer has received an exercise notice, it may not be able to effect a closing purchase transaction in order to terminate its obligation under the option and must then deliver the underlying security at the exercise price.

•
There can be no assurance that a liquid market will exist when the fund seeks to close out an option position. If the fund were unable to close out a covered call option that it had written on a security, it would not be able to sell the underlying security unless the option expired without exercise.

•
The hours of trading for options may not conform to the hours during which the underlying securities are traded. To the extent that the options markets close before the markets for the underlying securities, significant price and rate movements can take place in the underlying markets that cannot be reflected in the options markets.

•
The value of call options will be affected by changes in the value and dividend rates of the underlying common stocks, an increase in interest rates, changes in the actual or perceived volatility of the stock market and the underlying common stocks and the remaining time to the options’ expiration. Additionally, the exercise price of an option may be adjusted downward before the option’s expiration as a result of the occurrence of events affecting the underlying equity security. A reduction in the exercise price of an option would reduce the fund’s capital appreciation potential on the underlying security.

•
When the fund writes covered put options, it bears the risk of loss if the value of the underlying stock declines below the exercise price. If the option is exercised, the fund could incur a loss if it is required to purchase the stock underlying the put option at a price greater than the market price of the stock at the time of exercise. Also, while the fund’s potential gain in writing a covered put option is limited to the interest earned on the liquid assets securing the put option plus the premium received from the purchaser of the put option, the fund risks a loss equal to the entire value of the stock.

•
If a put option purchased by the fund is not sold when it has remaining value, and if the market price of the underlying security remains equal to or greater than the exercise price, the fund will lose its entire investment in the option.

The fund’s options transactions will be subject to limitations established by each of the exchanges, boards of trade or other trading facilities on which such options are traded. The number of options which the fund may write or purchase may be affected by options written or purchased by other clients of the fund’s investment adviser or its affiliates.
Tax Risk. The fund will generate taxable income and therefore is subject to tax risk. In addition to option premium income, most or all of the gains from the sale of the underlying securities held by the fund on which options are written may be short-term capital gains taxed at ordinary income rates in any particular year. Because the fund does not have control over the exercise of the call options it writes, such exercises or other required sales of the underlying stocks may force the fund to realize capital gains or losses at inopportune times. The fund’s transactions in options are subject to special and complex U.S. federal income tax provisions that may, among other things, (i) treat dividends that would otherwise constitute qualified dividend income as non-qualified dividend income, (ii) treat dividends that would otherwise be eligible for the corporate dividends-received deduction as ineligible for such treatment, (iii) disallow, suspend or otherwise limit the allowance of certain losses or deductions, (iv) convert lower taxed long-term capital gain into higher taxed short-term capital gain or ordinary income, (v) convert an ordinary loss or deduction into a capital loss (the deductibility of which is more limited), and (vi) cause the fund to recognize income or gain without a corresponding receipt of cash.
Foreign Security and Emerging Market Risk. Investments in foreign securities involve risks relating to currency fluctuations and to political, social and economic developments abroad, as well as risks resulting from differences between the regulations to which U.S. and foreign issuers and markets are subject. These risks may be greater in emerging markets. The investment markets of emerging countries are generally more volatile than markets of developed countries with more mature economies.
Concentration Risk. To the extent that the fund makes substantial investments in a single sector, the fund will be more susceptible to adverse economic or regulatory occurrences affecting those sectors.

Performance
The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows how the fund’s investment results have varied from year to year. The table shows the fund’s average annual total returns for various periods compared to a broad measure of market performance, as well as the CBOE S&P 500 BuyWrite Index (BXMSM) which is provided because of the fund’s option writing strategy. The fund’s past performance (before and after taxes) is not necessarily an indication of its future performance. Updated performance information current to the most recent month end is available at no cost by visiting www.madisonfunds.com or by calling 1-800-877-6089.

Calendar Year Total Returns for Class A Shares (Returns do not reflect sales charges and would be lower if they did.)

Highest/Lowest quarter end results during this period were:

Highest:	4Q 2011	12.82%
Lowest:	3Q 2011	-10.16%

Average Annual Total ReturnsFor Periods Ended December 31, 2014
Average Annual Total Returns Madison Funds Prospectus Madison Covered Call & Equity Income Fund	Label	1 Year	5 Years	10 Years	Since Inception	Inception Date
Class A	Class A Shares – Return Before Taxes	(0.14%)	6.85%		6.83%	Oct. 30, 2009
Class A After Taxes on Distributions	Return After Taxes on Distributions	(3.66%)	3.54%		3.63%	Oct. 30, 2009
Class A After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	0.09%	3.98%		4.01%	Oct. 30, 2009
Class C	Class C Shares – Return Before Taxes	4.27%			9.16%	Jul. 31, 2012
Class Y	Class Y Shares – Return before Taxes	6.25%	8.38%		8.32%	Oct. 30, 2009
Class R6	Class R6 Shares – Return before Taxes	6.34%			10.34%	Jul. 31, 2012
S&P 500 Index (Since Inception 10/31/2009)	S&P 500® Index (reflects no deduction for sales charges, account fees, expenses or taxes)	13.69%	15.45%		16.53%
S&P 500 Index (Since Inception 7/31/2012)	S&P 500® Index (reflects no deduction for sales charges, account fees, expenses or taxes)	13.69%	15.45%	7.67%	20.61%
CBOE S&P 500 BuyWrite Monthly Index (Since Inception 10/31/2009)	CBOE S&P 500 BuyWrite Index (BXMSM) (reflects no deduction for sales charges, account fees, expenses or taxes)	5.64%	7.09%		8.47%
CBOE S&P 500 BuyWrite Monthly Index (Since Inception 7/31/2012)	CBOE S&P 500 BuyWrite Monthly Index SM (reflects no deduction for sales charges, account fees, expenses or taxes)	5.64%	7.09%	4.77%	7.37%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for only Class A shares. After-tax returns for Class C, Y and R6 shares will vary.

Madison Dividend Income Fund
MADISON DIVIDEND INCOME FUND
Investment Objective
The Madison Dividend Income Fund seeks to produce current income while providing an opportunity for capital appreciation.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.
Shareholder Fees: (fees paid directly from your investment)
Shareholder Fees	Madison Funds Prospectus Madison Dividend Income Fund Class Y
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	none
Redemption Fee (as a percentage of Amount Redeemed)	none

Annual Fund Operating Expenses: (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Madison Funds Prospectus Madison Dividend Income Fund Class Y
Management Fees (as a percentage of Assets)		0.75%
Distribution and Service (12b-1) Fees		none
Other Expenses (as a percentage of Assets):		0.35%
Expenses (as a percentage of Assets)		1.10%
Fee Waiver or Reimbursement	[1]	(0.15%)
Net Expenses (as a percentage of Assets)		0.95%
[1]	The investment adviser to the fund, Madison Asset Management, LLC (“Madison”), has contractually agreed to waive 0.10% of its management fee and 0.05% of its service fee until at least February 28, 2016. The fee waiver agreements may be terminated by the Board of Trustees of the fund at any time and for any reason; however, the Board has no intention of terminating these agreements in the next year. Not included in the fee waivers are any fees and expenses relating to portfolio holdings (e.g., brokerage commissions, interest on loans, etc.) or extraordinary and non-recurring fees and expenses (e.g., costs relating to any line of credit the fund maintains with its custodian or another entity for investment purposes). Any fees waived will not be subject to later recoupment by Madison.

Example:
The following example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.
The example assumes you invest $10,000 in the fund for the time periods indicated and then redeem your shares at the end of the period. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Madison Funds Prospectus Madison Dividend Income Fund Class Y	97	335	592	1,327

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the expense examples above, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 29% of the average value of its portfolio.

Principal Investment Strategies
The fund seeks to achieve its investment objective by investing in equity securities of companies with a market capitalization of over $1 billion and a history of paying dividends, with the ability to increase dividends over time. Under normal market conditions, at least 80% of the fund’s net assets (including borrowings for investment purposes) will be invested in dividend paying equity securities. The adviser will identify investment opportunities by screening for companies that generally have the following characteristics: (i) a dividend yield of at least 100% of the market dividend yield (for this purpose, the “market” is the S&P 500); (ii) a strong balance sheet; (iii) a dividend that has been maintained and which is likely to increase; (iv) trade on the high side of the company’s historical relative dividend yield, due to issues which the adviser views as temporary; and (v) other compelling valuation characteristics. Under normal market conditions, the fund expects to be fully invested in equity securities, but will maintain the flexibility to hold up to 20% of the fund’s assets in investment grade fixed income securities when warranted in the discretion of the adviser. Additionally, the adviser may write (sell) covered call options against equity holdings, not to exceed 25% of the fund’s equity holdings. The fund may also invest up to 25% of its common stock allocation in foreign securities (including American Depository Receipts and emerging market securities). To the extent invested in common stocks, the fund generally invests in 30-60 companies at any given time. This reflects the adviser’s belief that your money should be invested in the adviser’s top investment ideas, and that focusing on the adviser’s best investment ideas is the best way to achieve the fund’s investment objectives.
Madison follows a rigorous three-step process when evaluating companies pursuant to which Madison considers (1) the business model, (2) the management team, and (3) the valuation of each potential investment. When evaluating the business model, Madison looks for sustainable competitive advantages, metrics that demonstrate relatively high levels of profitability, stable and growing earnings, and a solid balance sheet. When assessing management, Madison evaluates its operational and capital allocation track records and the nature of its accounting practices. The final step in the process is assessing the proper valuation for the company. Madison strives to purchase securities trading at a discount to their intrinsic value as determined by discounted cash flows modeling and additional valuation methodologies. Often, Madison finds companies that clear the business model and management team hurdles, but not the valuation hurdle. Those companies are monitored for inclusion at a later date when the price may be more appropriate. Madison seeks to avoid the downside risks associated with overpriced securities. Instead, Madison will invest in the stocks of issuers that Madison believes have a blend of both value and growth potential: what Madison calls “GARP” for “growth at a reasonable price.”
Madison may sell stocks for a number of reasons, including: (i) the price target Madison has set for stock has been achieved, (ii) the fundamental business prospects for the company have materially changed, or (iii) Madison finds a more attractive alternative. In addition, with regard to dividend paying stocks in particular, Madison may sell a stock that has reduced its dividend to a level that brings the yield on the stock to below the market (S&P 500) dividend yield, but only if the reduction in dividend appears to Madison to be a symptom of fundamental difficulties with the company that are other than temporary in nature.
The fund’s investment strategy reflects Madison’s general “Participate and Protect®” investment philosophy. Madison’s expectation is that investors in the fund will participate in market appreciation during bull markets and experience something less than full participation during bear markets compared with investors in portfolios holding more speculative and volatile securities; therefore, this investment philosophy is intended to represent a conservative investment strategy. There is no assurance that Madison’s expectations regarding this investment strategy will be realized.
Although the fund expects to pursue its investment objective utilizing its principal investment strategies regardless of market conditions, the fund may invest up to 100% in money market instruments. To the extent the fund engages in this temporary defensive position, the fund’s ability to achieve its investment objective may be diminished.

Principal Risks
Market Risk. The share price of the fund reflects the value of the securities it holds. If a security’s price falls, the share price of the fund will go down (unless another security’s price rises by an offsetting amount). If the fund’s share price falls below the price you paid for your shares, you could lose money when you redeem your shares.
Equity Risk. The fund is subject to equity risk. Equity risk is the risk that securities held by the fund will fluctuate in value due to general market or economic conditions, perceptions regarding the industries in which the issuers of securities held by the fund participate, and the particular circumstances and performance of particular companies whose securities the fund holds. In addition, while broad market measures of common stocks have historically generated higher average returns than fixed income securities, common stocks have also experienced significantly more volatility in those returns.
Capital Gain Realization Risks to Taxpaying Shareholders. Because of the focused nature of the fund’s portfolio, the fund is susceptible to capital gain realization. In other words, when the fund is successful in achieving its investment objective, portfolio turnover may generate more capital gains per share than funds that hold greater numbers of individual securities. The fund’s sale of just a few positions will represent a larger percentage of the fund’s assets compared with, say, a fund that has hundreds of securities positions.
Growth and Value Risks. Stocks with growth characteristics can experience sharp price declines as a result of earnings disappointments, even small ones. Stocks with value characteristics carry the risk that investors will not recognize their intrinsic value for a long time or that they are actually appropriately priced at a low level. Because the fund generally follows a strategy of holding stocks with both growth and value characteristics, any particular stock’s share price may be negatively affected by either set of risks.
Special Risks Associated with Dividend Paying Stocks.  Raising interest rates have the potential to hurt the value and/or price of higher dividend yielding stocks more so than the overall market.  In addition, higher dividend yielding stocks may go through periods of underperformance as a group versus the broader market.
Foreign Security and Emerging Market Risk. Investments in foreign securities involve risks relating to currency fluctuations and to political, social and economic developments abroad, as well as risks resulting from differences between the regulations to which U.S. and foreign issuers and markets are subject. These risks may be greater in emerging markets. The investment markets of emerging countries are generally more volatile than markets of developed countries with more mature economies.
Option Risk. There are several risks associated with transactions in options on securities, as follows:

•
There are significant differences between the securities and options markets that could result in an imperfect correlation between these markets, causing a given transaction not to achieve its objectives.

•
As the writer of a covered call option, the fund forgoes, during the option’s life, the opportunity to profit from increases in the market value of the security covering the call option above the sum of the premium and the strike price of the call, but has retained the risk of loss should the price of the underlying security decline.

•
The writer of an option has no control over the time when it may be required to fulfill its obligation as a writer of the option. Once an option writer has received an exercise notice, it may not be able to effect a closing purchase transaction in order to terminate its obligation under the option and must then deliver the underlying security at the exercise price.

•
There can be no assurance that a liquid market will exist when the fund seeks to close out an option position. If the fund is unable to close out a covered call option that it wrote on a security, it would not be able to sell the underlying security unless the option expired without exercise.

Interest Rate Risk. To the extent the fund invests in fixed income securities (i.e., bonds), the fund will be subject to interest rate risk, which is the risk that the value of your investment will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the market value of income-bearing securities. When interest rates rise, bond prices fall; generally, the longer a bond’s maturity, the more sensitive it is to this risk.

Performance
The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows how the fund’s investment results have varied from year to year. The table shows the fund’s average annual total returns for various periods compared to a broad measure of market performance. The fund’s past performance (before and after taxes) is not necessarily an indication of its future performance. Updated performance information current to the most recent month end is available at no cost by visiting www.madisonfunds.com or by calling 1-800-877-6089.

Calendar Year Total Returns for Class Y Shares

Highest/Lowest quarter end results during this period were:

Highest:	2Q 2009	14.19%
Lowest:	4Q 2008	-12.69%

Average Annual Total ReturnsFor Periods Ended December 31, 2014
Average Annual Total Returns Madison Funds Prospectus Madison Dividend Income Fund	Label	1 Year	5 Years	10 Years
Class Y	Class Y Shares – Return Before Taxes	8.81%	11.60%	6.84%
Class Y After Taxes on Distributions	Return After Taxes on Distributions	6.98%	11.04%	6.03%
Class Y After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	6.51%	9.71%	5.63%
S&P 500 Index	S&P 500® Index (reflects no deduction for sales charges, account fees, expenses or taxes)	13.69%	15.45%	7.67%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Madison Large Cap Value Fund
MADISON LARGE CAP VALUE FUND
Investment Objective
The Madison Large Cap Value Fund seeks long-term capital growth, with income as a secondary consideration.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your immediate family invest, or agree to invest in the future, at least $25,000 in Madison Funds. More information about these and other discounts is available from your financial professional, in the “Your Account - Sales Charges and Fees” section on page 107 of the prospectus and in the “More About Purchasing and Selling Shares” section on page 61 of the statement of additional information.

Shareholder Fees: (fees paid directly from your investment)
Shareholder Fees Madison Funds Prospectus Madison Large Cap Value Fund	Class A	Class B		Class Y
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	5.75%	none		none
Maximum Deferred Sales Charge (as a percentage)	none	4.50%	[1]	none
Redemption Fee (as a percentage of Amount Redeemed)	none	none		none
[1]	The CDSC is reduced after 12 months and eliminated after six years following purchase.

Annual Fund Operating Expenses: (expenses that you pay each year as a percentage of the value of your investment)
Example:
The following example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.
The example assumes you invest $10,000 in the fund for the time periods indicated and then either redeem or not redeem your shares at the end of the period. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example Madison Funds Prospectus Madison Large Cap Value Fund (USD $)	Class A	Class B	Class Y
Expense Example, with Redemption, 1 Year	686	644	93
Expense Example, with Redemption, 3 Years	922	950	290
Expense Example, with Redemption, 5 Years	1,177	1,232	504
Expense Example, with Redemption, 10 Years	1,903	2,038	1,120

Expense Example, No Redemption Madison Funds Prospectus Madison Large Cap Value Fund (USD $)	Class A	Class B	Class Y
Expense Example, No Redemption, 1 Year	686	194	93
Expense Example, No Redemption, 3 Years	922	600	290
Expense Example, No Redemption, 5 Years	1,177	1,032	504
Expense Example, No Redemption, 10 Years	1,903	2,038	1,120

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the expense examples above, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 85% of the average value of its portfolio.

Principal Investment Strategies
The fund will, under normal market conditions, maintain at least 80% of its net assets (including borrowings for investment purposes) in large cap stocks (generally, stocks with a market capitalization of the companies represented in the Russell 1000® Value Index -- as of the most recent reconstitution date, the low end of the range of market capitalizations included in this index was $1.634 billion). The fund follows what is known as a “value” approach, which generally means that the manager seeks to invest in stocks at prices below their perceived intrinsic value as estimated based on fundamental analysis of the issuing company and its prospects. By investing in value stocks, the fund attempts to limit the downside risk over time but may also produce smaller gains than other stock funds if their intrinsic values are not realized by the market or if growth-oriented investments are favored by investors. The fund will diversify its holdings among various industries and among companies within those industries. The fund may also invest in warrants, convertible securities, preferred stocks and debt securities (including non-investment grade debt securities). The fund may invest up to 25% of its assets in foreign securities, including American Depository Receipts (“ADRs”) (which represent an interest in the shares of a non-U.S. company that have been deposited with a U.S. bank, trade in U.S. dollars and clear through U.S. settlement systems, thus allowing the holder of an
ADR to avoid having to transact in a foreign currency) and emerging market securities, and may invest in exchange traded funds (“ETFs”) that are registered investment companies. The fund generally holds 25-60 individual securities in its portfolio at any given time. This reflects the belief of the fund's investment adviser that your money should be invested in the adviser’s top investment ideas, and that focusing on the adviser's best investment ideas is the best way to achieve the fund’s investment objectives.
The fund typically sells a stock when the fundamental expectations for buying it no longer apply, the price exceeds its intrinsic value or other stocks appear more attractively priced relative to their intrinsic values.
The fund’s investment strategy reflects the general “Participate and Protect®” investment philosophy of the fund’s investment adviser, Madison Asset Management, LLC (“Madison”). Madison’s expectation is that investors in the fund will participate in market appreciation during bull markets and experience something less than full participation during bear markets compared with investors in portfolios holding more speculative and volatile securities; therefore, this investment philosophy is intended to represent a conservative investment strategy. There is no assurance that Madison’s expectations regarding this investment strategy will be realized.
Although the fund expects to pursue its investment objective utilizing its principal investment strategies regardless of market conditions, the fund may invest up to 100% in money market instruments. To the extent the fund engages in this temporary defensive position, the fund’s ability to achieve its investment objective may be diminished.

Principal Risks
Market Risk. The share price of the fund reflects the value of the securities it holds. If a security’s price falls, the share price of the fund will go down (unless another security’s price rises by an offsetting amount). If the fund’s share price falls below the price you paid for your shares, you could lose money when you redeem your shares.
Equity Risk. The fund is subject to equity risk. Equity risk is the risk that securities held by the fund will fluctuate in value due to general market or economic conditions, perceptions regarding the industries in which the issuers of securities held by the fund participate, and the particular circumstances and performance of particular companies whose securities the fund holds. In addition, while broad market measures of common stocks have historically generated higher average returns than fixed income securities, common stocks have also experienced significantly more volatility in those returns.
Value Investing Risk. The fund primarily invests in “value” oriented stocks which may help limit the risk of negative portfolio returns. However, these “value” stocks are subject to the risk that their perceived intrinsic values may never be realized by the market, and to the risk that, although the stock is believed to be undervalued, it is actually appropriately priced or overpriced due to unanticipated problems associated with the issuer or industry.
ETF Risks. The main risks of investing in ETFs are the same as investing in a portfolio of equity securities comprising the index on which the ETF is based, although lack of liquidity in an ETF could result in it being more volatile than the securities comprising the index. Additionally, the market prices of ETFs will fluctuate in accordance with both changes in the market value of their underlying portfolio securities and due to supply and demand for the instruments on the exchanges on which they are traded (which may result in their trading at a discount or premium to their net asset values.) Index-based ETF investments may not replicate exactly the performance of their specific index because of transaction costs and because of the temporary unavailability of certain component securities of the index.
Capital Gain Realization Risks to Taxpaying Shareholders. Because of the focused nature of the fund’s portfolio, the fund is susceptible to capital gain realization. In other words, when the fund is successful in achieving its investment objective, portfolio turnover may generate more capital gains per share than funds that hold greater numbers of individual securities. The fund’s sale of just a few positions will represent a larger percentage of the fund’s assets compared with, say, a fund that has hundreds of securities positions.
Foreign Security and Emerging Market Risk. Investments in foreign securities involve risks relating to currency fluctuations and to political, social and economic developments abroad, as well as risks resulting from differences between the regulations to which U.S. and foreign issuers and markets are subject. These risks may be greater in emerging markets. The investment markets of emerging countries are generally more volatile than markets of developed countries with more mature economies.

Performance
The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows how the fund’s investment results have varied from year to year. The table shows the fund’s average annual total returns for various periods compared to a broad measure of market performance. The fund’s past performance (before and after taxes) is not necessarily an indication of its future performance. Updated performance information current to the most recent month end is available at no cost by visiting www.madisonfunds.com or by calling 1-800-877-6089.

Calendar Year Total Returns for Class A Shares (Returns do not reflect sales charges and would be lower if they did.)

Highest/Lowest quarter end results during this period were:

Highest:	2Q 2009	14.72%
Lowest:	4Q 2008	-20.88%

Average Annual Total ReturnsFor Periods Ended December 31, 2014
Average Annual Total Returns Madison Funds Prospectus Madison Large Cap Value Fund	Label	1 Year	5 Years	10 Years	Since Inception	Inception Date
Class A	Class A Shares – Return Before Taxes	5.29%	11.81%	5.09%
Class A After Taxes on Distributions	Return After Taxes on Distributions	1.74%	10.87%	4.39%
Class A After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	5.97%	9.45%	3.95%
Class B	Class B Shares – Return Before Taxes	6.52%	12.03%	5.10%
Class Y	Class Y Shares – Return before Taxes	11.95%	13.42%		5.81%	Jun. 30, 2006
Russell 1000 Value Index	Russell 1000® Value Index (reflects no deduction for sales charges, account fees, expenses or taxes)	13.45%	15.42%	7.30%	6.97%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for only Class A shares. After-tax returns for Class B and Y shares will vary.

Madison Investors Fund
MADISON INVESTORS FUND
Investment Objective
The Madison Investors Fund seeks long-term capital appreciation.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your immediate family invest, or agree to invest in the future, at least $25,000 in Madison Funds. More information about these and other discounts is available from your financial professional, in the “Your Account - Sales Charges and Fees” section on page 107 of the prospectus and in the “More About Purchasing and Selling Shares” section on page 61 of the statement of additional information.

Shareholder Fees: (fees paid directly from your investment)
Shareholder Fees Madison Funds Prospectus Madison Investors Fund	Class A	Class Y	Class R6
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	5.75%	none	none
Maximum Deferred Sales Charge (as a percentage)	none	none	none
Redemption Fee (as a percentage of Amount Redeemed)	none	none	none

Annual Fund Operating Expenses: (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Madison Funds Prospectus Madison Investors Fund		Class A	Class Y	Class R6
Management Fees (as a percentage of Assets)		0.75%	0.75%	0.75%
Distribution and Service (12b-1) Fees		0.25%	none	none
Other Expenses (as a percentage of Assets):		0.35%	0.35%	0.02%
Expenses (as a percentage of Assets)		1.35%	1.10%	0.77%
Fee Waiver or Reimbursement	[1]	(0.15%)	(0.15%)	none
Net Expenses (as a percentage of Assets)	[2]	1.20%	0.95%	0.77%
[1]	The investment adviser to the fund, Madison Asset Management, LLC (“Madison”), has contractually agreed to waive and/or reimburse the service fee it receives to the extent necessary to maintain total annual fund operating expenses for Class A shares at 1.20% and for Class Y shares at 0.95% until at least February 28, 2016. The fee waiver agreement described above may be terminated by the Board of Trustees of the fund at any time and for any reason; however, the Board has no intention of terminating the agreement in the next year. Not included in the fee waiver are any fees and expenses relating to portfolio holdings (e.g., brokerage commissions, interest on loans, etc.) or extraordinary and non-recurring fees and expenses (e.g., costs relating to any line of credit the fund maintains with its custodian or another entity for investment purposes). Any fees waived will not be subject to later recoupment by Madison.
[2]	Total annual fund operating expenses for the period ended October 31, 2014 do not match the financial statements because they have been restated to reflect current fees.

Example:
The following example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.
The example assumes you invest $10,000 in the fund for the time periods indicated and then either redeem or not redeem your shares at the end of the period. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example Madison Funds Prospectus (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Madison Conservative Allocation Fund Class A	689	931	1,192	1,935
Madison Conservative Allocation Fund Class B	647	959	1,247	2,073
Madison Conservative Allocation Fund Class C	297	609	1,047	2,264
Madison Moderate Allocation Fund Class A	691	937	1,202	1,957
Madison Moderate Allocation Fund Class B	649	965	1,257	2,094
Madison Moderate Allocation Fund Class C	299	615	1,057	2,285
Madison Aggressive Allocation Fund Class A	692	940	1,207	1,967
Madison Aggressive Allocation Fund Class B	650	968	1,262	2,105
Madison Aggressive Allocation Fund Class C	300	618	1,062	2,296
Madison Cash Reserves Fund Class A	7	128	259	643
Madison Cash Reserves Fund Class B	457	640	795	1,250
Madison Tax-Free Virginia Fund Class Y	87	271	471	1,049
Madison Tax-Free National Fund Class Y	87	271	471	1,049
Madison Government Bond Fund Class Y	56	198	352	801
Madison High Quality Bond Fund Class Y	50	157	274	616
Madison Core Bond Fund Class A	538	724	926	1,508
Madison Core Bond Fund Class B	618	870	1,097	1,754
Madison Core Bond Fund Class Y	66	208	362	810
Madison Core Bond Fund Class R6	53	167	291	653
Madison Corporate Bond Fund Class Y	66	208	362	810
Madison High Income Fund Class A	547	754	978	1,620
Madison High Income Fund Class B	628	901	1,149	1,864
Madison High Income Fund Class Y	77	240	417	930
Madison Diversified Income Fund Class A	681	905	1,146	1,838
Madison Diversified Income Fund Class B	638	932	1,201	1,973
Madison Diversified Income Fund Class C	288	582	1,001	2,169
Madison Covered Call & Equity Income Fund Class A	698	958	1,237	2,031
Madison Covered Call & Equity Income Fund Class C	306	637	1,093	2,358
Madison Covered Call & Equity Income Fund Class Y	105	328	569	1,259
Madison Covered Call & Equity Income Fund Class R6	92	287	498	1,108
Madison Dividend Income Fund Class Y	97	335	592	1,327
Madison Large Cap Value Fund Class A	686	922	1,177	1,903
Madison Large Cap Value Fund Class B	644	950	1,232	2,038
Madison Large Cap Value Fund Class Y	93	290	504	1,120
Madison Investors Fund Class A	690	964	1,258	2,093
Madison Investors Fund Class Y	97	335	592	1,327
Madison Investors Fund Class R6	79	236	428	954
Madison Large Cap Growth Fund Class A	690	934	1,197	1,946
Madison Large Cap Growth Fund Class B	648	962	1,252	2,080
Madison Large Cap Growth Fund Class Y	97	303	525	1,166
Madison Mid Cap Fund Class A	709	993	1,297	2,158
Madison Mid Cap Fund Class B	668	1,023	1,354	2,292
Madison Mid Cap Fund Class Y	117	365	633	1,398
Madison Mid Cap Fund Class R6	79	246	428	954
Madison Small Cap Fund Class A	719	1,022	1,346	2,263
Madison Small Cap Fund Class B	678	1,053	1,405	2,396
Madison Small Cap Fund Class Y	127	397	686	1,511
Madison NorthRoad International Fund Class Y	117	365	633	1,398
Madison NorthRoad International Fund Class R6	84	262	455	1,014
Madison International Stock Fund Class A	728	1,051	1,396	2,366
Madison International Stock Fund Class B	688	1,083	1,455	2,499
Madison International Stock Fund Class Y	137	428	739	1,624
Madison Hansberger International Growth Fund Class Y	117	365	633	1,398
Madison Hansberger International Growth Fund Class I	102	318	552	1,225
Madison Target Retirement 2020 Fund R6	56	198	352	801
Madison Target Retirement 2030 Fund R6	56	198	352	801
Madison Target Retirement 2040 Fund R6	56	198	352	801
Madison Target Retirement 2050 Fund R6	56	198	352	801

Expense Example, No Redemption Madison Funds Prospectus Madison Investors Fund (USD $)	Class A	Class Y	Class R6
Expense Example, No Redemption, 1 Year	690	97	79
Expense Example, No Redemption, 3 Years	964	335	246
Expense Example, No Redemption, 5 Years	1,258	592	428
Expense Example, No Redemption, 10 Years	2,093	1,327	954

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the expense examples above, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 52% of the average value of its portfolio.

Principal Investment Strategies
The fund seeks to achieve its investment objective by investing in the common stock of established, high-quality, growth companies selected via bottom-up fundamental analysis. Under normal market conditions, the fund will maintain at least 80% of its net assets (including borrowings for investment purposes) in such securities. The portfolio managers define “high-quality” companies as those businesses that have demonstrated stable revenue and earnings growth patterns and high profitability metrics, and that maintain proportionately low levels of debt. The fund may also invest in exchange traded funds (“ETFs”) that are registered investment companies, warrants, preferred stocks and debt securities, including non-investment grade convertible debt securities, and up to 25% of its assets in foreign securities (including American Depositary Receipts and emerging market securities). To the extent invested in common stocks, the fund generally invests in only 25-40 companies at any given time. This reflects Madison’s belief that your money should be invested in the adviser’s top investment ideas, and that focusing on Madison’s best investment ideas is the best way to achieve the fund’s investment objectives.

Madison follows a rigorous three-step process when evaluating companies pursuant to which Madison considers (1) the business model, (2) the management team, and (3) the valuation of each potential investment. When evaluating the business model, Madison looks for sustainable competitive advantages, metrics that demonstrate relatively high levels of profitability, stable and growing earnings, and a solid balance sheet. When assessing management, Madison evaluates its operational and capital allocation track records and the nature of its accounting practices. The final step in the process is assessing the proper valuation for the company. Madison strives to purchase securities trading at a discount to their intrinsic value as determined by discounted cash flows modeling and additional valuation methodologies. Often, Madison finds companies that clear the business model and management team hurdles, but not the valuation hurdle. Those companies are monitored for inclusion at a later date when the price may be more appropriate. Madison seeks to avoid the downside risks associated with overpriced securities. Instead, Madison will invest in the stocks of issuers that Madison believes have a blend of both value and growth potential: what Madison calls “GARP” for “growth at a reasonable price.”
Madison may sell stocks for a number of reasons, including: (i) the price target Madison has set for stock has been achieved, (ii) the fundamental business prospects for the company have materially changed, or (iii) Madison finds a more attractive alternative.
The fund’s investment strategy reflects Madison’s general “Participate and Protect®” investment philosophy. Madison’s expectation is that investors in the fund will participate in market appreciation during bull markets and experience something less than full participation during bear markets compared with investors in portfolios holding more speculative and volatile securities; therefore, this investment philosophy is intended to represent a conservative investment strategy. There is no assurance that Madison’s expectations regarding this investment strategy will be realized.
Although the fund expects to pursue its investment objective utilizing its principal investment strategies regardless of market conditions, the fund may invest up to 100% in money market instruments. To the extent the fund engages in this temporary defensive position, the fund’s ability to achieve its investment objective may be diminished.

Principal Risks
Market Risk. The share price of the fund reflects the value of the securities it holds. If a security’s price falls, the share price of the fund will go down (unless another security’s price rises by an offsetting amount). If the fund’s share price falls below the price you paid for your shares, you could lose money when you redeem your shares.
Equity Risk. The fund is subject to equity risk. Equity risk is the risk that securities held by the fund will fluctuate in value due to general market or economic conditions, perceptions regarding the industries in which the issuers of securities held by the fund participate, and the particular circumstances and performance of particular companies whose securities the fund holds. In addition, while broad market measures of common stocks have historically generated higher average returns than fixed income securities, common stocks have also experienced significantly more volatility in those returns.
Growth and Value Risks. Stocks with growth characteristics can experience sharp price declines as a result of earnings disappointments, even small ones. Stocks with value characteristics carry the risk that investors will not recognize their intrinsic value for a long time or that they are actually appropriately priced at a low level. Because the fund generally follows a strategy of holding stocks with both growth and value characteristics, any particular stock’s share price may be negatively affected by either set of risks.
Capital Gain Realization Risks to Taxpaying Shareholders. Because of the focused nature of the fund’s portfolio, the fund is susceptible to capital gain realization. In other words, when the fund is successful in achieving its investment objective, portfolio turnover may generate more capital gains per share than funds that hold greater numbers of individual securities. The fund’s sale of just a few positions will represent a larger percentage of the fund’s assets compared with, say, a fund that has hundreds of securities positions.
Foreign Security and Emerging Market Risk. Investments in foreign securities involve risks relating to currency fluctuations and to political, social and economic developments abroad, as well as risks resulting from differences between the regulations to which U.S. and foreign issuers and markets are subject. These risks may be greater in emerging markets. The investment markets of emerging countries are generally more volatile than markets of developed countries with more mature economies.

Performance
The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows how the fund’s investment results have varied from year to year. The table shows the fund’s average annual total returns for various periods compared to a broad measure of market performance. The fund’s past performance (before and after taxes) is not necessarily an indication of its future performance. Updated performance information current to the most recent month end is available at no cost by visiting www.madisonfunds.com or by calling 1-800-877-6089.

Calendar Year Total Returns for Class Y Shares

Highest/Lowest quarter end results during this period were:

Highest:	2Q 2009	20.90%
Lowest:	4Q 2008	-23.86%

Average Annual Total ReturnsFor Periods Ended December 31, 2014
Average Annual Total Returns Madison Funds Prospectus Madison Investors Fund	Label	1 Year	5 Years	10 Years	Since Inception	Inception Date
Class Y	Class Y Shares – Return Before Taxes	11.54%	12.64%	6.21%
Class Y After Taxes on Distributions	Return After Taxes on Distributions	5.99%	11.24%	5.04%
Class Y After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	10.19%	10.01%	4.94%
Class A	Class A Shares – Return Before Taxes	4.84%			10.19%	Sep. 23, 2013
Class R6	Class R6 Shares – Return before Taxes	11.75%			15.96%	Sep. 23, 2013
S&P 500 Index	S&P 500® Index (reflects no deduction for sales charges, account fees, expenses or taxes)	13.69%	15.45%	7.67%	6.89%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns are shown for only Class Y shares. After-tax returns for Class A and R6 shares will vary.

Madison Large Cap Growth Fund
MADISON LARGE CAP GROWTH FUND
Investment Objective
The Madison Large Cap Growth Fund seeks long-term capital appreciation.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your immediate family invest, or agree to invest in the future, at least $25,000 in Madison Funds. More information about these and other discounts is available from your financial professional, in the “Your Account - Sales Charges and Fees” section on page 107 of the prospectus and in the “More About Purchasing and Selling Shares” section on page 61 of the statement of additional information.

Shareholder Fees: (fees paid directly from your investment)
Shareholder Fees Madison Funds Prospectus Madison Large Cap Growth Fund	Class A	Class B		Class Y
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	5.75%	none		none
Maximum Deferred Sales Charge (as a percentage)	none	4.50%	[1]	none
Redemption Fee (as a percentage of Amount Redeemed)	none	none		none
[1]	The CDSC is reduced after 12 months and eliminated after six years following purchase.

Annual Fund Operating Expenses: (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Madison Funds Prospectus Madison Large Cap Growth Fund	Class A	Class B	Class Y
Management Fees (as a percentage of Assets)	0.75%	0.75%	0.75%
Distribution and Service (12b-1) Fees	0.25%	1.00%	none
Other Expenses (as a percentage of Assets):	0.20%	0.20%	0.20%
Expenses (as a percentage of Assets)	1.20%	1.95%	0.95%

Example:
The following example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.
The example assumes you invest $10,000 in the fund for the time periods indicated and then either redeem or not redeem your shares at the end of the period. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example Madison Funds Prospectus (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Madison Conservative Allocation Fund Class A	689	931	1,192	1,935
Madison Conservative Allocation Fund Class B	647	959	1,247	2,073
Madison Conservative Allocation Fund Class C	297	609	1,047	2,264
Madison Moderate Allocation Fund Class A	691	937	1,202	1,957
Madison Moderate Allocation Fund Class B	649	965	1,257	2,094
Madison Moderate Allocation Fund Class C	299	615	1,057	2,285
Madison Aggressive Allocation Fund Class A	692	940	1,207	1,967
Madison Aggressive Allocation Fund Class B	650	968	1,262	2,105
Madison Aggressive Allocation Fund Class C	300	618	1,062	2,296
Madison Cash Reserves Fund Class A	7	128	259	643
Madison Cash Reserves Fund Class B	457	640	795	1,250
Madison Tax-Free Virginia Fund Class Y	87	271	471	1,049
Madison Tax-Free National Fund Class Y	87	271	471	1,049
Madison Government Bond Fund Class Y	56	198	352	801
Madison High Quality Bond Fund Class Y	50	157	274	616
Madison Core Bond Fund Class A	538	724	926	1,508
Madison Core Bond Fund Class B	618	870	1,097	1,754
Madison Core Bond Fund Class Y	66	208	362	810
Madison Core Bond Fund Class R6	53	167	291	653
Madison Corporate Bond Fund Class Y	66	208	362	810
Madison High Income Fund Class A	547	754	978	1,620
Madison High Income Fund Class B	628	901	1,149	1,864
Madison High Income Fund Class Y	77	240	417	930
Madison Diversified Income Fund Class A	681	905	1,146	1,838
Madison Diversified Income Fund Class B	638	932	1,201	1,973
Madison Diversified Income Fund Class C	288	582	1,001	2,169
Madison Covered Call & Equity Income Fund Class A	698	958	1,237	2,031
Madison Covered Call & Equity Income Fund Class C	306	637	1,093	2,358
Madison Covered Call & Equity Income Fund Class Y	105	328	569	1,259
Madison Covered Call & Equity Income Fund Class R6	92	287	498	1,108
Madison Dividend Income Fund Class Y	97	335	592	1,327
Madison Large Cap Value Fund Class A	686	922	1,177	1,903
Madison Large Cap Value Fund Class B	644	950	1,232	2,038
Madison Large Cap Value Fund Class Y	93	290	504	1,120
Madison Investors Fund Class A	690	964	1,258	2,093
Madison Investors Fund Class Y	97	335	592	1,327
Madison Investors Fund Class R6	79	236	428	954
Madison Large Cap Growth Fund Class A	690	934	1,197	1,946
Madison Large Cap Growth Fund Class B	648	962	1,252	2,080
Madison Large Cap Growth Fund Class Y	97	303	525	1,166
Madison Mid Cap Fund Class A	709	993	1,297	2,158
Madison Mid Cap Fund Class B	668	1,023	1,354	2,292
Madison Mid Cap Fund Class Y	117	365	633	1,398
Madison Mid Cap Fund Class R6	79	246	428	954
Madison Small Cap Fund Class A	719	1,022	1,346	2,263
Madison Small Cap Fund Class B	678	1,053	1,405	2,396
Madison Small Cap Fund Class Y	127	397	686	1,511
Madison NorthRoad International Fund Class Y	117	365	633	1,398
Madison NorthRoad International Fund Class R6	84	262	455	1,014
Madison International Stock Fund Class A	728	1,051	1,396	2,366
Madison International Stock Fund Class B	688	1,083	1,455	2,499
Madison International Stock Fund Class Y	137	428	739	1,624
Madison Hansberger International Growth Fund Class Y	117	365	633	1,398
Madison Hansberger International Growth Fund Class I	102	318	552	1,225
Madison Target Retirement 2020 Fund R6	56	198	352	801
Madison Target Retirement 2030 Fund R6	56	198	352	801
Madison Target Retirement 2040 Fund R6	56	198	352	801
Madison Target Retirement 2050 Fund R6	56	198	352	801

Expense Example, No Redemption Madison Funds Prospectus Madison Large Cap Growth Fund (USD $)	Class A	Class B	Class Y
Expense Example, No Redemption, 1 Year	690	198	97
Expense Example, No Redemption, 3 Years	934	612	303
Expense Example, No Redemption, 5 Years	1,197	1,052	525
Expense Example, No Redemption, 10 Years	1,946	2,080	1,166

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the expense examples above, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 40% of the average value of its portfolio.

Principal Investment Strategies
The fund seeks to achieve its investment objective by investing primarily in common stocks of larger companies and will, under normal market conditions, maintain at least 80% of its net assets (including borrowings for investment purposes) in such large cap stocks. For this purpose, the term “large cap stock” refers to stocks with a market capitalization of the companies in the Russell 1000® Growth Index (as of the most recent reconstitution date, the low end of the range of market capitalizations included in this index was $1,634 billion). For purposes of the 80% large cap stock allocation discussed above, the stocks selected for the fund will represent primarily well-established companies that have a demonstrated pattern of consistent growth and, to a lesser extent, less established companies that may offer more rapid growth potential. The fund may also invest up to 25% of its assets in foreign securities (including American Depository Receipts and emerging market securities). To the extent invested in common stocks, the fund generally invests in 45-65 companies at any given time. This reflects the belief of the fund’s investment adviser, Madison Asset Management, LLC (“Madison”), that your money should be invested in the adviser’s top investment ideas, and that focusing on the adviser’s best investment ideas is the best way to achieve the fund’s investment objectives.

Madison follows a rigorous three-step process when evaluating companies pursuant to which Madison considers (1) the business model, (2) the management team, and (3) the valuation of each potential investment. When evaluating the business model, Madison looks for sustainable competitive advantages, metrics that demonstrate relatively high levels of profitability, stable and growing earnings, and a solid balance sheet. When assessing management, Madison evaluates its operational and capital allocation track records and the nature of its accounting practices. The final step in the process is assessing the proper valuation for the company. Madison strives to purchase securities trading at a discount to their intrinsic value as determined by discounted cash flows modeling and additional valuation methodologies. Often, Madison finds companies that clear the business model and management team hurdles, but not the valuation hurdle. Those companies are monitored for inclusion at a later date when the price may be more appropriate. Madison seeks to avoid the downside risks associated with overpriced securities. Instead, Madison will invest in the stocks of issuers that Madison believes have a blend of both value and growth potential: what Madison calls “GARP” for “growth at a reasonable price.”
Madison may sell stocks for a number of reasons, including: (i) the price target Madison has set for stock has been achieved, (ii) the fundamental business prospects for the company have materially changed, or (iii) Madison finds a more attractive alternative.
Although the fund expects to pursue its investment objective utilizing its principal investment strategies regardless of market conditions, the fund may invest up to 100% in money market instruments. To the extent the fund engages in this temporary defensive position, the fund’s ability to achieve its investment objective may be diminished.

Principal Risks
Market Risk. The share price of the fund reflects the value of the securities it holds. If a security’s price falls, the share price of the fund will go down (unless another security’s price rises by an offsetting amount). If the fund’s share price falls below the price you paid for your shares, you could lose money when you redeem your shares.
Equity Risk. The fund is subject to equity risk. Equity risk is the risk that securities held by the fund will fluctuate in value due to general market or economic conditions, perceptions regarding the industries in which the issuers of securities held by the fund participate, and the particular circumstances and performance of particular companies whose securities the fund holds. In addition, while broad market measures of common stocks have historically generated higher average returns than fixed income securities, common stocks have also experienced significantly more volatility in those returns.
Growth Investing Risk. Due to its focus on stocks that may appreciate in value and lack of emphasis on those that provide current income, this fund will typically experience greater volatility over time than a large cap value security.
Capital Gain Realization Risks to Taxpaying Shareholders. Because of the focused nature of the fund’s portfolio, the fund is susceptible to capital gain realization. In other words, when the fund is successful in achieving its investment objective, portfolio turnover may generate more capital gains per share than funds that hold greater numbers of individual securities. The fund’s sale of just a few positions will represent a larger percentage of the fund’s assets compared with, say, a fund that has hundreds of securities positions.
Foreign Security and Emerging Market Risk. Investments in foreign securities involve risks relating to currency fluctuations and to political, social and economic developments abroad, as well as risks resulting from differences between the regulations to which U.S. and foreign issuers and markets are subject. These risks may be greater in emerging markets. The investment markets of emerging countries are generally more volatile than markets of developed countries with more mature economies.

Performance
The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows how the fund’s investment results have varied from year to year. The table shows the fund’s average annual total returns for various periods compared to a broad measure of market performance. The fund’s past performance (before and after taxes) is not necessarily an indication of its future performance. Updated performance information current to the most recent month end is available at no cost by visiting www.madisonfunds.com or by calling 1-800-877-6089.

Calendar Year Total Returns for Class A Shares

Highest/Lowest quarter end results during this period were:

Highest:	2Q 2009	14.15%
Lowest:	4Q 2008	-21.48%

Average Annual Total ReturnsFor Periods Ended December 31, 2014
Average Annual Total Returns Madison Funds Prospectus Madison Large Cap Growth Fund	Label	1 Year	5 Years	10 Years	Since Inception	Inception Date
Class A	Class A Shares – Return Before Taxes	5.18%	10.52%	5.66%
Class A After Taxes on Distributions	Return After Taxes on Distributions	3.23%	9.91%	5.34%
Class A After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	4.56%	8.36%	4.53%
Class B	Class B Shares – Return Before Taxes	6.25%	10.74%	5.67%
Class Y	Class Y Shares – Return before Taxes	11.83%	12.13%		7.65%	Jun. 30, 2006
Russell 1000 Growth Index	Russell 1000® Growth Index (reflects no deduction for sales charges, account fees, expenses or taxes)	13.05%	15.81%	8.49%	9.52%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for only Class A shares. After-tax returns for Class B and Y shares will vary.

Madison Mid Cap Fund
MADISON MID CAP FUND
Investment Objective
The Madison Mid Cap Fund seeks long-term capital appreciation.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your immediate family invest, or agree to invest in the future, at least $25,000 in Madison Funds. More information about these and other discounts is available from your financial professional, in the “Your Account - Sales Charges and Fees” section on page 107 of the prospectus and in the “More About Purchasing and Selling Shares” section on page 61 of the statement of additional information.

Shareholder Fees: (fees paid directly from your investment)
Shareholder Fees Madison Funds Prospectus Madison Mid Cap Fund	Class A	Class B		Class Y	Class R6
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	5.75%	none		none	none
Maximum Deferred Sales Charge (as a percentage)	none	4.50%	[1]	none	none
Redemption Fee (as a percentage of Amount Redeemed)	none	none		none	none
[1]	The CDSC is reduced after 12 months and eliminated after six years following purchase.

Annual Fund Operating Expenses: (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Madison Funds Prospectus Madison Mid Cap Fund	Class A	Class B	Class Y	Class R6
Management Fees (as a percentage of Assets)	0.75%	0.75%	0.75%	0.75%
Distribution and Service (12b-1) Fees	0.25%	1.00%	none	none
Other Expenses (as a percentage of Assets):	0.40%	0.40%	0.40%	0.02%
Net Expenses (as a percentage of Assets)	1.40%	2.15%	1.15%	0.77%

Example:
The following example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.
The example assumes you invest $10,000 in the fund for the time periods indicated and then either redeem or not redeem your shares at the end of the period. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example Madison Funds Prospectus (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Madison Conservative Allocation Fund Class A	689	931	1,192	1,935
Madison Conservative Allocation Fund Class B	647	959	1,247	2,073
Madison Conservative Allocation Fund Class C	297	609	1,047	2,264
Madison Moderate Allocation Fund Class A	691	937	1,202	1,957
Madison Moderate Allocation Fund Class B	649	965	1,257	2,094
Madison Moderate Allocation Fund Class C	299	615	1,057	2,285
Madison Aggressive Allocation Fund Class A	692	940	1,207	1,967
Madison Aggressive Allocation Fund Class B	650	968	1,262	2,105
Madison Aggressive Allocation Fund Class C	300	618	1,062	2,296
Madison Cash Reserves Fund Class A	7	128	259	643
Madison Cash Reserves Fund Class B	457	640	795	1,250
Madison Tax-Free Virginia Fund Class Y	87	271	471	1,049
Madison Tax-Free National Fund Class Y	87	271	471	1,049
Madison Government Bond Fund Class Y	56	198	352	801
Madison High Quality Bond Fund Class Y	50	157	274	616
Madison Core Bond Fund Class A	538	724	926	1,508
Madison Core Bond Fund Class B	618	870	1,097	1,754
Madison Core Bond Fund Class Y	66	208	362	810
Madison Core Bond Fund Class R6	53	167	291	653
Madison Corporate Bond Fund Class Y	66	208	362	810
Madison High Income Fund Class A	547	754	978	1,620
Madison High Income Fund Class B	628	901	1,149	1,864
Madison High Income Fund Class Y	77	240	417	930
Madison Diversified Income Fund Class A	681	905	1,146	1,838
Madison Diversified Income Fund Class B	638	932	1,201	1,973
Madison Diversified Income Fund Class C	288	582	1,001	2,169
Madison Covered Call & Equity Income Fund Class A	698	958	1,237	2,031
Madison Covered Call & Equity Income Fund Class C	306	637	1,093	2,358
Madison Covered Call & Equity Income Fund Class Y	105	328	569	1,259
Madison Covered Call & Equity Income Fund Class R6	92	287	498	1,108
Madison Dividend Income Fund Class Y	97	335	592	1,327
Madison Large Cap Value Fund Class A	686	922	1,177	1,903
Madison Large Cap Value Fund Class B	644	950	1,232	2,038
Madison Large Cap Value Fund Class Y	93	290	504	1,120
Madison Investors Fund Class A	690	964	1,258	2,093
Madison Investors Fund Class Y	97	335	592	1,327
Madison Investors Fund Class R6	79	236	428	954
Madison Large Cap Growth Fund Class A	690	934	1,197	1,946
Madison Large Cap Growth Fund Class B	648	962	1,252	2,080
Madison Large Cap Growth Fund Class Y	97	303	525	1,166
Madison Mid Cap Fund Class A	709	993	1,297	2,158
Madison Mid Cap Fund Class B	668	1,023	1,354	2,292
Madison Mid Cap Fund Class Y	117	365	633	1,398
Madison Mid Cap Fund Class R6	79	246	428	954
Madison Small Cap Fund Class A	719	1,022	1,346	2,263
Madison Small Cap Fund Class B	678	1,053	1,405	2,396
Madison Small Cap Fund Class Y	127	397	686	1,511
Madison NorthRoad International Fund Class Y	117	365	633	1,398
Madison NorthRoad International Fund Class R6	84	262	455	1,014
Madison International Stock Fund Class A	728	1,051	1,396	2,366
Madison International Stock Fund Class B	688	1,083	1,455	2,499
Madison International Stock Fund Class Y	137	428	739	1,624
Madison Hansberger International Growth Fund Class Y	117	365	633	1,398
Madison Hansberger International Growth Fund Class I	102	318	552	1,225
Madison Target Retirement 2020 Fund R6	56	198	352	801
Madison Target Retirement 2030 Fund R6	56	198	352	801
Madison Target Retirement 2040 Fund R6	56	198	352	801
Madison Target Retirement 2050 Fund R6	56	198	352	801

Expense Example, No Redemption Madison Funds Prospectus Madison Mid Cap Fund (USD $)	Class A	Class B	Class Y	Class R6
Expense Example, No Redemption, 1 Year	709	218	117	79
Expense Example, No Redemption, 3 Years	993	673	365	246
Expense Example, No Redemption, 5 Years	1,297	1,154	633	428
Expense Example, No Redemption, 10 Years	2,158	2,292	1,398	954

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the expense examples above, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 33% of the average value of its portfolio.

Principal Investment Strategies
The fund invests generally in common stocks, securities convertible into common stocks and related equity securities of “midsize” companies (for this purpose, “midsize” is defined as those companies with market capitalizations of between $500 million and $40 billion). Under normal market conditions, the fund will maintain at least 80% of its net assets (including borrowings for investment purposes) in such mid cap securities. The fund may also invest in exchange traded funds (“ETFs”) that are registered investment companies, warrants, preferred stocks and debt securities, including non-investment grade convertible debt securities, and up to 25% of its assets in foreign securities (including emerging market securities). The fund generally holds 25-40 individual securities in its portfolio at any given time. This reflects the belief of the fund's investment adviser, Madison Asset Management, LLC ("Madison"), that your money should be invested in the adviser’s top investment ideas, and that focusing on Madison's best investment ideas is the best way to achieve the fund’s investment objective.
The fund seeks attractive long-term returns through bottom-up security selection based on fundamental analysis in a diversified portfolio of high-quality growth companies with attractive valuations. These will typically be industry leading companies in niches with strong growth prospects. The fund’s portfolio manager believes in selecting stocks for the fund that show steady, sustainable growth and reasonable valuation.
Madison follows a rigorous three-step process when evaluating companies pursuant to which Madison considers (1) the business model, (2) the management team, and (3) the valuation of each potential investment. When evaluating the business model, Madison looks for sustainable competitive advantages, metrics that demonstrate relatively high levels of profitability, stable and growing earnings, and a solid balance sheet. When assessing management, Madison evaluates its operational and capital allocation track records and the nature of its accounting practices. The final step in the process is assessing the proper valuation for the company. Madison strives to purchase securities trading at a discount to their intrinsic value as determined by discounted cash flows modeling and additional valuation methodologies. Often, Madison finds companies that clear the business model and management team hurdles, but not the valuation hurdle. Those companies are monitored for inclusion at a later date when the price may be more appropriate. Madison seeks to avoid the downside risks associated with overpriced securities. Instead, Madison will invest in the stocks of issuers that Madison believes have a blend of both value and growth potential: what Madison calls “GARP” for “growth at a reasonable price.”
Madison may sell stocks for a number of reasons, including: (i) the price target Madison has set for the stock has been achieved, (ii) the fundamental business prospects for the company have materially changed, or (iii) Madison finds a more attractive alternative.
The fund’s investment strategy reflects Madison’s general “Participate and Protect®” investment philosophy. Madison’s expectation is that investors in the fund will participate in market appreciation during bull markets and experience something less than full participation during bear markets compared with investors in portfolios holding more speculative and volatile securities; therefore, this investment philosophy is intended to represent a conservative investment strategy. There is no assurance that Madison’s expectations regarding this investment strategy will be realized.
Although the fund expects to pursue its investment objective utilizing its principal investment strategies regardless of market conditions, the fund may invest up to 100% in money market instruments. To the extent the fund engages in this temporary defensive position, the fund’s ability to achieve its investment objective may be diminished.

Principal Risks
Market Risk. The share price of the fund reflects the value of the securities it holds. If a security’s price falls, the share price of the fund will go down (unless another security’s price rises by an offsetting amount). If the fund’s share price falls below the price you paid for your shares, you could lose money when you redeem your shares.
Equity Risk. The fund is subject to equity risk. Equity risk is the risk that securities held by the fund will fluctuate in value due to general market or economic conditions, perceptions regarding the industries in which the issuers of securities held by the fund participate, and the particular circumstances and performance of particular companies whose securities the fund holds. In addition, while broad market measures of common stocks have historically generated higher average returns than fixed income securities, common stocks have also experienced significantly more volatility in those returns.
Mid Cap Risk. The fund’s investments in midsize companies may entail greater risks than investments in larger, more established companies. Midsize companies tend to have narrower product lines, fewer financial resources and a more limited trading market for their securities, as compared to larger companies. They may also experience greater price volatility than securities of larger capitalization companies because growth prospects for these companies may be less certain and the market for such securities may be smaller. Some midsize companies may not have established financial histories; may have limited product lines, markets or financial resources; may depend on a few key personnel for management; and may be susceptible to losses and risks of bankruptcy.
Growth and Value Risks. Stocks with growth characteristics can experience sharp price declines as a result of earnings disappointments, even small ones. Stocks with value characteristics carry the risk that investors will not recognize their intrinsic value for a long time or that they are actually appropriately priced at a low level. Because the fund generally follows a strategy of holding stocks with both growth and value characteristics, any particular stock’s share price may be negatively affected by either set of risks.
ETF Risks. The main risks of investing in ETFs are the same as investing in a portfolio of equity securities comprising the index on which the ETF is based, although lack of liquidity in an ETF could result in it being more volatile than the securities comprising the index. Additionally, the market prices of ETFs will fluctuate in accordance with both changes in the market value of their underlying portfolio securities and due to supply and demand for the instruments on the exchanges on which they are traded (which may result in their trading at a discount or premium to their net asset values.) Index-based ETF investments may not replicate exactly the performance of their specific index because of transaction costs and because of the temporary unavailability of certain component securities of the index.
Capital Gain Realization Risks to Taxpaying Shareholders. Because of the focused nature of the fund’s portfolio, the fund is susceptible to capital gain realization. In other words, when the fund is successful in achieving its investment objective, portfolio turnover may generate more capital gains per share than funds that hold greater numbers of individual securities. The fund’s sale of just a few positions will represent a larger percentage of the fund’s assets compared with, say, a fund that has hundreds of securities positions.
Foreign Security and Emerging Market Risk. Investments in foreign securities involve risks relating to currency fluctuations and to political, social and economic developments abroad, as well as risks resulting from differences between the regulations to which U.S. and foreign issuers and markets are subject. These risks may be greater in emerging markets. The investment markets of emerging countries are generally more volatile than markets of developed countries with more mature economies.

Performance
The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows how the fund’s investment results have varied from year to year. The table shows the fund’s average annual total returns for various periods compared to a broad measure of market performance. The fund’s past performance (before and after taxes) is not necessarily an indication of its future performance. Updated performance information current to the most recent month end is available at no cost by visiting www.madisonfunds.com or by calling 1-800-877-6089.

Calendar Year Total Returns for Class Y Shares

Highest/Lowest quarter end results during this period were:

Highest:	2Q 2009	16.96%
Lowest:	4Q 2008	-21.70%

Average Annual Total ReturnsFor Periods Ended December 31, 2014
Average Annual Total Returns Madison Funds Prospectus Madison Mid Cap Fund	Label	1 Year	5 Years	10 Years	Since Inception	Inception Date
Class Y	Class Y Shares – Return Before Taxes	9.42%	15.76%	7.62%
Class Y After Taxes on Distributions	Return After Taxes on Distributions	4.83%	13.85%	6.18%
Class Y After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	8.67%	12.90%	6.31%
Class A	Class A Shares – Return Before Taxes	2.87%			12.35%	Apr. 19, 2013
Class B	Class B Shares – Return before Taxes	4.41%			13.34%	Apr. 19, 2013
Class R6	Class R6 Shares – Return before Taxes	9.81%			16.05%	Feb. 29, 2012
Russell Midcap Index (Since Inception 2/29/2012)	Russell Midcap® Index (reflects no deduction for sales charges, account fees, expenses or taxes)	13.22%	17.19%	9.56%	18.56%
Russell Midcap Index (Since Inception 4/19/2013)	Russell Midcap® Index (reflects no deduction for sales charges, account fees, expenses or taxes)	13.22%	17.19%	9.56%	37.56%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for only Class Y shares. After-tax returns for Class A, B and R6 shares will vary.

Madison Small Cap Fund
MADISON SMALL CAP FUND
Investment Objective
The Madison Small Cap Fund seeks long-term capital appreciation.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your immediate family invest, or agree to invest in the future, at least $25,000 in Madison Funds. More information about these and other discounts is available from your financial professional, in the “Your Account - Sales Charges and Fees” section on page 107 of the prospectus and in the “More About Purchasing and Selling Shares” section on page 61 of the statement of additional information.

Shareholder Fees: (fees paid directly from your investment)
Shareholder Fees Madison Funds Prospectus Madison Small Cap Fund	Class A	Class B		Class Y
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	5.75%	none		none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	none	4.50%	[1]	none
Redemption Fee (as a percentage of Amount Redeemed)	none	none		none
[1]	The CDSC is reduced after 12 months and eliminated after six years following purchase.

Annual Fund Operating Expenses: (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Madison Funds Prospectus Madison Small Cap Fund	Class A	Class B	Class Y
Management Fees (as a percentage of Assets)	1.00%	1.00%	1.00%
Distribution and Service (12b-1) Fees	0.25%	1.00%	none
Other Expenses (as a percentage of Assets):	0.25%	0.25%	0.25%
Net Expenses (as a percentage of Assets)	1.50%	2.25%	1.25%

Example:
The following example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.
The example assumes you invest $10,000 in the fund for the time periods indicated and then either redeem or not redeem your shares at the end of the period. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example Madison Funds Prospectus (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Madison Conservative Allocation Fund Class A	689	931	1,192	1,935
Madison Conservative Allocation Fund Class B	647	959	1,247	2,073
Madison Conservative Allocation Fund Class C	297	609	1,047	2,264
Madison Moderate Allocation Fund Class A	691	937	1,202	1,957
Madison Moderate Allocation Fund Class B	649	965	1,257	2,094
Madison Moderate Allocation Fund Class C	299	615	1,057	2,285
Madison Aggressive Allocation Fund Class A	692	940	1,207	1,967
Madison Aggressive Allocation Fund Class B	650	968	1,262	2,105
Madison Aggressive Allocation Fund Class C	300	618	1,062	2,296
Madison Cash Reserves Fund Class A	7	128	259	643
Madison Cash Reserves Fund Class B	457	640	795	1,250
Madison Tax-Free Virginia Fund Class Y	87	271	471	1,049
Madison Tax-Free National Fund Class Y	87	271	471	1,049
Madison Government Bond Fund Class Y	56	198	352	801
Madison High Quality Bond Fund Class Y	50	157	274	616
Madison Core Bond Fund Class A	538	724	926	1,508
Madison Core Bond Fund Class B	618	870	1,097	1,754
Madison Core Bond Fund Class Y	66	208	362	810
Madison Core Bond Fund Class R6	53	167	291	653
Madison Corporate Bond Fund Class Y	66	208	362	810
Madison High Income Fund Class A	547	754	978	1,620
Madison High Income Fund Class B	628	901	1,149	1,864
Madison High Income Fund Class Y	77	240	417	930
Madison Diversified Income Fund Class A	681	905	1,146	1,838
Madison Diversified Income Fund Class B	638	932	1,201	1,973
Madison Diversified Income Fund Class C	288	582	1,001	2,169
Madison Covered Call & Equity Income Fund Class A	698	958	1,237	2,031
Madison Covered Call & Equity Income Fund Class C	306	637	1,093	2,358
Madison Covered Call & Equity Income Fund Class Y	105	328	569	1,259
Madison Covered Call & Equity Income Fund Class R6	92	287	498	1,108
Madison Dividend Income Fund Class Y	97	335	592	1,327
Madison Large Cap Value Fund Class A	686	922	1,177	1,903
Madison Large Cap Value Fund Class B	644	950	1,232	2,038
Madison Large Cap Value Fund Class Y	93	290	504	1,120
Madison Investors Fund Class A	690	964	1,258	2,093
Madison Investors Fund Class Y	97	335	592	1,327
Madison Investors Fund Class R6	79	236	428	954
Madison Large Cap Growth Fund Class A	690	934	1,197	1,946
Madison Large Cap Growth Fund Class B	648	962	1,252	2,080
Madison Large Cap Growth Fund Class Y	97	303	525	1,166
Madison Mid Cap Fund Class A	709	993	1,297	2,158
Madison Mid Cap Fund Class B	668	1,023	1,354	2,292
Madison Mid Cap Fund Class Y	117	365	633	1,398
Madison Mid Cap Fund Class R6	79	246	428	954
Madison Small Cap Fund Class A	719	1,022	1,346	2,263
Madison Small Cap Fund Class B	678	1,053	1,405	2,396
Madison Small Cap Fund Class Y	127	397	686	1,511
Madison NorthRoad International Fund Class Y	117	365	633	1,398
Madison NorthRoad International Fund Class R6	84	262	455	1,014
Madison International Stock Fund Class A	728	1,051	1,396	2,366
Madison International Stock Fund Class B	688	1,083	1,455	2,499
Madison International Stock Fund Class Y	137	428	739	1,624
Madison Hansberger International Growth Fund Class Y	117	365	633	1,398
Madison Hansberger International Growth Fund Class I	102	318	552	1,225
Madison Target Retirement 2020 Fund R6	56	198	352	801
Madison Target Retirement 2030 Fund R6	56	198	352	801
Madison Target Retirement 2040 Fund R6	56	198	352	801
Madison Target Retirement 2050 Fund R6	56	198	352	801

Expense Example, No Redemption Madison Funds Prospectus Madison Small Cap Fund (USD $)	Class A	Class B	Class Y
Expense Example, No Redemption, 1 Year	719	678	127
Expense Example, No Redemption, 3 Years	1,022	1,053	397
Expense Example, No Redemption, 5 Years	1,346	1,405	686
Expense Example, No Redemption, 10 Years	2,263	2,396	1,511

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the expense examples above, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 29% of the average value of its portfolio.

Principal Investment Strategies
The fund invests primarily in a diversified mix of common stocks of small cap U.S. companies that are believed to be undervalued by various measures and offer sound prospects for capital appreciation. For purposes of this fund, “small cap companies” are those with market capitalizations that are within the range of capitalizations of companies represented in either the S&P SmallCap 600 Index or the Russell 2000® Index (as of the most recent reconstitution date, the range of market capitalizations included in the Russell 2000® index was $169 million to $4.1 billion; the S&P SmallCap 600 Index does not have an annual or semi-annual reconstitution – rather, changes are made as deemed necessary by S&P so that as of 12-31-14, the range of market capitalizations included in the index was $91 million to $4.8 billion). Under normal market conditions, the fund will maintain at least 80% of its net assets (including borrowings for investment purposes) in small cap securities.
The subadviser employs a value-oriented investment approach in selecting stocks, using proprietary fundamental research to identify securities of issuers the subadviser believes have attractive valuations. The subadviser focuses on companies with a record of above average rates of profitability that sell at a discount relative to the overall small cap market. Through fundamental research, the subadviser seeks to identify those companies which possess one or more of the following characteristics: sustainable competitive advantages within a market niche; strong profitability and free cash flows; strong market share positions and trends; quality of and share ownership by management; and financial structures that are more conservative than the relevant industry average. The fund may invest up to 25% of its assets in foreign securities, including emerging market securities. The fund may also invest in exchange traded funds (“ETFs”) that are registered investment companies. Under normal circumstances, the fund will generally hold 60-90 individual securities, however, the fund may hold more or less at any given time as deemed appropriate by the portfolio manager.
Although the fund expects to pursue its investment objective utilizing its principal investment strategies regardless of market conditions, the fund may invest up to 100% in money market instruments. To the extent the fund engages in this temporary defensive position, the fund’s ability to achieve its investment objective may be diminished.

Principal Risks
Market Risk. The share price of the fund reflects the value of the securities it holds. If a security’s price falls, the share price of the fund will go down (unless another security’s price rises by an offsetting amount). If the fund’s share price falls below the price you paid for your shares, you could lose money when you redeem your shares.
Equity Risk. The fund is subject to equity risk. Equity risk is the risk that securities held by the fund will fluctuate in value due to general market or economic conditions, perceptions regarding the industries in which the issuers of securities held by the fund participate, and the particular circumstances and performance of particular companies whose securities the fund holds. In addition, while broad market measures of common stocks have historically generated higher average returns than fixed income securities, common stocks have also experienced significantly more volatility in those returns.
Small Cap Risk—Price Volatility. Due to its focus on small cap companies, the fund may experience significant volatility over time. Small companies tend to have narrower product lines, fewer financial resources and a more limited trading market for their securities, as compared to larger companies. The securities of smaller companies also experience greater price volatility than securities of larger capitalization companies.
Small Cap Risk—Illiquidity. During certain periods, the liquidity of the securities of small cap companies may shrink or disappear suddenly and without warning as a result of adverse economic or market conditions, or adverse investor perceptions. This liquidity risk could translate into losses for the fund if it has to sell illiquid securities at a disadvantageous time. The costs of purchasing or selling securities of small capitalization companies are often greater than those of more widely traded securities. Securities of smaller capitalization companies can also be difficult to value.
Value Investing Risk. The fund primarily invests in “value” oriented stocks which may help limit the risk of negative portfolio returns. However, these “value” stocks are subject to the risk that their perceived intrinsic values may never be realized by the market, and to the risk that, although the stock is believed to be undervalued, it is actually appropriately priced or overpriced due to unanticipated problems associated with the issuer or industry.
ETF Risks. The main risks of investing in ETFs are the same as investing in a portfolio of equity securities comprising the index on which the ETF is based, although lack of liquidity in an ETF could result in it being more volatile than the securities comprising the index. Additionally, the market prices of ETFs will fluctuate in accordance with both changes in the market value of their underlying portfolio securities and due to supply and demand for the instruments on the exchanges on which they are traded (which may result in their trading at a discount or premium to their net asset values.) Index-based ETF investments may not replicate exactly the performance of their specific index because of transaction costs and because of the temporary unavailability of certain component securities of the index.
Capital Gain Realization Risks to Taxpaying Shareholders. Because of the focused nature of the fund’s portfolio, the fund is susceptible to capital gain realization. In other words, when the fund is successful in achieving its investment objective, portfolio turnover may generate more capital gains per share than funds that hold greater numbers of individual securities. The fund’s sale of just a few positions will represent a larger percentage of the fund’s assets compared with, say, a fund that has hundreds of securities positions.
Foreign Security and Emerging Market Risk. Investments in foreign securities involve risks relating to currency fluctuations and to political, social and economic developments abroad, as well as risks resulting from differences between the regulations to which U.S. and foreign issuers and markets are subject. These risks may be greater in emerging markets. The investment markets of emerging countries are generally more volatile than markets of developed countries with more mature economies.

Performance
The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows how the fund’s investment results have varied from year to year. The table shows the fund’s average annual total returns for various periods compared to different broad measures of market performance. The fund’s past performance (before and after taxes) is not necessarily an indication of its future performance. Updated performance information current to the most recent month end is available at no cost by visiting www.madisonfunds.com or by calling 1-800-877-6089.

Calendar Year Total Returns for Class A Shares (Returns do not reflect sales charges and would be lower if they did.)

Highest/Lowest quarter end results during this period were:

Highest:	3Q 2009	21.60%
Lowest:	4Q 2008	-23.99%

Average Annual Total ReturnsFor Periods Ended December 31, 2014
Average Annual Total Returns Madison Funds Prospectus Madison Small Cap Fund	Label	1 Year	5 Years	Since Inception	Inception Date
Class A	Class A Shares – Return Before Taxes	(0.01%)	13.80%	7.10%	Dec. 27, 2006
Class A After Taxes on Distributions	Return After Taxes on Distributions	(1.25%)	13.00%	6.52%
Class A After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	1.03%	11.13%	5.65%
Class B	Class B Shares – Return Before Taxes	0.71%	14.01%	7.15%	Dec. 27, 2006
Class Y	Class Y Shares – Return before Taxes	6.32%	15.41%	8.45%	Jan. 09, 2007
Russell 2000 Index (Since Inception 12/27/2006)	Russell 2000® Index (reflects no deduction for sales charges, account fees, expenses or taxes)	4.89%	15.55%	6.73%
Russell 2000 Index (Since Inception 1/9/2007)	Russell 2000® Index (reflects no deduction for sales charges, account fees, expenses or taxes)	4.89%	15.55%	7.09%
Russell 2000 Value Index (Since Inception 12/27/2006)	Russell 2000® Value Index (reflects no deduction for sales charges, account fees, expenses or taxes)	4.22%	14.26%	5.07%
Russell 2000 Value Index (Since Inception 1/9/2007)	Russell 2000® Value Index (reflects no deduction for sales charges, account fees, expenses or taxes)	4.22%	14.26%	5.44%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for only Class A shares. After-tax returns for Class B and Y shares will vary.

Madison NorthRoad International Fund
MADISON NORTHROAD INTERNATIONAL FUND
Investment Objective
The Madison NorthRoad International Fund seeks long-term capital appreciation by investing in non-U.S. companies.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.
Shareholder Fees: (fees paid directly from your investment)
Shareholder Fees Madison Funds Prospectus Madison NorthRoad International Fund	Class Y	Class R6
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	none	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	none	none
Redemption Fee (as a percentage of Amount Redeemed)	none	none

Annual Fund Operating Expenses: (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Madison Funds Prospectus Madison NorthRoad International Fund	Class Y	Class R6
Management Fees (as a percentage of Assets)	0.80%	0.80%
Distribution and Service (12b-1) Fees	none	none
Other Expenses (as a percentage of Assets):	0.35%	0.02%
Net Expenses (as a percentage of Assets)	1.15%	0.82%	[1]
[1]	Total annual fund operating expenses for the period ended October 31, 2014 do not match the financial statements due to rounding.

Example:
The following example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.
The example assumes you invest $10,000 in the fund for the time periods indicated and then redeem your shares at the end of the period. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example Madison Funds Prospectus (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Madison Conservative Allocation Fund Class A	689	931	1,192	1,935
Madison Conservative Allocation Fund Class B	647	959	1,247	2,073
Madison Conservative Allocation Fund Class C	297	609	1,047	2,264
Madison Moderate Allocation Fund Class A	691	937	1,202	1,957
Madison Moderate Allocation Fund Class B	649	965	1,257	2,094
Madison Moderate Allocation Fund Class C	299	615	1,057	2,285
Madison Aggressive Allocation Fund Class A	692	940	1,207	1,967
Madison Aggressive Allocation Fund Class B	650	968	1,262	2,105
Madison Aggressive Allocation Fund Class C	300	618	1,062	2,296
Madison Cash Reserves Fund Class A	7	128	259	643
Madison Cash Reserves Fund Class B	457	640	795	1,250
Madison Tax-Free Virginia Fund Class Y	87	271	471	1,049
Madison Tax-Free National Fund Class Y	87	271	471	1,049
Madison Government Bond Fund Class Y	56	198	352	801
Madison High Quality Bond Fund Class Y	50	157	274	616
Madison Core Bond Fund Class A	538	724	926	1,508
Madison Core Bond Fund Class B	618	870	1,097	1,754
Madison Core Bond Fund Class Y	66	208	362	810
Madison Core Bond Fund Class R6	53	167	291	653
Madison Corporate Bond Fund Class Y	66	208	362	810
Madison High Income Fund Class A	547	754	978	1,620
Madison High Income Fund Class B	628	901	1,149	1,864
Madison High Income Fund Class Y	77	240	417	930
Madison Diversified Income Fund Class A	681	905	1,146	1,838
Madison Diversified Income Fund Class B	638	932	1,201	1,973
Madison Diversified Income Fund Class C	288	582	1,001	2,169
Madison Covered Call & Equity Income Fund Class A	698	958	1,237	2,031
Madison Covered Call & Equity Income Fund Class C	306	637	1,093	2,358
Madison Covered Call & Equity Income Fund Class Y	105	328	569	1,259
Madison Covered Call & Equity Income Fund Class R6	92	287	498	1,108
Madison Dividend Income Fund Class Y	97	335	592	1,327
Madison Large Cap Value Fund Class A	686	922	1,177	1,903
Madison Large Cap Value Fund Class B	644	950	1,232	2,038
Madison Large Cap Value Fund Class Y	93	290	504	1,120
Madison Investors Fund Class A	690	964	1,258	2,093
Madison Investors Fund Class Y	97	335	592	1,327
Madison Investors Fund Class R6	79	236	428	954
Madison Large Cap Growth Fund Class A	690	934	1,197	1,946
Madison Large Cap Growth Fund Class B	648	962	1,252	2,080
Madison Large Cap Growth Fund Class Y	97	303	525	1,166
Madison Mid Cap Fund Class A	709	993	1,297	2,158
Madison Mid Cap Fund Class B	668	1,023	1,354	2,292
Madison Mid Cap Fund Class Y	117	365	633	1,398
Madison Mid Cap Fund Class R6	79	246	428	954
Madison Small Cap Fund Class A	719	1,022	1,346	2,263
Madison Small Cap Fund Class B	678	1,053	1,405	2,396
Madison Small Cap Fund Class Y	127	397	686	1,511
Madison NorthRoad International Fund Class Y	117	365	633	1,398
Madison NorthRoad International Fund Class R6	84	262	455	1,014
Madison International Stock Fund Class A	728	1,051	1,396	2,366
Madison International Stock Fund Class B	688	1,083	1,455	2,499
Madison International Stock Fund Class Y	137	428	739	1,624
Madison Hansberger International Growth Fund Class Y	117	365	633	1,398
Madison Hansberger International Growth Fund Class I	102	318	552	1,225
Madison Target Retirement 2020 Fund R6	56	198	352	801
Madison Target Retirement 2030 Fund R6	56	198	352	801
Madison Target Retirement 2040 Fund R6	56	198	352	801
Madison Target Retirement 2050 Fund R6	56	198	352	801

Expense Example, No Redemption Madison Funds Prospectus Madison NorthRoad International Fund (USD $)	Class Y	Class R6
Expense Example, No Redemption, 1 Year	117	84
Expense Example, No Redemption, 3 Years	365	262
Expense Example, No Redemption, 5 Years	633	455
Expense Example, No Redemption, 10 Years	1,398	1,014

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the expense examples above, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 30% of the average value of its portfolio.

Principal Investment Strategies
The fund seeks to achieve its investment objective by investing, under normal market conditions, at least 80% of its net assets (including borrowings for investment purposes) in the stock of foreign companies. For this purpose, a foreign company is one whose principal operations are located outside the U.S., or that is organized outside the U.S., whose securities are principally traded outside of the U.S., and/or whose securities are quoted or denominated in a foreign currency.  The fund may invest in these securities directly, or may invest through American Depository Receipts (“ADRs”) (which represent an interest in the shares of a non-U.S. company that have been deposited with a U.S. bank, trade in U.S. dollars and clear through U.S. settlement systems, thus allowing the holder of an ADR to avoid having to transact in a foreign currency). In addition to investing at least 80% of its net assets in the stock of foreign companies, the fund may also invest up to 30% of its assets in securities of companies whose principal business activities are located in emerging market countries. The fund may also invest in debt securities, foreign money market instruments, and other income bearing securities.

The fund expects to have a relatively focused portfolio of between 25-50 holdings. This reflects the belief of NorthRoad Capital Management LLC, the fund’s subadviser (“NorthRoad”), that your money should be invested in NorthRoad’s top investment ideas, and that focusing on NorthRoad’s best investment ideas is the best way to achieve the fund’s investment objectives. The fund’s portfolio will typically have the following additional characteristics: (i) portfolio turnover that averages less than 30% per year, reflecting a general five-year time horizon, (ii) high tracking error (or low benchmark sensitivity), meaning that the fund will not normally change its portfolio composition to react to short-term changes in benchmark and similar indices (for this purpose, the benchmark used is the MSCI EAFE Index (net)), and (iii) a defensive pattern of returns, meaning that the fund will focus on securities that NorthRoad believes will participate in the growth of rising markets and protect shareholders during falling markets.
The investment criteria used by NorthRoad is driven by an approach to owning individual businesses that offer the best absolute trade-off between financial productivity and valuation. NorthRoad employs a value-oriented, bottom-up, fundamental approach to the international markets. This investment philosophy is rooted in the belief and observation that over the long term, equity prices reflect a company’s ability to generate returns on its invested capital. High quality companies which can sustain superior rates of return on equity will offer the best returns. This can be further enhanced by paying an attractive price to own those businesses. In selecting equity securities for the fund’s portfolio, NorthRoad looks for companies with the following characteristics: (i) attractive valuations, particularly relative to the profitability and financial productivity of the company, (ii) above-average, sustainable rates of return on equity, and (iii) solid fundamentals (e.g., a strong balance sheet, the ability to generate free cash flow and transparent financial disclosure).
NorthRoad will sell a stock held by the fund if the managers believe its valuation relative to its sustainable return on equity becomes unfavorable, there is a deterioration of its long-term financial productivity, its balance sheet risk significantly increases or if a better investment opportunity exists.
The fund’s investment strategy reflects the “Participate and Protect®” investment philosophy embraced by NorthRoad as well as Madison Asset Management, LLC (“Madison”), the fund’s adviser.  The expectation is that investors in the fund will participate in market appreciation during bull markets and experience something less than full participation during bear markets compared with investors in portfolios holding more speculative and volatile securities; therefore, this investment philosophy is intended to represent a conservative investment strategy. There is no assurance that the expectations regarding this investment strategy will be realized.
Although the fund expects to pursue its investment objective utilizing its principal investment strategies regardless of market conditions, the fund may invest up to 100% in money market instruments. To the extent the fund engages in this temporary defensive position, the fund’s ability to achieve its investment objective may be diminished.

Principal Risks
Market Risk. The share price of the fund reflects the value of the securities it holds. If a security’s price falls, the share price of the fund will go down (unless another security’s price rises by an offsetting amount). If the fund’s share price falls below the price you paid for your shares, you could lose money when you redeem your shares.
Equity Risk. The fund is subject to equity risk. Equity risk is the risk that securities held by the fund will fluctuate in value due to general market or economic conditions, perceptions regarding the industries in which the issuers of securities held by the fund participate, and the particular circumstances and performance of particular companies whose securities the fund holds. In addition, while broad market measures of common stocks have historically generated higher average returns than fixed income securities, common stocks have also experienced significantly more volatility in those returns.
Mid Cap Risk. The fund’s investments in midsize companies may entail greater risks than investments in larger, more established companies. Midsize companies tend to have narrower product lines, fewer financial resources and a more limited trading market for their securities, as compared to larger companies. They may also experience greater price volatility than securities of larger capitalization companies because growth prospects for these companies may be less certain and the market for such securities may be smaller. Some midsize companies may not have established financial histories; may have limited product lines, markets or financial resources; may depend on a few key personnel for management; and may be susceptible to losses and risks of bankruptcy.
Capital Gain Realization Risks to Taxpaying Shareholders. Because of the focused nature of the fund’s portfolio, the fund is susceptible to capital gain realization. In other words, when the fund is successful in achieving its investment objective, portfolio turnover may generate more capital gains per share than funds that hold greater numbers of individual securities. The fund’s sale of just a few positions will represent a larger percentage of the fund’s assets compared with, say, a fund that has hundreds of securities positions.
Foreign Security and Emerging Market Risk. Investments in foreign securities involve risks relating to currency fluctuations and to political, social and economic developments abroad, as well as risks resulting from differences between the regulations to which U.S. and foreign issuers and markets are subject. These risks may be greater in emerging markets. The investment markets of emerging countries are generally more volatile than markets of developed countries with more mature economies.

Performance
The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows how the fund’s investment results have varied from year to year. The table shows the fund’s average annual total returns for various periods compared to a broad measure of market performance. The fund’s past performance (before and after taxes) is not necessarily an indication of its future performance. Updated performance information current to the most recent month end is available at no cost by visiting www.madisonfunds.com or by calling 1-800-877-6089.

Calendar Year Total Returns for Class Y Shares

Highest/Lowest quarter end results during this period were:

Highest:	2Q 2009	20.17%
Lowest:	3Q 2011	-17.36%

Average Annual Total ReturnsFor Periods Ended December 31, 2014
Average Annual Total Returns Madison Funds Prospectus Madison NorthRoad International Fund	Label	1 Year	Since Inception	Inception Date
Class Y	Class Y Shares – Return Before Taxes	(7.14%)	10.57%	Dec. 31, 2008
Class Y After Taxes on Distributions	Return After Taxes on Distributions	(8.24%)	9.10%	Dec. 31, 2008
Class Y After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	(2.74%)	8.95%	Dec. 31, 2008
Class R6	Class R6 Shares – Return Before Taxes	(6.86%)	6.66%	Feb. 29, 2012
MSCI EAFE Index (net)	MSCI EAFE Index (net) (reflects no deduction for sales charges, account fees, expenses or taxes)	(4.90%)	7.58%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for only Class Y shares. After-tax returns for Class R6 shares will vary.

Madison International Stock Fund
MADISON INTERNATIONAL STOCK FUND
Investment Objective
The Madison International Stock Fund seeks long-term growth of capital.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your immediate family invest, or agree to invest in the future, at least $25,000 in Madison Funds. More information about these and other discounts is available from your financial professional, in the “Your Account - Sales Charges and Fees” section on page 107 of the prospectus and in the “More About Purchasing and Selling Shares” section on page 61 of the statement of additional information.

Shareholder Fees: (fees paid directly from your investment)
Shareholder Fees Madison Funds Prospectus Madison International Stock Fund	Class A	Class B	Class Y
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	5.75%	none	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	none	0.45%	none
Redemption Fee (as a percentage of Amount Redeemed)	none	none	none

Annual Fund Operating Expenses: (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Madison Funds Prospectus Madison International Stock Fund	Class A	Class B	Class Y
Management Fees (as a percentage of Assets)	1.05%	1.05%	1.05%
Distribution and Service (12b-1) Fees	0.25%	1.00%	none
Other Expenses (as a percentage of Assets):	0.30%	0.30%	0.30%
Net Expenses (as a percentage of Assets)	1.60%	2.35%	1.35%

Example:
The following example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.
The example assumes you invest $10,000 in the fund for the time periods indicated and then either redeem or not redeem your shares at the end of the period. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example Madison Funds Prospectus (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Madison Conservative Allocation Fund Class A	689	931	1,192	1,935
Madison Conservative Allocation Fund Class B	647	959	1,247	2,073
Madison Conservative Allocation Fund Class C	297	609	1,047	2,264
Madison Moderate Allocation Fund Class A	691	937	1,202	1,957
Madison Moderate Allocation Fund Class B	649	965	1,257	2,094
Madison Moderate Allocation Fund Class C	299	615	1,057	2,285
Madison Aggressive Allocation Fund Class A	692	940	1,207	1,967
Madison Aggressive Allocation Fund Class B	650	968	1,262	2,105
Madison Aggressive Allocation Fund Class C	300	618	1,062	2,296
Madison Cash Reserves Fund Class A	7	128	259	643
Madison Cash Reserves Fund Class B	457	640	795	1,250
Madison Tax-Free Virginia Fund Class Y	87	271	471	1,049
Madison Tax-Free National Fund Class Y	87	271	471	1,049
Madison Government Bond Fund Class Y	56	198	352	801
Madison High Quality Bond Fund Class Y	50	157	274	616
Madison Core Bond Fund Class A	538	724	926	1,508
Madison Core Bond Fund Class B	618	870	1,097	1,754
Madison Core Bond Fund Class Y	66	208	362	810
Madison Core Bond Fund Class R6	53	167	291	653
Madison Corporate Bond Fund Class Y	66	208	362	810
Madison High Income Fund Class A	547	754	978	1,620
Madison High Income Fund Class B	628	901	1,149	1,864
Madison High Income Fund Class Y	77	240	417	930
Madison Diversified Income Fund Class A	681	905	1,146	1,838
Madison Diversified Income Fund Class B	638	932	1,201	1,973
Madison Diversified Income Fund Class C	288	582	1,001	2,169
Madison Covered Call & Equity Income Fund Class A	698	958	1,237	2,031
Madison Covered Call & Equity Income Fund Class C	306	637	1,093	2,358
Madison Covered Call & Equity Income Fund Class Y	105	328	569	1,259
Madison Covered Call & Equity Income Fund Class R6	92	287	498	1,108
Madison Dividend Income Fund Class Y	97	335	592	1,327
Madison Large Cap Value Fund Class A	686	922	1,177	1,903
Madison Large Cap Value Fund Class B	644	950	1,232	2,038
Madison Large Cap Value Fund Class Y	93	290	504	1,120
Madison Investors Fund Class A	690	964	1,258	2,093
Madison Investors Fund Class Y	97	335	592	1,327
Madison Investors Fund Class R6	79	236	428	954
Madison Large Cap Growth Fund Class A	690	934	1,197	1,946
Madison Large Cap Growth Fund Class B	648	962	1,252	2,080
Madison Large Cap Growth Fund Class Y	97	303	525	1,166
Madison Mid Cap Fund Class A	709	993	1,297	2,158
Madison Mid Cap Fund Class B	668	1,023	1,354	2,292
Madison Mid Cap Fund Class Y	117	365	633	1,398
Madison Mid Cap Fund Class R6	79	246	428	954
Madison Small Cap Fund Class A	719	1,022	1,346	2,263
Madison Small Cap Fund Class B	678	1,053	1,405	2,396
Madison Small Cap Fund Class Y	127	397	686	1,511
Madison NorthRoad International Fund Class Y	117	365	633	1,398
Madison NorthRoad International Fund Class R6	84	262	455	1,014
Madison International Stock Fund Class A	728	1,051	1,396	2,366
Madison International Stock Fund Class B	688	1,083	1,455	2,499
Madison International Stock Fund Class Y	137	428	739	1,624
Madison Hansberger International Growth Fund Class Y	117	365	633	1,398
Madison Hansberger International Growth Fund Class I	102	318	552	1,225
Madison Target Retirement 2020 Fund R6	56	198	352	801
Madison Target Retirement 2030 Fund R6	56	198	352	801
Madison Target Retirement 2040 Fund R6	56	198	352	801
Madison Target Retirement 2050 Fund R6	56	198	352	801

Expense Example, No Redemption Madison Funds Prospectus Madison International Stock Fund (USD $)	Class A	Class B	Class Y
Expense Example, No Redemption, 1 Year	728	238	137
Expense Example, No Redemption, 3 Years	1,051	733	428
Expense Example, No Redemption, 5 Years	1,396	1,255	739
Expense Example, No Redemption, 10 Years	2,366	2,499	1,624

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the expense examples above, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 44% of the average value of its portfolio.

Principal Investment Strategies
Under normal market conditions, the fund invests at least 80% of its net assets (including borrowings for investment purposes) in the stock of foreign companies. For this purpose, a foreign company is one whose principal operations are located outside the U.S., or that is organized outside the U.S., whose securities are principally traded outside of the U.S., and/or whose securities are quoted or denominated in a foreign currency. The types of stocks that the fund may invest in include common stocks, securities convertible into common stocks, preferred stocks, and other securities representing equity interests such as American Depository Receipts (“ADRs”) (which represent an interest in the shares of a non-U.S. company that have been deposited with a U.S. bank, trade in U.S. dollars and clear through U.S. settlement systems, thus allowing the holder of an ADR to avoid having to transact in a foreign currency), European Depository Receipts (“EDRs”) and Global Depository Receipts (“GDRs”). EDRs and GDRs are receipts evidencing an arrangement with a non-U.S. financial institution similar to that for ADRs and are designed for use in non-U.S. securities markets. The fund may also invest in debt securities, foreign money market instruments, and other income bearing securities as well as forward foreign currency exchange contracts and other derivative securities and contracts. The fund usually holds securities of issuers located in at least three countries other than the U.S. and generally holds 60-80 individual securities in its portfolio at any given time.
Typically, a majority of the fund’s assets are invested in relatively large capitalization stocks of issuers located or operating in developed countries. Such securities are those issued by companies located in countries included in the Morgan Stanley Capital International, Europe, Australasia, and Far East (“MSCI EAFE”) Index. The fund may also invest up to 30% of its assets in securities of companies whose principal business activities are located in emerging market countries. The subadviser typically maintains this segment of the fund’s portfolio in such stocks which it believes have a low market price relative to their perceived value based on fundamental analysis of the issuing company and its prospects. This is sometimes referred to as a “value” approach. It may also invest in foreign debt and other income bearing securities at times when it believes that income bearing securities have greater capital appreciation potential than equity securities.
Although the fund expects to pursue its investment objective utilizing its principal investment strategies regardless of market conditions, the fund may invest up to 100% in money market instruments. To the extent the fund engages in this temporary defensive position, the fund’s ability to achieve its investment objective may be diminished.

Principal Risks
Market Risk. The share price of the fund reflects the value of the securities it holds. If a security’s price falls, the share price of the fund will go down (unless another security’s price rises by an offsetting amount). If the fund’s share price falls below the price you paid for your shares, you could lose money when you redeem your shares.
Equity Risk. The fund is subject to equity risk. Equity risk is the risk that securities held by the fund will fluctuate in value due to general market or economic conditions, perceptions regarding the industries in which the issuers of securities held by the fund participate, and the particular circumstances and performance of particular companies whose securities the fund holds. In addition, while broad market measures of common stocks have historically generated higher average returns than fixed income securities, common stocks have also experienced significantly more volatility in those returns.
Value Investing Risk. A portion of the fund is invested in “value” oriented stocks which may help limit the risk of negative portfolio returns. However, these “value” stocks are subject to the risk that their perceived intrinsic values may never be realized by the market, and to the risk that, although the stock is believed to be undervalued, it is actually appropriately priced or overpriced due to unanticipated problems associated with the issuer or industry.
Capital Gain Realization Risks to Taxpaying Shareholders. Because of the focused nature of the fund’s portfolio, the fund is susceptible to capital gain realization. In other words, when the fund is successful in achieving its investment objective, portfolio turnover may generate more capital gains per share than funds that hold greater numbers of individual securities. The fund’s sale of just a few positions will represent a larger percentage of the fund’s assets compared with, say, a fund that has hundreds of securities positions.
Foreign Security and Emerging Market Risk. Investing in foreign securities involves certain special considerations and additional risks which are not typically associated with investing in securities of domestic issuers or U.S. dollar denominated securities. These risks may make the fund more volatile than a comparable domestic stock fund. For example, foreign securities are typically subject to:

•	Fluctuations in currency exchange rates.

•	Higher trading and custody charges compared to securities of U.S. companies.

•
Different accounting and reporting practices than U.S. companies. As a result, it is often more difficult to evaluate financial information from foreign issuers. Also, the laws of some foreign countries limit the information that is made available to investors.

•	Less stringent securities regulations than those of the U.S.

•	Potential political instability.

•
Potential economic instability. The economies of individual foreign countries may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation and industry diversification. Such differences may cause the economies of these countries to be less stable than the U.S. economy and may make them more sensitive to economic fluctuations.

The risks of international investing are higher in emerging markets such as those of Latin America, Africa, Asia and Eastern Europe.

Performance
The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows how the fund’s investment results have varied from year to year. The table shows the fund’s average annual total returns for various periods compared to a broad measure of market performance. The fund’s past performance (before and after taxes) is not necessarily an indication of its future performance. Updated performance information current to the most recent month end is available at no cost by visiting www.madisonfunds.com or by calling 1-800-877-6089.

Calendar Year Total Returns for Class A Shares(Returns do not reflect sales charges and would be lower if they did.)

Highest/Lowest quarter end results during this period were:

Highest:	2Q 2009	21.44%
Lowest:	3Q 2011	-18.28%

Average Annual Total ReturnsFor Periods Ended December 31, 2014
Average Annual Total Returns Madison Funds Prospectus Madison International Stock Fund	Label	1 Year	5 Years	10 Years	Since Inception	Inception Date
Class A	Class A Shares – Return Before Taxes	(10.28%)	4.81%	4.71%
Class A After Taxes on Distributions	Return After Taxes on Distributions	(10.23%)	4.80%	4.02%
Class A After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	(4.82%)	4.09%	4.01%
Class B	Class B Shares – Return Before Taxes	(9.75%)	4.92%	4.70%
Class Y	Class Y Shares – Return before Taxes	(4.67%)	6.31%		3.68%	Jun. 30, 2006
MSCI EAFE Index (net)	MSCI EAFE Index (net) (reflects no deduction for sales charges, account fees, expenses or taxes)	(4.90%)	5.33%	4.43%	2.50%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for only Class A shares. After-tax returns for Class B and Y shares will vary.

Madison Hansberger International Growth Fund
MADISON HANSBERGER INTERNATIONAL GROWTH FUND
Investment Objective
The Madison Hansberger International Growth Fund seeks to provide high long-term total return.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.
Shareholder Fees: (fees paid directly from your investment)
Shareholder Fees Madison Funds Prospectus Madison Hansberger International Growth Fund	Class Y	Class I
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	none	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	none	none
Redemption Fee (as a percentage of Amount Redeemed)	none	none

Annual Fund Operating Expenses: (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Madison Funds Prospectus Madison Hansberger International Growth Fund		Class Y	Class I
Management Fees (as a percentage of Assets)		0.75%	0.75%
Distribution and Service (12b-1) Fees		none	none
Other Expenses (as a percentage of Assets):		0.40%	0.25%
Expenses (as a percentage of Assets)	[1][2]	1.15%	1.00%
[1]	The investment adviser to the fund, Madison Asset Management, LLC (“Madison”), has contractually agreed to cap total fund operating expenses on an annual basis for Class Y shares at 1.15% and for Class I shares at 1.00% until at least July 31, 2016. The agreement described above may be terminated by the Board of Trustees of the fund at any time and for any reason; however, the Board has no intention of terminating this agreement prior to the end of its term. Not included in the fee cap are any fees and expenses relating to portfolio holdings (e.g., brokerage commissions, interest on loans, etc.); extraordinary and non-recurring fees and expenses (e.g., costs relating to any line of credit or other leverage facility the fund maintains with its custodian or another entity for investment purposes); or acquired fund fees and expenses.
[2]	Total annual fund operating expenses for the period ended October 31, 2014 do not match the financial statements because they have been restated to reflect current fees.

Example:
The following example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.
The example assumes you invest $10,000 in the fund for the time periods indicated and then either redeem or not redeem your shares at the end of the period. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example Madison Funds Prospectus Madison Hansberger International Growth Fund (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Class Y	117	365	633	1,398
Class I	102	318	552	1,225

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the expense examples above, affect the fund’s performance. For the fiscal year ended December 31, 2013, the fund’s portfolio turnover rate was 48% of the average value of its portfolio which reflects the historical operating results of the predecessor to the fund. Effective as of the close of business on July 31, 2014, the predecessor to the fund was reorganized into the fund and the fiscal year end of the fund changed to October 31.  The portfolio turnover rate for the fund for the 10-month period ended October 31 was 34% of the average value of its portfolio.

Principal Investment Strategies
The fund seeks to achieve its investment objective by investing at least 80% of total assets in the equity securities (including common stock, preferred stock and convertible securities) of companies organized or located outside of the U.S. Even though these companies are based outside of the U.S., their securities may be traded on U.S. securities markets. The fund will invest in at least three different countries and generally expects to be invested in more than three countries, including countries considered to be emerging market countries. The fund anticipates that it will invest primarily in common stock, though the balance of its equity holdings may vary. The fund may also invest in warrants or rights to subscribe to or purchase equity securities, and sponsored or unsponsored American Depositary Receipts, European Depositary Receipts, Global Depositary Receipts and other depositary receipts. The fund may also invest in securities issued pursuant to Rule 144A under the Securities Act of 1933, as amended. The fund expects to hold 50-75 individual securities in its portfolio at any given time.
The portfolio managers anticipate following a flexible investment policy that will allow them to select those investments believed to be best suited to achieve the fund’s investment objective over the long term. The portfolio managers use a disciplined, long-term approach to international investing, focusing primarily on identifying successful companies that have favorable anticipated long-term growth prospects. Securities are selected for the fund’s portfolio on the basis of fundamental company-by-company analysis. The buy and sell decisions are based on a decision framework which has a common set of investment decision criteria. These criteria encompass, among other factors: positive relative fundamentals, attractive valuation, relative performance and expected return. Portfolio holdings are monitored for possible sale on an ongoing basis. Although the fund invests primarily in mid-to-large cap companies, there are no limitations on the size of the companies in which the fund may invest.
The portfolio managers will also consider other factors in making portfolio investment decisions, including country and political risks, and economic and market conditions. The portfolio managers seek to broaden the scope and increase the effectiveness of this fundamental analysis by searching for successful companies in many countries around the world. This global search provides the fund with more diverse opportunities and flexibility to shift portfolio investments not only from company to company and industry to industry, but also country to country, in search of companies with favorable long-term prospects.
Although the fund expects to pursue its investment objective utilizing its principal investment strategies regardless of market conditions, the fund may invest up to 100% in money market instruments. To the extent the fund engages in this temporary defensive position, the fund’s ability to achieve its investment objective may be diminished.

Principal Risks
Market Risk. The share price of the fund reflects the value of the securities it holds. If a security’s price falls, the share price of the fund will go down (unless another security’s price rises by an offsetting amount). If the fund’s share price falls below the price you paid for your shares, you could lose money when you redeem your shares.
Equity Risk. The fund is subject to equity risk. Equity risk is the risk that securities held by the fund will fluctuate in value due to general market or economic conditions, perceptions regarding the industries in which the issuers of securities held by the fund participate, and the particular circumstances and performance of particular companies whose securities the fund holds. In addition, while broad market measures of common stocks have historically generated higher average returns than fixed income securities, common stocks have also experienced significantly more volatility in those returns.
Growth Investment Risk. Growth investing attempts to identify companies that the portfolio managers believe will experience rapid earnings growth relative to value or other types of stocks. The value of these stocks generally is much more sensitive to current or expected earnings than stocks of other types of companies. Short-term events, such as a failure to meet industry earnings expectations, can cause dramatic decreases in the growth stock price compared to other types of stock. Growth stocks may also trade at higher multiples of current earnings compared to value or other stocks, leading to inflated prices and thus potentially greater declines in value.
Mid Cap Risk. The fund’s investments in midsize companies may entail greater risks than investments in larger, more established companies. Midsize companies tend to have narrower product lines, fewer financial resources and a more limited trading market for their securities, as compared to larger companies. They may also experience greater price volatility than securities of larger capitalization companies because growth prospects for these companies may be less certain and the market for such securities may be smaller. Some midsize companies may not have established financial histories; may have limited product lines, markets or financial resources; may depend on a few key personnel for management; and may be susceptible to losses and risks of bankruptcy.
Capital Gain Realization Risks to Taxpaying Shareholders. Because of the focused nature of the fund’s portfolio, the fund is susceptible to capital gain realization. In other words, when the fund is successful in achieving its investment objective, portfolio turnover may generate more capital gains per share than funds that hold greater numbers of individual securities. The fund’s sale of just a few positions will represent a larger percentage of the fund’s assets compared with, say, a fund that has hundreds of securities positions.
Liquidity Risk. Liquidity risk exists when particular investments are difficult to purchase or sell, possibly preventing the fund from selling these illiquid securities at an advantageous price or time. A lack of liquidity also may cause the value of investments to decline. Securities acquired in a private placement, such as Rule 144A securities, generally are subject to strict restrictions on resale and there may be no liquid secondary market or ready purchaser for such securities. Therefore, the fund may be unable to dispose of such securities when it desires to do so, or at the most advantageous time or price. Illiquid investments also may be difficult to value.
Currency Risk. Fluctuations in the exchange rates between different currencies may negatively affect an investment. The fund may elect not to hedge currency risk, or may hedge such risk imperfectly, which may cause the fund to incur losses that would not have been incurred had the risk been hedged. The portfolio managers generally do not intend to hedge against the fund’s currency exposure.
Foreign Security and Emerging Market Risk. Investments in foreign securities involve risks relating to currency fluctuations and to political, social and economic developments abroad, as well as risks resulting from differences between the regulations to which U.S. and foreign issuers and markets are subject. These risks may be greater in emerging markets. The investment markets of emerging countries are generally more volatile than markets of developed countries with more mature economies.

Performance
The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows how the fund’s investment results have varied from year to year. The table shows the fund’s average annual total returns for various periods compared to a broad measure of market performance. The fund’s past performance (before and after taxes) is not necessarily an indication of its future performance. Updated performance information current to the most recent month-end is available at no cost by visiting www.madisonfunds.com or by calling 1-800-877-6089.
The performance data presented below for all periods prior July 31, 2014 represents the performance of the Predecessor Fund. Class I share performance data represents Institutional Class performance data for the Predecessor Fund, and Class Y share performance data represents Advisor Class performance data for the Predecessor Fund.

Calendar Year Total Returns for Class I Shares

Highest/Lowest quarter end results during this period were:

Highest:	2Q 2009	31.66%
Lowest:	4Q 2008	-27.14%

Average Annual Total ReturnsFor Periods Ended December 31, 201
Average Annual Total Returns Madison Funds Prospectus Madison Hansberger International Growth Fund	Label		1 Year	5 Years	10 Years	Inception Date
Class I	Class I Shares – Return Before Taxes		(9.57%)	2.56%	4.01%	Sep. 13, 2005
Class I After Taxes on Distributions	Return After Taxes on Distributions		(9.85%)	2.44%	3.64%	Sep. 13, 2005
Class I After Taxes on Distributions and Sales	Return After Taxes on Distributions & Sale of Fund Shares		(3.79%)	2.34%	3.48%	Sep. 13, 2005
Class Y	Class Y Shares – Return Before Taxes	[1]	(9.74%)	2.34%	3.48%	Sep. 13, 2005
MSCI ACWI ex USA Index	MSCI ACWI ex USA Index (net) (reflects no deduction for sales charges, account fees, expenses or taxes)		(3.87%)	4.43%	5.13%
[1]	Prior to the inception of Class Y shares on September 13, 2005, performance is that of Class I shares of the Predecessor Fund, restated to reflect the higher net expenses of Class Y shares.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns are shown for only Class Y shares. After-tax returns for Class Y shares will vary.

Madison Target Retirement 2020 Fund
MADISON TARGET RETIREMENT 2020 FUND
Investment Objective
The Madison Target 2020 Fund seeks to provide capital appreciation and current income consistent with its current asset allocation.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.
Shareholder Fees: (fees paid directly from your investment)
Shareholder Fees	Madison Funds Prospectus Madison Target Retirement 2020 Fund R6
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	none
Redemption Fee (as a percentage of Amount Redeemed)	none

Annual Fund Operating Expenses: (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Madison Funds Prospectus Madison Target Retirement 2020 Fund R6
Management Fees (as a percentage of Assets)	0.25%
Distribution and Service (12b-1) Fees	none
Other Expenses (as a percentage of Assets):	0.05%
Acquired Fund Fees and Expenses	0.25%
Net Expenses (as a percentage of Assets)	0.55%

Example:
The following example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.
The example assumes you invest $10,000 in the fund for the time periods indicated and then either redeem or not redeem your shares at the end of the period. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Madison Funds Prospectus Madison Target Retirement 2020 Fund R6	56	198	352	801

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the expense examples above, affect the fund’s performance. The fund commenced investment operations on August 29, 2014. During the period August 29 to October 31, 2014, the fund's portfolio turnover rate was 48% of the average value of its portfolio.

Principal Investment Strategies
The fund invests primarily in shares of other registered investment companies (the “underlying funds”) according to an asset allocation strategy developed by Madison for investors planning to retire in or within a few years of 2020. Over time, the fund’s asset allocation will become more conservative until it reaches approximately 15-30% in stock funds and 70-85% in bond funds as illustrated in the cart below.
The asset allocation strategy is designed to reduce the volatility of investment returns in the later years while still providing the potential for higher total returns over the target period. Although the actual allocations may vary, as of October 31, 2014, the fund’s asset allocation was as follows:

•	Bond Funds:	57.2%
•	Stock Funds	36.2%
•	Foreign Stock Funds:	4.5%
•	Money Market Funds:	2.1%
On a periodic basis, Madison will evaluate and sometimes revise the fund's asset allocation, including revising the asset class weightings and adding and/or removing underlying funds. Madison will also monitor the underlying funds on an ongoing basis and may increase or decrease the fund's investment in one or several underlying funds. The underlying fund selections are made based on several considerations, including the fund's style or asset class exposures, portfolio characteristics, risk profile, and investment process. With regard to investments in debt securities, Madison’s bias is toward securities with intermediate and short-term maturities.
The fund’s investment strategy reflects Madison’s general “Participate and Protect®” investment philosophy. Madison’s expectation is that investors in the fund will participate in market appreciation during bull markets and experience something less than full participation during bear markets compared with investors in portfolios holding more speculative and volatile securities; therefore, this investment philosophy is intended to represent a conservative investment strategy. There is no assurance that Madison’s expectations regarding this investment strategy will be realized.
Although the fund expects to pursue its investment objective utilizing its principal investment strategies regardless of market conditions, the fund may invest up to 100% in money market instruments. To the extent the fund engages in this temporary defensive position, the fund’s ability to achieve its investment objective may be diminished.

Principal Risks
The fund is a fund of funds, meaning that it invests primarily in the shares of underlying funds, including exchange traded funds (“ETFs”). Thus, the fund’s investment performance and its ability to achieve its investment goal are directly related to the performance of the underlying funds in which it invests. Each underlying fund’s performance, in turn, depends on the particular securities in which that underlying fund invests and the expenses of that underlying fund. Accordingly, the fund is subject to the risks of the underlying funds in direct proportion to the allocation of its assets among the underlying funds.
The specific risks of owning the fund are set forth below.  You could lose money as a result of investing in the fund. An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.  The fund’s share price and total return will fluctuate.  You should consider your own investment goals, time horizon and risk tolerance before investing in the fund.
Asset Allocation Risk. The fund is subject to asset allocation risk, which is the risk that the selection of the underlying funds and the allocation of the fund’s assets among the various asset classes and market segments will cause the fund to underperform other funds with a similar investment objective.
Market and Financial Risk. The fund is subject to market risk, which is the risk that the value of an investment may fluctuate in response to stock market movements. The equity investments of underlying funds also subject the fund to financial risk, which is the risk that an issuer’s earnings prospects and overall financial position will deteriorate, causing a decline in the security’s value.
Equity Risk. The fund, through the underlying funds, is subject to equity risk. Equity risk is the risk that securities held by the fund will fluctuate in value due to general market or economic conditions, perceptions regarding the industries in which the issuers of securities held by the fund participate, and the particular circumstances and performance of particular companies whose securities the fund holds. In addition, while broad market measures of common stocks have historically generated higher average returns than fixed income securities, common stocks have also experienced significantly more volatility in those returns.
Income Volatility, Interest Rate Risk and Credit Risk. The fund, through the underlying funds, is subject to income volatility, interest rate risk and credit risk. Income volatility refers to the degree and speed with which changes in prevailing market interest rates diminish the level of current income from a portfolio of income-bearing securities. Interest rate risk is the risk that the value of your investment will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the market value of income-bearing securities. When interest rates rise, bond prices fall; generally, the longer a bond’s maturity, the more sensitive it is to this risk. Credit risk is the risk that issuers of debt securities may be unable to meet their interest or principal payment obligations when due.
Non-Investment Grade Security Risk. To the extent that the fund invests in underlying funds that invest in non-investment grade securities, the fund is subject to above-average credit, market and other risks. Issuers of non-investment grade securities (i.e., “junk” bonds) are typically in weak financial health and their ability to pay interest and principal is uncertain. Compared to issuers of investment grade bonds, they are more likely to encounter financial difficulties and to be materially affected by these difficulties when they do encounter them.
ETF Risks. The main risks of investing in ETFs are the same as investing in a portfolio of equity securities comprising the index on which the ETF is based, although lack of liquidity in an ETF could result in it being more volatile than the securities comprising the index. Additionally, the market prices of ETFs will fluctuate in accordance with both changes in the market value of their underlying portfolio securities and due to supply and demand for the instruments on the exchanges on which they are traded (which may result in their trading at a discount or premium to their net asset values.) Index-based ETF investments may not replicate exactly the performance of their specific index because of transaction costs and because of the temporary unavailability of certain component securities of the index.
Foreign Security and Emerging Market Risk. Investments of underlying funds that invest in foreign securities involve risks relating to currency fluctuations and to political, social and economic developments abroad, as well as risks resulting from differences between the regulations to which U.S. and foreign issuers and markets are subject. These risks may be greater in emerging markets. The investment markets of emerging countries are generally more volatile than markets of developed countries with more mature economies.

Performance
The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows how the fund’s investment results have varied from year to year. The table shows the fund’s average annual total returns for various periods compared to a broad measure of market performance. Performance results for the fund for all periods prior to August 29, 2014 represents the performance of the Ultra Series Fund Madison Target Retirement 2020 Fund Class I shares (the "Predecessor Fund"), which is managed by the same investment adviser and portfolio managers. As of the inception date of the Madison Target Retirement 2020 Fund, the Predecessor Fund exchanged in kind substantially all of its portfolio holdings for Class R6 shares of the Madison Target Retirement 2020 Fund, therefore, the historical returns prior to August 29, 2014 are those of the Predecessor Fund. The fund’s past performance (before and after taxes) is not necessarily an indication of its future performance. Updated performance information current to the most recent month end is available at no cost by visiting www.madisonfunds.com or by calling 1-800-877-6089.

Calendar Year Total Returns for Class R6 Shares

Highest/Lowest quarter end results during this period were:

Highest:	2Q 2009	15.29%
Lowest	4Q 2008	-19.67%

Average Annual Total ReturnsFor Periods Ended December 31, 2014
Average Annual Total Returns Madison Funds Prospectus Madison Target Retirement 2020 Fund	Label	1 Year	5 Years	Inception Date
R6	Class R6 Shares – Return Before Taxes	7.09%	7.78%	Aug. 29, 2014
R6 After Taxes on Distributions	Return After Taxes on Distributions	6.43%	7.65%	Aug. 29, 2014
R6 After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	4.22%	6.09%	Aug. 29, 2014
Dow Jones Global Target 2020 Index	Dow Jones Global Target 2020 Index (reflects no deduction for sales charges, account fees, expenses or taxes)	4.81%	7.44%
Target Date 2020 Custom Index	S&P Target Date To 2020 Index (TR) (reflects no deduction for sales charges, account fees, expenses or taxes)	4.90%	7.82%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Madison Target Retirement 2030 Fund
MADISON TARGET RETIREMENT 2030 FUND
Investment Objective
The Madison Target 2030 Fund seeks to provide capital appreciation and current income consistent with its current asset allocation.
Example:Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.
Shareholder Fees: (fees paid directly from your investment)
Shareholder Fees	Madison Funds Prospectus Madison Target Retirement 2030 Fund R6
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	none
Redemption Fee (as a percentage of Amount Redeemed)	none

Annual Fund Operating Expenses: (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Madison Funds Prospectus Madison Target Retirement 2030 Fund R6
Management Fees (as a percentage of Assets)	0.25%
Distribution and Service (12b-1) Fees	none
Other Expenses (as a percentage of Assets):	0.05%
Acquired Fund Fees and Expenses	0.25%
Net Expenses (as a percentage of Assets)	0.55%

The following example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.
The example assumes you invest $10,000 in the fund for the time periods indicated and then either redeem or not redeem your shares at the end of the period. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Madison Funds Prospectus Madison Target Retirement 2030 Fund R6	56	198	352	801

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the expense examples above, affect the fund’s performance. The fund commenced investment operations on August 29, 2014. During the period August 29 to October 31, 2014, the fund's portfolio turnover rate was 44% of the average value of its portfolio.

Principal Investment Strategies
The fund invests primarily in shares of other registered investment companies (the “underlying funds”) according to an asset allocation strategy developed by Madison for investors planning to retire in or within a few years of 2030. Over time, the fund’s asset allocation will become more conservative until it reaches approximately 15-30% in stock funds and 70-85% in bond funds as illustrated in the chart below.
The asset allocation strategy is designed to reduce the volatility of investment returns in the later years while still providing the potential for higher total returns over the target period. Although the actual allocations may vary, as of October 31, 2014, the fund’s asset allocation was as follows:

•	Stock Funds:	53.4%
•	Bond Funds:	37.2%
•	Foreign Stock Funds:	4.5%
•	Money Market Funds:	2.1%
On a periodic basis, Madison will evaluate and sometimes revise the fund's asset allocation, including revising the asset class weightings and adding and/or removing underlying funds. Madison will also monitor the underlying funds on an ongoing basis and may increase or decrease the fund's investment in one or several underlying funds. The underlying fund selections are made based on several considerations, including the fund's style or asset class exposures, portfolio characteristics, risk profile, and investment process. With regard to investments in debt securities, Madison’s bias is toward securities with intermediate and short-term maturities.
The fund’s investment strategy reflects Madison’s general “Participate and Protect®” investment philosophy. Madison’s expectation is that investors in the fund will participate in market appreciation during bull markets and experience something less than full participation during bear markets compared with investors in portfolios holding more speculative and volatile securities; therefore, this investment philosophy is intended to represent a conservative investment strategy. There is no assurance that Madison’s expectations regarding this investment strategy will be realized.
Although the fund expects to pursue its investment objective utilizing its principal investment strategies regardless of market conditions, the fund may invest up to 100% in money market instruments. To the extent the fund engages in this temporary defensive position, the fund’s ability to achieve its investment objective may be diminished.

Principal Risks
The fund is a fund of funds, meaning that it invests primarily in the shares of underlying funds, including exchange traded funds (“ETFs”). Thus, the fund’s investment performance and its ability to achieve its investment goal are directly related to the performance of the underlying funds in which it invests. Each underlying fund’s performance, in turn, depends on the particular securities in which that underlying fund invests and the expenses of that underlying fund. Accordingly, the fund is subject to the risks of the underlying funds in direct proportion to the allocation of its assets among the underlying funds.
The specific risks of owning the fund are set forth below.  You could lose money as a result of investing in the fund. An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.  The fund’s share price and total return will fluctuate.  You should consider your own investment goals, time horizon and risk tolerance before investing in the fund.
Asset Allocation Risk. The fund is subject to asset allocation risk, which is the risk that the selection of the underlying funds and the allocation of the fund’s assets among the various asset classes and market segments will cause the fund to underperform other funds with a similar investment objective.
Market and Financial Risk. The fund is subject to market risk, which is the risk that the value of an investment may fluctuate in response to stock market movements. The equity investments of underlying funds also subject the fund to financial risk, which is the risk that an issuer’s earnings prospects and overall financial position will deteriorate, causing a decline in the security’s value.
Equity Risk. The fund, through the underlying funds, is subject to equity risk. Equity risk is the risk that securities held by the fund will fluctuate in value due to general market or economic conditions, perceptions regarding the industries in which the issuers of securities held by the fund participate, and the particular circumstances and performance of particular companies whose securities the fund holds. In addition, while broad market measures of common stocks have historically generated higher average returns than fixed income securities, common stocks have also experienced significantly more volatility in those returns.
Income Volatility, Interest Rate Risk and Credit Risk. The fund, through the underlying funds, is subject to income volatility, interest rate risk and credit risk. Income volatility refers to the degree and speed with which changes in prevailing market interest rates diminish the level of current income from a portfolio of income-bearing securities. Interest rate risk is the risk that the value of your investment will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the market value of income-bearing securities. When interest rates rise, bond prices fall; generally, the longer a bond’s maturity, the more sensitive it is to this risk. Credit risk is the risk that issuers of debt securities may be unable to meet their interest or principal payment obligations when due.
Non-Investment Grade Security Risk. To the extent that the fund invests in underlying funds that invest in non-investment grade securities, the fund is subject to above-average credit, market and other risks. Issuers of non-investment grade securities (i.e., “junk” bonds) are typically in weak financial health and their ability to pay interest and principal is uncertain. Compared to issuers of investment grade bonds, they are more likely to encounter financial difficulties and to be materially affected by these difficulties when they do encounter them.
ETF Risks. The main risks of investing in ETFs are the same as investing in a portfolio of equity securities comprising the index on which the ETF is based, although lack of liquidity in an ETF could result in it being more volatile than the securities comprising the index. Additionally, the market prices of ETFs will fluctuate in accordance with both changes in the market value of their underlying portfolio securities and due to supply and demand for the instruments on the exchanges on which they are traded (which may result in their trading at a discount or premium to their net asset values.) Index-based ETF investments may not replicate exactly the performance of their specific index because of transaction costs and because of the temporary unavailability of certain component securities of the index.
Foreign Security and Emerging Market Risk. Investments of underlying funds that invest in foreign securities involve risks relating to currency fluctuations and to political, social and economic developments abroad, as well as risks resulting from differences between the regulations to which U.S. and foreign issuers and markets are subject. These risks may be greater in emerging markets. The investment markets of emerging countries are generally more volatile than markets of developed countries with more mature economies.

Performance
The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows how the fund’s investment results have varied from year to year. The table shows the fund’s average annual total returns for various periods compared to a broad measure of market performance. Performance results for the fund for all periods prior to August 29, 2014 represents the performance of the Ultra Series Fund Madison Target Retirement 2030 Fund Class I shares (the "Predecessor Fund"), which is managed by the same investment adviser and portfolio managers. As of the inception date of the Madison Target Retirement 2030 Fund, the Predecessor Fund exchanged in kind substantially all of its portfolio holdings for Class R6 shares of the Madison Target Retirement 2030 Fund, therefore, the historical returns prior to August 29, 2014 are those of the Predecessor Fund. The fund’s past performance (before and after taxes) is not necessarily an indication of its future performance. Updated performance information current to the most recent month end is available at no cost by visiting www.madisonfunds.com or by calling 1-800-877-6089.

Calendar Year Total Returns for Class R6 Shares

Highest/Lowest quarter end results during this period were:

Highest:	2Q 2009	16.77%
Lowest	4Q 2008	-21.65%

Average Annual Total ReturnsFor Periods Ended December 31, 2014
Average Annual Total Returns Madison Funds Prospectus Madison Target Retirement 2030 Fund	Label	1 Year	5 Years	Inception Date
R6	Class R6 Shares – Return Before Taxes	8.03%	9.16%	Aug. 29, 2014
R6 After Taxes on Distributions	Return After Taxes on Distributions	7.16%	8.98%	Aug. 29, 2014
R6 After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	5.03%	7.22%	Aug. 29, 2014
Dow Jones Global Target 2030 Index	Dow Jones Global Target 2030 Index (reflects no deduction for sales charges, account fees, expenses or taxes)	5.50%	9.61%
Target Date 2030 Custom Index	S&P Target Date To 2030 Index (TR) (reflects no deduction for sales charges, account fees, expenses or taxes)	4.95%	9.11%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Madison Target Retirement 2040 Fund
MADISON TARGET RETIREMENT 2040 FUND
Investment Objective
The Madison Target 2040 Fund seeks to provide capital appreciation and current income consistent with its current asset allocation.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.
Shareholder Fees: (fees paid directly from your investment)
Shareholder Fees	Madison Funds Prospectus Madison Target Retirement 2040 Fund R6
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	none
Redemption Fee (as a percentage of Amount Redeemed)	none

Annual Fund Operating Expenses: (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Madison Funds Prospectus Madison Target Retirement 2040 Fund R6
Management Fees (as a percentage of Assets)	0.25%
Distribution and Service (12b-1) Fees	none
Other Expenses (as a percentage of Assets):	0.05%
Acquired Fund Fees and Expenses	0.25%
Net Expenses (as a percentage of Assets)	0.55%

Example:
The following example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.
The example assumes you invest $10,000 in the fund for the time periods indicated and then either redeem or not redeem your shares at the end of the period. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Madison Funds Prospectus Madison Target Retirement 2040 Fund R6	56	198	352	801

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the expense examples above, affect the fund’s performance. The fund commenced investment operations on August 29, 2014. During the period August 29 to October 31, 2014, the fund's portfolio turnover rate was 46% of the average value of its portfolio.

Principal Investment Strategies
The fund invests primarily in shares of other registered investment companies (the “underlying funds”) according to an asset allocation strategy developed by Madison for investors planning to retire in or within a few years of 2040. Over time, the fund’s asset allocation will become more conservative until it reaches approximately 15-30% in stock funds and 70-85% in bond funds as illustrated in the chart below.
The asset allocation strategy is designed to reduce the volatility of investment returns in the later years while still providing the potential for higher total returns over the target period. Although the actual allocations may vary, as of October 31, 2014, the fund's assets allocation was as follows:

•	Stock Funds:	61.1%
•	Bond Funds:	27.2%
•	Foreign Stock Funds:	9.6%
•	Money Market Funds:	2.1%
On a periodic basis, Madison will evaluate and sometimes revise the fund's asset allocation, including revising the asset class weightings and adding and/or removing underlying funds. Madison will also monitor the underlying funds on an ongoing basis and may increase or decrease the fund's investment in one or several underlying funds. The underlying fund selections are made based on several considerations, including the fund's style or asset class exposures, portfolio characteristics, risk profile, and investment process. With regard to investments in debt securities, Madison’s bias is toward securities with intermediate and short-term maturities.
The fund’s investment strategy reflects Madison’s general “Participate and Protect®” investment philosophy. Madison’s expectation is that investors in the fund will participate in market appreciation during bull markets and experience something less than full participation during bear markets compared with investors in portfolios holding more speculative and volatile securities; therefore, this investment philosophy is intended to represent a conservative investment strategy. There is no assurance that Madison’s expectations regarding this investment strategy will be realized.
Although the fund expects to pursue its investment objective utilizing its principal investment strategies regardless of market conditions, the fund may invest up to 100% in money market instruments. To the extent the fund engages in this temporary defensive position, the fund’s ability to achieve its investment objective may be diminished.

Principal Risks
The fund is a fund of funds, meaning that it invests primarily in the shares of underlying funds, including exchange traded funds (“ETFs”). Thus, the fund’s investment performance and its ability to achieve its investment goal are directly related to the performance of the underlying funds in which it invests. Each underlying fund’s performance, in turn, depends on the particular securities in which that underlying fund invests and the expenses of that underlying fund. Accordingly, the fund is subject to the risks of the underlying funds in direct proportion to the allocation of its assets among the underlying funds.
The specific risks of owning the fund are set forth below.  You could lose money as a result of investing in the fund. An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.  The fund’s share price and total return will fluctuate.  You should consider your own investment goals, time horizon and risk tolerance before investing in the fund.
Asset Allocation Risk. The fund is subject to asset allocation risk, which is the risk that the selection of the underlying funds and the allocation of the fund’s assets among the various asset classes and market segments will cause the fund to underperform other funds with a similar investment objective.
Market and Financial Risk. The fund is subject to market risk, which is the risk that the value of an investment may fluctuate in response to stock market movements. The equity investments of underlying funds also subject the fund to financial risk, which is the risk that an issuer’s earnings prospects and overall financial position will deteriorate, causing a decline in the security’s value.
Equity Risk. The fund, through the underlying funds, is subject to equity risk. Equity risk is the risk that securities held by the fund will fluctuate in value due to general market or economic conditions, perceptions regarding the industries in which the issuers of securities held by the fund participate, and the particular circumstances and performance of particular companies whose securities the fund holds. In addition, while broad market measures of common stocks have historically generated higher average returns than fixed income securities, common stocks have also experienced significantly more volatility in those returns.
Income Volatility, Interest Rate Risk and Credit Risk. The fund, through the underlying funds, is subject to income volatility, interest rate risk and credit risk. Income volatility refers to the degree and speed with which changes in prevailing market interest rates diminish the level of current income from a portfolio of income-bearing securities. Interest rate risk is the risk that the value of your investment will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the market value of income-bearing securities. When interest rates rise, bond prices fall; generally, the longer a bond’s maturity, the more sensitive it is to this risk. Credit risk is the risk that issuers of debt securities may be unable to meet their interest or principal payment obligations when due.
Non-Investment Grade Security Risk. To the extent that the fund invests in underlying funds that invest in non-investment grade securities, the fund is subject to above-average credit, market and other risks. Issuers of non-investment grade securities (i.e., “junk” bonds) are typically in weak financial health and their ability to pay interest and principal is uncertain. Compared to issuers of investment grade bonds, they are more likely to encounter financial difficulties and to be materially affected by these difficulties when they do encounter them.
ETF Risks. The main risks of investing in ETFs are the same as investing in a portfolio of equity securities comprising the index on which the ETF is based, although lack of liquidity in an ETF could result in it being more volatile than the securities comprising the index. Additionally, the market prices of ETFs will fluctuate in accordance with both changes in the market value of their underlying portfolio securities and due to supply and demand for the instruments on the exchanges on which they are traded (which may result in their trading at a discount or premium to their net asset values.) Index-based ETF investments may not replicate exactly the performance of their specific index because of transaction costs and because of the temporary unavailability of certain component securities of the index.
Foreign Security and Emerging Market Risk. Investments of underlying funds that invest in foreign securities involve risks relating to currency fluctuations and to political, social and economic developments abroad, as well as risks resulting from differences between the regulations to which U.S. and foreign issuers and markets are subject. These risks may be greater in emerging markets. The investment markets of emerging countries are generally more volatile than markets of developed countries with more mature economies.

Performance
The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows how the fund’s investment results have varied from year to year. The table shows the fund’s average annual total returns for various periods compared to a broad measure of market performance. Performance results for the fund for all periods prior to August 29, 2014 represents the performance of the Ultra Series Fund Madison Target Retirement 2040 Fund Class I shares (the "Predecessor Fund"), which is managed by the same investment adviser and portfolio managers. As of the inception date of the Madison Target Retirement 2040 Fund, the Predecessor Fund exchanged in kind substantially all of its portfolio holdings for Class R6 shares of the Madison Target Retirement 2040 Fund, therefore, the historical returns prior to August 29, 2014 are those of the Predecessor Fund. The fund’s past performance (before and after taxes) is not necessarily an indication of its future performance. Updated performance information current to the most recent month end is available at no cost by visiting www.madisonfunds.com or by calling 1-800-877-6089.

Calendar Year Total Returns for Class R6 Shares

Highest/Lowest quarter end results during this period were:

Highest:	2Q 2009	18.13%
Lowest	4Q 2008	-23.55%

Average Annual Total ReturnsFor Periods Ended December 31, 2014
Average Annual Total Returns Madison Funds Prospectus Madison Target Retirement 2040 Fund	Label	1 Year	5 Years	Inception Date
R6	Class R6 Shares – Return Before Taxes	8.25%	9.78%	Aug. 29, 2014
R6 After Taxes on Distributions	Return After Taxes on Distributions	7.23%	9.57%	Aug. 29, 2014
R6 After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	5.32%	7.73%	Aug. 29, 2014
Dow Jones Global Target 2040 Index	Dow Jones Global Target 2040 Index (reflects no deduction for sales charges, account fees, expenses or taxes)	6.03%	11.08%
Target Date 2040 Custom index	S&P Target Date To 2040 Index (TR) (reflects no deduction for sales charges, account fees, expenses or taxes)	4.91%	10.14%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Madison Target Retirement 2050 Fund
MADISON TARGET RETIREMENT 2050 FUND
Investment Objective
The Madison Target 2050 Fund seeks to provide capital appreciation and current income consistent with its current asset allocation.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.
Shareholder Fees: (fees paid directly from your investment)
Shareholder Fees	Madison Funds Prospectus Madison Target Retirement 2050 Fund R6
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	none
Exchange Fee (as a percentage of Amount Redeemed)	none

Annual Fund Operating Expenses: (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Madison Funds Prospectus Madison Target Retirement 2050 Fund R6
Management Fees (as a percentage of Assets)	0.25%
Distribution and Service (12b-1) Fees	none
Other Expenses (as a percentage of Assets):	0.05%
Acquired Fund Fees and Expenses	0.25%
Net Expenses (as a percentage of Assets)	0.55%

Example:
The following example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.
The example assumes you invest $10,000 in the fund for the time periods indicated and then redeem your shares at the end of the period. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Madison Funds Prospectus Madison Target Retirement 2050 Fund R6	56	198	352	801

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the expense examples above, affect the fund’s performance. The fund commenced investment operations on August 29, 2014. During the period August 29 to October 31, 2014, the fund's portfolio turnover rate was 52% of the average value of its portfolio.

Principal Investment Strategies
The fund invests primarily in shares of other registered investment companies (the “underlying funds”) according to an asset allocation strategy developed by Madison for investors planning to retire in or within a few years of 2050. Over time, the fund’s asset allocation will become more conservative until it reaches approximately 15-30% in stock funds and 70-85% in bond funds as illustrated in the chart below.
The asset allocation strategy is designed to reduce the volatility of investment returns in the later years while still providing the potential for higher total returns over the target period. Although the actual allocations may vary, as of October 31, 2014, the fund’s asset allocation was as follows:

•	Stock Funds:	68.7%
•	Bond Funds:	17.3%
•	Foreign Stock Funds:	11.9%
•	Money Market Funds:	2.1%
On a periodic basis, Madison will evaluate and sometimes revise the fund's asset allocation, including revising the asset class weightings and adding and/or removing underlying funds. Madison will also monitor the underlying funds on an ongoing basis and may increase or decrease the fund's investment in one or several underlying funds. The underlying fund selections are made based on several considerations, including the fund's style or asset class exposures, portfolio characteristics, risk profile, and investment process. With regard to investments in debt securities, Madison’s bias is toward securities with intermediate and short-term maturities.
The fund’s investment strategy reflects Madison’s general “Participate and Protect®” investment philosophy. Madison’s expectation is that investors in the fund will participate in market appreciation during bull markets and experience something less than full participation during bear markets compared with investors in portfolios holding more speculative and volatile securities; therefore, this investment philosophy is intended to represent a conservative investment strategy. There is no assurance that Madison’s expectations regarding this investment strategy will be realized.
Although the fund expects to pursue its investment objective utilizing its principal investment strategies regardless of market conditions, the fund may invest up to 100% in money market instruments. To the extent the fund engages in this temporary defensive position, the fund’s ability to achieve its investment objective may be diminished.

Principal Risks
The fund is a fund of funds, meaning that it invests primarily in the shares of underlying funds, including exchange traded funds (“ETFs”). Thus, the fund’s investment performance and its ability to achieve its investment goal are directly related to the performance of the underlying funds in which it invests. Each underlying fund’s performance, in turn, depends on the particular securities in which that underlying fund invests and the expenses of that underlying fund. Accordingly, the fund is subject to the risks of the underlying funds in direct proportion to the allocation of its assets among the underlying funds.
The specific risks of owning the fund are set forth below.  You could lose money as a result of investing in the fund. An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.  The fund’s share price and total return will fluctuate.  You should consider your own investment goals, time horizon and risk tolerance before investing in the fund.
Asset Allocation Risk. The fund is subject to asset allocation risk, which is the risk that the selection of the underlying funds and the allocation of the fund’s assets among the various asset classes and market segments will cause the fund to underperform other funds with a similar investment objective.
Market and Financial Risk. The fund is subject to market risk, which is the risk that the value of an investment may fluctuate in response to stock market movements. The equity investments of underlying funds also subject the fund to financial risk, which is the risk that an issuer’s earnings prospects and overall financial position will deteriorate, causing a decline in the security’s value.
Equity Risk. The fund, through the underlying funds, is subject to equity risk. Equity risk is the risk that securities held by the fund will fluctuate in value due to general market or economic conditions, perceptions regarding the industries in which the issuers of securities held by the fund participate, and the particular circumstances and performance of particular companies whose securities the fund holds. In addition, while broad market measures of common stocks have historically generated higher average returns than fixed income securities, common stocks have also experienced significantly more volatility in those returns.
Income Volatility, Interest Rate Risk and Credit Risk. The fund, through the underlying funds, is subject to income volatility, interest rate risk and credit risk. Income volatility refers to the degree and speed with which changes in prevailing market interest rates diminish the level of current income from a portfolio of income-bearing securities. Interest rate risk is the risk that the value of your investment will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the market value of income-bearing securities. When interest rates rise, bond prices fall; generally, the longer a bond’s maturity, the more sensitive it is to this risk. Credit risk is the risk that issuers of debt securities may be unable to meet their interest or principal payment obligations when due.
Non-Investment Grade Security Risk. To the extent that the fund invests in underlying funds that invest in non-investment grade securities, the fund is subject to above-average credit, market and other risks. Issuers of non-investment grade securities (i.e., “junk” bonds) are typically in weak financial health and their ability to pay interest and principal is uncertain. Compared to issuers of investment grade bonds, they are more likely to encounter financial difficulties and to be materially affected by these difficulties when they do encounter them.
ETF Risks. The main risks of investing in ETFs are the same as investing in a portfolio of equity securities comprising the index on which the ETF is based, although lack of liquidity in an ETF could result in it being more volatile than the securities comprising the index. Additionally, the market prices of ETFs will fluctuate in accordance with both changes in the market value of their underlying portfolio securities and due to supply and demand for the instruments on the exchanges on which they are traded (which may result in their trading at a discount or premium to their net asset values.) Index-based ETF investments may not replicate exactly the performance of their specific index because of transaction costs and because of the temporary unavailability of certain component securities of the index.
Foreign Security and Emerging Market Risk. Investments of underlying funds that invest in foreign securities involve risks relating to currency fluctuations and to political, social and economic developments abroad, as well as risks resulting from differences between the regulations to which U.S. and foreign issuers and markets are subject. These risks may be greater in emerging markets. The investment markets of emerging countries are generally more volatile than markets of developed countries with more mature economies.

Performance
The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows how the fund’s investment results have varied from year to year. The table shows the fund’s average annual total returns for various periods compared to a broad measure of market performance. Performance results for the fund for all periods prior to August 29, 2014 represents the performance of the Ultra Series Fund Madison Target Retirement 2050 Fund Class I shares (the "Predecessor Fund"), which is managed by the same investment adviser and portfolio managers. As of the inception date of the Madison Target Retirement 2050 Fund, the Predecessor Fund exchanged in kind substantially all of its portfolio holdings for Class R6 shares of the Madison Target Retirement 2050 Fund, therefore, the historical returns prior to August 29, 2014 are those of the Predecessor Fund. The fund’s past performance (before and after taxes) is not necessarily an indication of its future performance. Updated performance information current to the most recent month end is available at no cost by visiting www.madisonfunds.com or by calling 1-800-877-6089.

Calendar Year Total Returns for Class R6 Shares

Highest/Lowest quarter end results during this period were:

Highest:	1Q 2012	8.01%
Lowest	2Q 2012	-2.67%

Average Annual Total ReturnsFor Periods Ended December 31, 201
Average Annual Total Returns Madison Funds Prospectus Madison Target Retirement 2050 Fund	Label	1 Year	Since Inception	Inception Date
R6	Class R6 Shares – Return Before Taxes	8.47%	14.31%	Aug. 29, 2014
R6 After Taxes on Distributions	Return After Taxes on Distributions	7.60%	12.82%	Aug. 29, 2014
R6 After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	5.38%	10.70%	Aug. 29, 2014
Dow Jones Global Target 2050 Index	Dow Jones Global Target 2050 Index (reflects no deduction for sales charges, account fees, expenses or taxes)	6.19%	14.91%
Target 2050 Custom Index	S&P Target Date To 2050 Index (TR) (reflects no deduction for sales charges, account fees, expenses or taxes)	4.77%	13.96%

Effective February 28, 2015 the primary benchmark was changed to the S&P Target Date To 2050 Index (TR) to better reflect the manner in which the fund is being managed.
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.